CREDIT SUISSE TRUST
INTERNATIONAL EQUITY FLEX I PORTFOLIO
INTERNATIONAL EQUITY FLEX II PORTFOLIO

Your Vote is Important

Dear Beneficial Owner:

Shares of Credit Suisse Trust — International Equity Flex I Portfolio (the "Flex I Portfolio") and/or Credit Suisse Trust — International Equity Flex II Portfolio (the "Flex II Portfolio" and together with the Flex I Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust, a Massachusetts business trust (the "Trust"), have been purchased at your direction by certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. The Participating Insurance Companies as the shareholders of record and legal owners of those separate accounts, have been asked to approve an Agreement and Plan of Reorganization with respect to each Acquired Portfolio (each, an "Agreement" and together, the "Agreements") whereby the Acquired Portfolio will be combined with and into Credit Suisse Trust — International Equity Flex III Portfolio (the "Acquiring Portfolio"), also a series of the Trust, (the Acquired Portfolios and the Acquiring Portfolio, together, the "Portfolios" and each, a "Portfolio"), in a tax-free reorganization (an "Acquisition"). As an owner of a variable contract with an interest in one or more of those separate accounts, the Participating Insurance Companies are asking you for instructions as to how to vote the shares of the Acquired Portfolio that are attributable to your variable contract at an upcoming joint special meeting of the shareholders of the Acquired Portfolios (the "Special Meeting"). Under the terms of each proposal, the Acquiring Portfolio would acquire all of the assets and liabilities of the relevant Acquired Portfolio.

For simplicity, in the attached Prospectus/Proxy Statement you may be referred to as "the shareholder" since your vote and the votes of other contract owners who have instructed the Participating Insurance Companies to invest in the Acquired Portfolios will determine whether each proposal will be approved or adopted.

Important Information About the Acquisitions

The Board of Trustees of the Trust and Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to each Portfolio, believe that each Acquisition is in the best interests of the relevant Acquired Portfolio and its shareholders.

As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and investment policies of the Portfolios.

The Acquiring Portfolio has the same co-administrators, distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees. The closing of each Acquisition (the "Closing Date") is expected to be on or about December 11, 2009.

If shareholders of an Acquired Portfolio approve the Agreement relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event the Agreement is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of Trustees of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Upon consummation of an Acquisition, shareholders of the relevant Acquired Portfolio will become shareholders of the Acquiring Portfolio, with an aggregate net asset value equal to the aggregate net asset value of such shareholders' investment in the Acquired Portfolio immediately prior to the Acquisition. No sales or other charges will be imposed in connection with an Acquisition. In the opinion of counsel, no gain or loss will be recognized by the shareholders of an Acquired Portfolio for federal income tax purposes as a result of their exchange of Acquired Portfolio shares of beneficial interest for Acquiring Portfolio shares pursuant to an Acquisition, and the Acquired Portfolio generally will not recognize gain or loss for such purposes. Credit Suisse or its affiliates will bear all reasonable, ordinary expenses incurred in connection with each Acquisition.

The Special Meeting for each Acquired Portfolio will be held on November 12, 2009 to consider the Acquisition set forth in the Acquired Portfolio's Notice of Special Meeting. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

Detailed information about the proposal relating to each Acquired Portfolio is described in the attached Prospectus/Proxy Statement. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO SET FORTH IN THE ACQUIRED PORTFOLIO'S NOTICE OF SPECIAL MEETING. On behalf of the Board of Trustees of the Trust, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

Please read the full text of the Prospectus/Proxy Statement before you vote.

If you have any questions regarding the proposed Acquisition relating to your Acquired Portfolio, please feel free to call The Altman Group, Inc. at (866) 796-1245.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,

J. Kevin Gao
Vice President and Secretary
of Credit Suisse Trust, on behalf of each Acquired Portfolio

October 8, 2009

CREDIT SUISSE TRUST
INTERNATIONAL EQUITY FLEX I PORTFOLIO
INTERNATIONAL EQUITY FLEX II PORTFOLIO

IMPORTANT NEWS FOR PORTFOLIO SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal(s) you are being asked to vote on.

Q & A: QUESTIONS AND ANSWERS

Q:  WHAT IS HAPPENING?

A:  Credit Suisse Asset Management, LLC ("Credit Suisse") is proposing to combine the assets of each of Credit Suisse Trust — International Equity Flex I Portfolio (the "Flex I Portfolio") and Credit Suisse Trust — International Equity Flex II Portfolio (the "Flex II Portfolio" and together with the Flex I Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust, a Massachusetts business trust (the "Trust"), with Credit Suisse Trust — International Equity Flex III Portfolio (the "Acquiring Portfolio"), also a series of the Trust (the Acquired Portfolios and the Acquiring Portfolio, together, the "Portfolios" and each, a "Portfolio"). The shareholders of each Acquired Portfolio are being asked to vote on an Agreement and Plan of Reorganization (the "Agreement") relating to their Portfolio for the assets and liabilities of the Acquired Portfolio to be acquired by the Acquiring Portfolio in a tax-free exchange of shares (each, an "Acquisition"). If an Agreement is approved and the Acquisition consummated, you would no longer be a shareholder of the Acquired Portfolio, but would become a shareholder of the Acquiring Portfolio.

Q:  WHAT ARE THE DIFFERENCES BETWEEN MY PORTFOLIO AND THE ACQUIRING PORTFOLIO?

A:  As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and investment policies of the Portfolios. All Portfolios have identical investment policies and risk factors.

  The Acquiring Portfolio has the same investment adviser, co-administrators, distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees. The closing of each Acquisition (the "Closing Date") is expected to be on or about December 11, 2009.

Q:  WHAT WILL HAPPEN TO PORTFOLIO EXPENSES?

A:  The Acquisition of the Flex I Portfolio is expected to result in comparable gross annual operating expenses for Flex I Portfolio shareholders, while the Acquisition of the Flex II Portfolio is expected to result in lower gross annual operating expenses for Flex II Portfolio shareholders. For the fiscal year ending December 31, 2009, the Acquiring Portfolio's estimated total gross expense ratio (unaudited) is 2.38%, and each of the Flex I Portfolio's and the Flex II Portfolio's total gross expense ratio (unaudited) is 2.35% and 3.31%, respectively. Such estimated expense ratios are based on actual expenses incurred by each Portfolio during the period from the beginning of the current fiscal year through June 30, 2009.

  The Acquisition of each Acquired Portfolio is expected to result in lower annual operating expenses net of fee waivers and expense reimbursements (including voluntary fee waivers and expense reimbursements) for Flex I Portfolio shareholders and higher annual operating expenses net of fee waivers and expense reimbursements (including voluntary fee waivers and expense reimbursements) for Flex II Portfolio shareholders. For the fiscal year ending December 31, 2009, the Acquiring Portfolio's estimated total net expense ratio (after voluntary fee waivers and expense reimbursements) is 2.15%, the Flex I Portfolio's estimated total net expense ratio is 2.35% (as it is not currently subject to any fee waivers or expense reimbursements) and the Flex II Portfolio's estimated total net expense ratio (after voluntary fee waivers and expense reimbursements) is 1.80%. While the estimated net expense ratio for the Flex II Portfolio is lower than the net expense ratio for the Acquiring Portfolio, it is only due to Credit Suisse's voluntary fee waivers and expense reimbursements. Credit Suisse may eliminate such voluntary fee waivers and expense reimbursements at any time, and intends to do so with respect to the Flex II Portfolio as it is not economical for it to continue them at this time. Credit Suisse intends to maintain its voluntary fee waivers and expense reimbursements with respect to the Acquiring Portfolio for a period of at least one year following the consummation of the Acquisitions.

  Please see the enclosed Prospectus/Proxy Statement for information on the comparative fees and expenses (including pro forma expenses) of the Portfolios.

Q:  WHAT ARE THE BENEFITS OF EACH TRANSACTION?

A:  The Board of Trustees of the Trust believes that shareholders may benefit from a proposed Acquisition, in part, because the Acquisition will result in a single larger fund with a potentially lower expense ratio. Each proposed Acquisition alone and the Acquisitions taken together may result in efficiencies due to a larger asset base. The following pages give you additional information on the proposed Acquisition(s) on which you are being asked to vote.

Q:  WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION INVOLVING MY PORTFOLIO?

A:  Each Acquisition is expected to be a tax-free event. Assuming each Acquisition qualifies for such treatment and each variable contract owner's variable contract is treated as a variable annuity or variable life insurance contract for federal income tax purposes, each contract owner, as well as other shareholders, will not recognize taxable income as a result of an Acquisition. Variable contract owners should consult a personal tax advisor as to state and local tax consequences.

Q:  WHAT HAPPENS IF THE PLAN FOR MY PORTFOLIO IS NOT APPROVED?

A:  In the event the Agreement for an Acquired Portfolio is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of Trustees of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Q:  WHAT HAPPENS IF SHAREHOLDERS OF ONE ACQUIRED PORTFOLIO APPROVE THEIR ACQUISITION, WHILE SHAREHOLDERS OF THE OTHER ACQUIRED PORTFOLIO DO NOT?

A:  Each Acquisition is a separate transaction and is not dependent on the approval of the other Acquisition. Thus, if shareholders of one Acquired Portfolio approve the Acquisition relating to their Portfolio, their Portfolio will be acquired by the Acquiring Portfolio even if shareholders of the other Acquired Portfolio do not approve the Acquisition relating to their Portfolio.

Q:  HOW DO THE BOARD MEMBERS OF THE TRUST RECOMMEND THAT I VOTE?

A:  AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THOSE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO.

Q:  WHOM DO I CALL FOR MORE INFORMATION?

A:  Please call The Altman Group, Inc. who is responsible for mailing the Prospectus/Proxy Statements and tabulating the votes on the proposals at (866) 796-1245.

Q:  HOW CAN I VOTE MY SHARES OF BENEFICIAL INTEREST?

A:  Please choose one of the following options to vote your shares of beneficial interest:

  • By mail, with the enclosed proxy card; or

  • In person at the Special Meeting.

Q:  WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A:  If you are a shareholder of both Acquired Portfolios, you will receive a proxy card for each Acquired Portfolio.

Q:  I'M A SMALL INVESTOR. WHY SHOULD I VOTE?

A:  Your vote makes a difference. If many small shareholders just like you fail to vote their proxies, your Acquired Portfolio may not receive enough votes to go forward with the Special Meeting and additional costs will be incurred through further proxy solicitations.

Q:  WILL THE ACQUIRED PORTFOLIOS PAY FOR THIS PROXY SOLICITATION?

A:  No. Credit Suisse or its affiliates will bear the reasonable, ordinary costs associated with approving each Agreement.

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CREDIT SUISSE TRUST
INTERNATIONAL EQUITY FLEX I PORTFOLIO
INTERNATIONAL EQUITY FLEX II PORTFOLIO

Eleven Madison Avenue
New York, New York 10010

NOTICE OF JOINT
SPECIAL MEETING OF SHAREHOLDERS

To be Held on November 12, 2009

Notice is hereby given that a Joint Special Meeting of Shareholders (the "Special Meeting") of each of Credit Suisse Trust — International Equity Flex I Portfolio (the "Flex I Portfolio") and Credit Suisse Trust — International Equity Flex II Portfolio (the "Flex II Portfolio" and together with the Flex I Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust, a Massachusetts business trust (the "Trust"), will be held at the offices of the Acquired Portfolios, Eleven Madison Avenue, 24th Floor, New York, New York 10010 on November 12, 2009, commencing at 3:00 p.m. for the following purposes:

1.  The shareholders of each Acquired Portfolio are being asked to approve an Agreement and Plan of Reorganization (the "Agreement") relating to their Portfolio providing that (i) the Acquired Portfolio would transfer to Credit Suisse Trust — International Equity Flex III Portfolio (the "Acquiring Portfolio"), also a series of the Trust, all of its assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities, (ii) such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio, and (iii) the Acquired Portfolio would subsequently be terminated as a series of the Trust; and

2.  To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS
THAT YOU VOTE "FOR" THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in each Acquired Portfolio as of the record date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

The Board of Trustees of the Trust has fixed the close of business on September 18, 2009 (the "Record Date") as the record date for the determination of shareholders of each Acquired Portfolio entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in one of two ways:

•  By mail, with the enclosed proxy card; or

•  In person at the Special Meeting.

If you have any questions regarding the proposal relating to your Acquired Portfolio, please feel free to call The Altman Group, Inc. at (866) 796-1245.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO VOTE THROUGH A METHOD INDICATED ABOVE SO THAT THEIR SHARES OF BENEFICIAL INTEREST MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE RELEVANT ACQUIRED PORTFOLIO AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

It is important that proxies be returned promptly.

By Order of the Board of Trustees,

J. Kevin Gao
Vice President and Secretary of the Trust,
on behalf of each Acquired Portfolio

October 8, 2009

Your prompt attention to the enclosed proxy will help to avoid the expense of further solicitation.

PROSPECTUS/PROXY STATEMENT

October 8, 2009

PROXY STATEMENT FOR:
CREDIT SUISSE TRUST — INTERNATIONAL EQUITY FLEX I PORTFOLIO
CREDIT SUISSE TRUST — INTERNATIONAL EQUITY FLEX II PORTFOLIO

Eleven Madison Avenue
New York, New York 10010
1-800-222-8977

PROSPECTUS FOR:
CREDIT SUISSE TRUST — INTERNATIONAL EQUITY FLEX III PORTFOLIO

Eleven Madison Avenue
New York, New York 10010
1-800-222-8977

This Prospectus/Proxy Statement is being furnished to shareholders of each of Credit Suisse Trust — International Equity Flex I Portfolio (the "Flex I Portfolio") and Credit Suisse Trust — International Equity Flex II Portfolio (the "Flex II Portfolio" and together with the Flex I Portfolio, the "Acquired Portfolios" and each, an "Acquired Portfolio"), each a series of Credit Suisse Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, in connection with the solicitation of proxies by the Trust's Board of Trustees, on behalf of each Acquired Portfolio, for use at a Joint Special Meeting of Shareholders to be held on November 12, 2009 at 3:00 p.m. (the "Special Meeting"), at the offices of the Acquired Portfolios located at Eleven Madison Avenue, 24th Floor, New York, New York 10010, or any adjournment(s) thereof. The only proposal to be considered for each Acquired Portfolio is set forth below:

1.  To approve an Agreement and Plan of Reorganization (the "Agreement").

Pursuant to each Agreement, the relevant Acquired Portfolio would transfer to Credit Suisse Trust — International Equity Flex III Portfolio (the "Acquiring Portfolio" and together with the Acquired Portfolios, the "Portfolios"), also a series of the Trust, all of the Acquired Portfolio's assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities; such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio; and the Acquired Portfolio would subsequently be terminated as a series of the Trust (each, an "Acquisition").

As noted and further described in this Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and investment policies of the Portfolios.

Credit Suisse Asset Management, LLC, the investment adviser for the Acquiring Portfolio ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and State Street Bank and Trust Company ("State Street"), co-administrators of the Acquiring Portfolio, serve in the same capacities for each Acquired Portfolio. In addition, the Acquiring Portfolio has the same distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees.

As a result of each proposed Acquisition, shareholders of the relevant Acquired Portfolio will receive that number of shares having an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares of beneficial interest of the Acquired Portfolio immediately prior to the Acquisition. The reasonable, ordinary expenses of each Acquisition and the costs associated with this solicitation for approval of the relevant Agreement will be borne by Credit Suisse or its affiliates. No sales or other charges will be imposed on the shares of the Acquiring Portfolio received by the shareholders of an Acquired Portfolio in connection with an Acquisition.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Portfolio that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about October 12, 2009. A Statement of Additional Information, dated October 8, 2009, relating to this Prospectus/Proxy Statement and the Acquisitions, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon written or oral request and without charge by writing to the Acquiring Portfolio at P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

The following documents containing information about the Portfolios, which have been filed with the SEC, are incorporated herein in their entirety by reference.

•  The current Prospectus of the Acquiring Portfolio, dated May 1, 2009, as supplemented as of the date hereof (File No. 33-58125). The Acquiring Portfolio's Prospectus accompanies this Prospectus/Proxy Statement.

•  The current Prospectus of the Flex I Portfolio, dated May 1, 2009, as supplemented as of the date hereof (File No. 33-58125). A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•  The current Prospectus of the Flex II Portfolio, dated May 1, 2009, as supplemented as of the date hereof (File No. 33-58125). A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•  The Annual Report of the Acquiring Portfolio for the fiscal year ended December 31, 2008 (File No. 811-07261) accompanies this Prospectus/Proxy Statement.

•  The Semi-Annual Report of the Acquiring Portfolio for the fiscal period ended June 30, 2009 (File No. 811-07261). A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•  The Annual Report of your Acquired Portfolio for the fiscal year ended December 31, 2008 (File No. 811-07261) accompanies this Prospectus/Proxy Statement.

•  The Semi-Annual Report of your Acquired Portfolio for the fiscal period ended June 30, 2009 (File No. 811-07261). A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the form of the Agreement for each proposed Acquisition.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS.

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PROPOSAL — APPROVAL OF THE AGREEMENT

SUMMARY

THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE AGREEMENT (A COPY OF THE FORM OF THE AGREEMENT IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUS OF THE RELEVANT ACQUIRED PORTFOLIO, THE STATEMENT OF ADDITIONAL INFORMATION OF THE RELEVANT ACQUIRED PORTFOLIO, THE PROSPECTUS OF THE ACQUIRING PORTFOLIO AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING PORTFOLIO.

PROPOSED ACQUISITION. Each Agreement provides for the acquisition of all of the assets and liabilities of the relevant Acquired Portfolio by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Each Agreement also calls for the distribution of shares of the Acquiring Portfolio to the relevant Acquired Portfolio's shareholders in liquidation of the Acquired Portfolio. As a result of an Acquisition, each shareholder of shares of beneficial interest of the relevant Acquired Portfolio will become the owner of that number of full and fractional shares of the Acquiring Portfolio, having an aggregate net asset value ("NAV") equal to the aggregate net asset value of such shareholder's shares of beneficial interest in the Acquired Portfolio as of the close of business on the date that the Acquired Portfolio's assets and liabilities are exchanged for shares of the Acquiring Portfolio. See "Information About Each Acquisition — Agreement and Plan of Reorganization."

Because the Portfolios are series of the Trust, they do not have a Board of Trustees separate from the other series of the Trust. Accordingly, when we refer to the "Board of Trustees of the Acquired Portfolios" and the "Board of Trustees of the Acquiring Portfolio" elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Trust. For ease of reference and clarity of presentation, shares of beneficial interest of the Portfolios are hereinafter referred to as "shares," and the term "shareholder" shall also be deemed to include holders of variable annuity contracts, variable life insurance policies and tax qualified pension and retirement plans.

For the reasons set forth below under "Reasons for Each Acquisition," the Board of Trustees of the Acquired Portfolios, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that each Acquisition would be in the best interests of the respective Acquired Portfolio and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board of Trustees of the Acquired Portfolios therefore has submitted each Agreement for approval by the relevant Acquired Portfolio's shareholders. The Board of Trustees of the Acquiring Portfolio has also reached similar conclusions and approved each Acquisition with respect to the Acquiring Portfolio.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in an Acquired Portfolio as of the record date and must vote all shares held in the relevant separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof. See "Voting Information." If shareholders of an Acquired Portfolio approve the Acquisition relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event an Agreement is not approved, the Board of Trustees of the relevant Acquired Portfolio will consider other possible courses of action available to it, including resubmitting the applicable Acquisition proposal to shareholders.

TAX CONSEQUENCES. Prior to completion of each Acquisition, the relevant Acquired Portfolio and the Acquiring Portfolio will have received an opinion of counsel that, as a result of the Acquisition, no gain or loss will be recognized by the shareholders of the Acquired Portfolio for federal income tax purposes and generally the Acquired Portfolio will not recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Portfolio shares received by an Acquired Portfolio shareholder will be the same as the holding period and aggregate tax basis of the shares of beneficial interest of the Acquired Portfolio exchanged therefor by such shareholder. In addition, the holding period and aggregate tax basis of the assets of an Acquired Portfolio in the hands of the Acquiring Portfolio as a result of an Acquisition, will generally be the same as in the hands of the Acquired Portfolio immediately prior to the Acquisition.

INVESTMENT OBJECTIVES AND POLICIES. As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and investment policies of the Portfolios.

The investment objective of each Portfolio is capital appreciation.

Each of the Portfolios have identical investment strategies. Each Portfolio invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. Each Portfolio seeks to outperform the MSCI EAFE Index, which is designed to measure the performance of equities in developed markets outside of North America, which include Europe, Australasia (Australia and New Zealand) and the Far East.

Each Portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to 130% of its net assets, and (ii) sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately 30% of its net assets.

Each Portfolio follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. Each Portfolio's portfolio manager selects securities for the Portfolio using proprietary quantitative models, which are designed to:

•  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price;

•  identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the Portfolio's overall long exposure or increase the Portfolio's short exposure to such low quality stocks; and

•  help determine the Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Each Portfolio maintains investment attributes that are similar to those of the basket of securities included in the MSCI EAFE Index and intends to limit its divergence from that index in terms of market, industry and sector exposures. Each Portfolio may invest in securities without regard to market capitalization.

Each Portfolio may invest in common stocks, preferred stocks, securities convertible into common stocks, rights and warrants, and options, forwards, futures, swaps and other types of derivative instruments.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES. You may not buy or sell shares of a Portfolio directly; you may only buy or sell shares through variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. A Portfolio may not be available in connection with a particular contract or plan.

An insurance company's separate accounts buy and sell shares of each Portfolio at NAV, without any sales or other charges. Each insurance company receives orders from its contract holders to buy or sell shares of the Portfolio on any business day that the Portfolio calculates its NAV. If the order is received by the insurance company prior to the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern Time), the order will be executed at that day's NAV.

Participants in certain tax-qualified pension and retirement plans ("plan participants") may buy shares of a Portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in a Portfolio.

DIVIDENDS. The Acquiring Portfolio and each Acquired Portfolio distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the Portfolio unless a shareholder elects otherwise. Each Portfolio typically declares and pays dividends, if any, from net investment income at least annually. Net realized capital gains, if any, of each Portfolio are typically distributed at least annually. Each Acquired Portfolio will pay a dividend of undistributed net investment income and capital gains, if any, immediately prior to the closing of the applicable Acquisition (the "Closing Date"), expected to be on or about December 11, 2009. The amount of any dividend actually paid prior to the Closing Date will vary depending on a number of factors, such as changes in the value of the relevant Acquired Portfolio's holdings and net redemptions of the relevant Acquired Portfolio's shares of beneficial interest. See "Dividend and Distribution Information" in the accompanying Prospectus of the Acquiring Portfolio.

APPRAISAL RIGHTS. Under the laws of the Commonwealth of Massachusetts, shareholders of each Acquired Portfolio do not have appraisal rights in connection with a combination or acquisition of the assets of their Acquired Portfolio by another entity. See "Information on Shareholders' Rights — Voting Rights."

RISK FACTORS

The principal risk factors of the Portfolios and the extent of each risk to the Portfolios are identical. The Portfolios are subject to the following risks:

DERIVATIVES RISK Each Portfolio is subject to derivatives risk. Derivatives, such as options, forwards, futures and swap agreements are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Each Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risks. Each Portfolio may also use derivatives for leverage. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to the following risks described in each Portfolio's Prospectus — correlation risk, liquidity risk, interest-rate risk, market risk and credit risk (see "More About Risk — Types of Investment Risk" in the accompanying Prospectus of the Acquiring Portfolio). Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK Each Portfolio is subject to foreign securities risk. A Portfolio that invests outside the U.S. carries additional risks that include:

•  Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

•  Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

•  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

LEVERAGING RISK Each Portfolio is subject to leveraging risk. When a Portfolio uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Portfolio has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Portfolio. The net asset value of each Portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Portfolio to pay interest.

MARKET RISK Each Portfolio is subject to market risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments — including stocks and bonds and the mutual funds that invest in them.

MODEL RISK Each Portfolio is subject to model risk. A Portfolio bears the risk that the proprietary quantitative models used by the Portfolio's portfolio manager will not be successful in identifying securities that will help the Portfolio achieve its investment objective, causing the Portfolio to underperform its benchmark or other funds with a similar investment objective.

SHORT SALES RISK Each Portfolio is subject to short sales risk. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Portfolio losses. The use by a Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that a Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, a Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Portfolio.

SMALL COMPANIES Each Portfolio is subject to the risk of investing in small companies. Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

SPECIAL-SITUATION COMPANIES Each Portfolio is subject to risk of making "special situation" investments. "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

As stated above, each Portfolio is subject to the same principal risks. Additionally, there are no differences between the non-principal risks to which the Portfolios are subject.

See the accompanying Prospectus of the Acquiring Portfolio for a complete discussion of the risks of investing in the Acquiring Portfolio.

FEE TABLES

The tables below (1) compare the estimated fees and expenses of each Acquired Portfolio and the Acquiring Portfolio for the fiscal year ending December 31, 2009 and (2) show the estimated fees and expenses for the fiscal year ending December 31, 2009 of the combined Portfolio, on a pro forma basis, as if the Acquisition(s) occurred on June 30, 2009. These tables do not reflect fees and expenses incurred at the variable product or plan level; if they were reflected, the overall costs would be higher.

International Equity Flex I Portfolio (Acquired Portfolio) and International Equity Flex III Portfolio (Acquiring Portfolio)*

	International Equity Flex I Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	International Equity Flex III Portfolio — Pro Forma Combined Portfolio(1)
Shareholder fees (paid directly from a shareholder's investments)
Sales charge (load) imposed on purchases	NONE	NONE	NONE
Deferred sales charge (load)	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE
Annual portfolio operating expenses (deducted from Portfolio assets)
Management fee	1.00%	1.00%	1.00%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales(2)	0.80%	0.80%	0.80%
All other expenses	0.55%	0.58%	0.54%
Total annual portfolio operating expenses(3)	2.35%	2.38%	2.34%

*  The information in the fee table is estimated for the fiscal year ending December 31, 2009 in order to reflect anticipated expenses.

(1)  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex I Portfolio by the Acquiring Portfolio.

(2)  Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(3)  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by the Acquiring Portfolio. Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the

Flex I Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex I Portfolio by the Acquiring Portfolio) are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time. However, Credit Suisse intends to maintain its voluntary fee waivers and expense reimbursements with respect to the Acquiring Portfolio for a period of at least one year following the consummation of the Acquisitions. Credit Suisse will not reimburse the Acquiring Portfolio for any expenses relating to dividends on short sales. There are currently no voluntary fee waivers or expense reimbursements in place for the Flex I Portfolio.

Expenses after waivers, reimbursements and credits	International Equity Flex I Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	International Equity Flex III Portfolio — Pro Forma Combined Portfolio
Management fee	1.00%	0.77%	0.81%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales	0.80%	0.80%	0.80%
All other expenses	0.55%	0.58%	0.54%
Net annual portfolio operating expenses	2.35%	2.15%	2.15%

International Equity Flex II Portfolio (Acquired Portfolio) and International Equity Flex III Portfolio (Acquiring Portfolio)*

	International Equity Flex II Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	International Equity Flex III Portfolio — Pro Forma Combined Portfolio(1)
Shareholder fees (paid directly from a shareholder's investments)
Sales charge (load) imposed on purchases	NONE	NONE	NONE
Deferred sales charge (load)	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE
Annual portfolio operating expenses (deducted from Portfolio assets)
Management fee	1.25%	1.00%	1.00%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales(2)	0.80%	0.80%	0.80%
All other expenses	1.26%	0.58%	0.61%
Total annual portfolio operating expenses(3)	3.31%	2.38%	2.41%

*  The information in this table is estimated for the fiscal year ending December 31, 2009 in order to reflect anticipated expenses.

(1)  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

(2)  Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(3)  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by each of the Flex II Portfolio and the Acquiring Portfolio. Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex II Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio) are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time. However, Credit Suisse intends to maintain its voluntary fee waivers and expense reimbursements with respect to the Acquiring Portfolio for a period of at least one year following the consummation of the Acquisitions. Credit Suisse will not reimburse the Flex II Portfolio or the Acquiring Portfolio for any expenses relating to dividends on short sales.

Expenses after waivers, reimbursements and credits	International Equity Flex II Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	International Equity Flex III Portfolio — Pro Forma Combined Portfolio
Management fee	0.00%	0.77%	0.74%
Distribution and service (12b-1) fee	NONE	NONE	NONE
Other expenses
Dividends on short sales	0.80%	0.80%	0.80%
All other expenses	1.00%	0.58%	0.61%
Net annual portfolio operating expenses	1.80%	2.15%	2.15%

Each of International Equity Flex I Portfolio (Acquired Portfolio) and International Equity Flex II Portfolio (Acquired Portfolio) and International Equity Flex III Portfolio (Acquiring Portfolio)*

	International Equity Flex I Portfolio (Acquired Portfolio)	International Equity Flex II Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	International Equity Flex III Portfolio — Pro Forma Combined Portfolio(1)
Shareholder fees (paid directly from a shareholder's investments)
Sales charge (load) imposed on purchases	NONE	NONE	NONE	NONE
Deferred sales charge (load)	NONE	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE	NONE
Annual portfolio operating expenses (deducted from Portfolio assets)
Management fee	1.00%	1.25%	1.00%	1.00%
Distribution and service (12b-1) fee	NONE	NONE	NONE	NONE
Other expenses
Dividends on short sales(2)	0.80%	0.80%	0.80%	0.80%
All other expenses	0.55%	1.26%	0.58%	0.55%
Total annual portfolio operating expenses(3)	2.35%	3.31%	2.38%	2.35%

*  The information in this table is estimated for the fiscal year ending December 31, 2009 in order to reflect anticipated expenses.

(1)  Pro Forma Combined Portfolio assumes the Acquisition of each of the Flex I Portfolio and the Flex II Portfolio by the Acquiring Portfolio.

(2)  Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(3)  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by each of the Flex II Portfolio and the Acquiring Portfolio. Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex I Portfolio, the Flex II Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of each of the Flex I Portfolio and the Flex II Portfolio by the Acquiring Portfolio) are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time. However, Credit Suisse intends to maintain its voluntary fee waivers and expense reimbursements with respect to the Acquiring Portfolio for a period of at least one year following the consummation of the Acquisitions. Credit Suisse will not reimburse the Flex I Portfolio, the Flex II Portfolio or the Acquiring Portfolio for any expenses relating to dividends on short sales. There are currently no voluntary fee waivers or expense reimbursements in place for Flex I Portfolio.

Expenses after waivers, reimbursements and credits	International Equity Flex I Portfolio (Acquired Portfolio)	International Equity Flex II Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	International Equity Flex III Portfolio — Pro Forma Combined Portfolio
Management fee	1.00%	0.00%	0.77%	0.80%
Distribution and service (12b-1) fee	NONE	NONE	NONE	NONE
Other expenses
Dividends on short sales	0.80%	0.80%	0.80%	0.80%
All other expenses	0.55%	1.00%	0.58%	0.55%
Net annual portfolio operating expenses	2.35%	1.80%	2.15%	2.15%

Examples

The following examples are intended to assist an investor in understanding the various costs that an investor in each Portfolio will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the tables presented above (in each case before fee waivers and expense reimbursements) and that all dividends and distributions are reinvested. The examples also assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
International Equity Flex I Portfolio	$238	$733	$1,255	$2,686
International Equity Flex III Portfolio	$241	$742	$1,270	$2,716
Pro Forma Combined Portfolio(1)	$237	$730	$1,250	$2,676
International Equity Flex II Portfolio	$334	$1,018	$1,726	$3,604
International Equity Flex III Portfolio	$241	$742	$1,270	$2,716
Pro Forma Combined Portfolio(2)	$244	$751	$1,285	$2,746
International Equity Flex I Portfolio	$238	$733	$1,255	$2,686
International Equity Flex II Portfolio	$334	$1,018	$1,726	$3,604
International Equity Flex III Portfolio	$241	$742	$1,270	$2,716
Pro Forma Combined Portfolio(3)	$238	$733	$1,255	$2,686

(1)  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex I Portfolio by the Acquiring Portfolio.

(2)  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

(3)  Pro Forma Combined Portfolio assumes the Acquisition of each of the Flex I Portfolio and the Flex II Portfolio by the Acquiring Portfolio.

REASONS FOR THE ACQUISITIONS

The Board of Trustees of the Acquired Portfolios evaluated each Acquisition independently of the other Acquisition and approved each Acquisition separately. The Board of Trustees of the Acquired Portfolios has unanimously determined that it is in the best interest of each Acquired Portfolio to effect the applicable Acquisition. In reaching this conclusion, the Board considered a number of factors, including the following:

1.  each Acquisition alone and the Acquisitions taken together will result in a single larger portfolio seeking capital growth through investing in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies;

2.  total estimated gross expenses for each Acquired Portfolio are expected to decline or remain the same as a result of the Acquisitions; total estimated net expenses for the Pro Forma Combined Portfolio will be lower than total estimated net expenses for the Flex I Portfolio by 20 basis points (assuming both of the Acquisitions are consummated); and total estimated net expenses for the Pro Forma Combined Portfolio will be higher than total estimated net expenses for the Flex II Portfolio by 35 basis points (assuming both of the Acquisitions are consummated), however, this assumes Credit Suisse maintains its current voluntary fee waivers and expense reimbursements with respect to the Flex II Portfolio and the Acquiring Portfolio, which it is not obligated to do and does not intend to do with respect to the Flex II Portfolio (Credit Suisse intends to maintain its voluntary fee waivers and expense reimbursements with respect to the Acquiring Portfolio for a period of at least one year following the consummation of the Acquisitions);

3.  the Acquisitions will eliminate any confusion in the marketplace associated with having more than one portfolio managed by Credit Suisse with identical investment objectives and investment strategies;

4.  the Acquisitions should increase efficiencies, eliminating multiple sets of prospectuses, reports to shareholders and other documents required if each Acquired Portfolio and the Acquiring Portfolio remained separate;

5.  the terms and conditions of each Acquisition;

6.  the larger combined asset base could produce portfolio management benefits, such as the ability to command more attention from brokers and underwriters of securities in which the Portfolios invest than any one Portfolio currently enjoys;

7.  that the investment adviser for the Acquiring Portfolio is the same as that of each Acquired Portfolio;

8.  the federal tax consequences of each Acquisition, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of an Acquired Portfolio or by the Acquiring Portfolio for federal income tax purposes as a result of an Acquisition and that the Acquired Portfolio generally will not recognize gain or loss for such purposes;

9.  the interests of shareholders of each Acquired Portfolio will not be diluted as a result of an Acquisition;

10.  the reasonable, ordinary expenses of each Acquisition will be borne by Credit Suisse or its affiliates; and

11.  no sales or other charges will be imposed in connection with an Acquisition.

The Board also noted that the Acquisitions will result in the combined Portfolio having a total capital loss carry over of approximately $112 million; the Acquiring Portfolio does not have any capital loss carry over. Of this $112 million capital loss carry over for the combined Portfolio, $46 million will expire in 2009, $52 million will expire in 2010, $8 million will expire in 2011 and $6 million will expire in 2016. The full amount of capital loss carry overs may not be able to be utilized and may be subject to Internal Revenue Service ("IRS") limitations.

In light of the foregoing, the Board of Trustees of the Acquired Portfolios, including the Independent Trustees, has determined that it is in the best interests of each Acquired Portfolio to effect the applicable Acquisition. The Board of Trustees of the Acquired Portfolios has also determined that each Acquisition would not result in dilution of the interests of the relevant Acquired Portfolio's shareholders. In making these determinations, the Board of Trustees did not give equal weight to each factor.

The Board of Trustees of the Acquiring Portfolio has determined that it is advantageous to the Acquiring Portfolio to effect each Acquisition. The Board of Trustees of the Acquiring Portfolio considered, among other things, the terms and conditions of each Acquisition and representations that each Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Trustees of the Acquiring Portfolio, including a majority of the Independent Trustees, has determined that each Acquisition is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio's shareholders would not be diluted as a result of either of the Acquisitions.

INFORMATION ABOUT THE ACQUISITIONS

AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Agreements is qualified in its entirety by reference to the form of the Agreement (Exhibit A hereto). Each Agreement provides that the Acquiring Portfolio will acquire all of the assets of the relevant Acquired Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio on the Closing Date.

Prior to the Closing Date, each Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Portfolio will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for each Acquired Portfolio, as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each Portfolio will be calculated by determining the total assets attributable to such Portfolio, subtracting the Portfolio's actual and accrued liabilities, and dividing the result by the total number of outstanding shares. Each Portfolio will utilize the procedures set forth in its current Prospectus or Statement of Additional Information to determine the value of its portfolio securities and to determine the aggregate value of each Portfolio's portfolio.

On or as soon after the Closing Date as conveniently practicable, each Acquired Portfolio will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Portfolio received by the Acquired Portfolio. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Portfolio's shareholders on the share records of the Acquiring Portfolio's transfer agent. Each account will represent the number of shares of the Acquiring Portfolio due to the Acquired Portfolio's shareholders calculated in accordance with the relevant Agreement. After such distribution and the winding up of its affairs, the Acquired Portfolio will terminate as a series of the Trust.

The consummation of each Acquisition is subject to the conditions set forth in the relevant Agreement, including approval of the Agreement by the relevant Acquired Portfolio's shareholders. Notwithstanding approval by the shareholders of the relevant Acquired Portfolio, each Agreement may be terminated at any time at or prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

Pursuant to each Agreement, the Acquiring Portfolio has agreed to indemnify and advance expenses to each Trustee or officer of the relevant Acquired Portfolio against money damages incurred in connection with any claim arising out of such person's services as a Trustee or officer with respect to matters specifically relating to the relevant Acquisition, except by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties in the conduct of his or her office.

Approval of an Agreement requires the affirmative vote of (a) 67% or more of the voting securities of the relevant Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less; provided that a quorum is present. Shareholders of an Acquired Portfolio are entitled to one vote for each share of beneficial interest and a fractional vote for each fraction share of beneficial interest. If shareholders of an Acquired Portfolio approve the Acquisition relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event an Agreement is not approved, the Board of Trustees of the Acquired Portfolio will consider other possible courses of action available to it, including resubmitting the applicable Acquisition proposal to shareholders.

DESCRIPTION OF THE ACQUIRING PORTFOLIO SHARES. Shares of the Acquiring Portfolio will be issued to each Acquired Portfolio in accordance with the procedures detailed in the relevant Agreement and as described in the Acquiring Portfolio's Prospectus and Statement of Additional Information. The Acquiring Portfolio, like each Acquired Portfolio, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the accompanying Prospectus of the Acquiring Portfolio for additional information with respect to the shares of the Acquiring Portfolio.

FEDERAL INCOME TAX CONSEQUENCES. The closing of each Acquisition is conditioned upon the receipt by the Portfolios of an opinion from Willkie Farr & Gallagher LLP, counsel to the Portfolios, to the effect that, based upon certain facts, assumptions and representations, the Acquisition will constitute a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If an Acquisition constitutes a tax-free reorganization, no gain or loss will be recognized by the relevant Acquired Portfolio shareholders as a result of their exchange of shares of beneficial interest pursuant to the Acquisition, and no gain or loss will generally be recognized by the Acquired Portfolio and the Acquiring Portfolio as a result of the Acquisition. Each such opinion, in substance, will state that for U.S. federal income tax purposes:

(a) the transfer of all of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution by the Acquired Portfolio of such Acquiring Portfolio Shares to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Portfolio on the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio;

(c) except for gain or loss regularly attributable to the termination of the Acquired Portfolio's taxable year, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio's shareholders in exchange for their shares of the Acquired Portfolio;

(d) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares of beneficial interest for the Acquiring Portfolio Shares or upon the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio pursuant to the Agreement;

(e) the aggregate tax basis of the Acquiring Portfolio Shares received by each of the Acquired Portfolio's shareholders pursuant to the Acquisition will be the same as the aggregate tax basis of the Acquired Portfolio shares of beneficial interest held by such shareholder immediately prior to the Acquisition, and the holding period of the Acquiring Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the Acquired Portfolio shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares of beneficial interest were held as capital assets on the date of the Acquisition); and

(f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the Acquired Portfolio's taxable year, the tax basis of the Acquired Portfolio's assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Acquisition and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio.

You should recognize that an opinion of counsel is not binding on the IRS or any court. Neither the Acquired Portfolio nor the Acquiring Portfolio will seek to obtain a ruling from the IRS regarding the tax consequences of the Acquisition relating to their Portfolios. Accordingly, if the IRS sought to challenge the tax treatment of an Acquisition and was successful, neither of which is anticipated, the Acquisition could be treated, in whole or in part, as a taxable sale of assets of the relevant Acquired Portfolio, followed by the taxable liquidation thereof.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Acquired Portfolio and its shareholders.

Prior to the Closing Date, each Acquired Portfolio will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

The Acquiring Portfolio's capital loss carryforwards, if any, should not be limited solely by reason of the Acquisitions. However, for five years beginning after the Closing Date, the combined Portfolio will not be allowed to offset certain pre-Acquisition built-in gains attributable to an Acquired Portfolio with the capital loss carryforwards (and certain built-in losses) attributable to the Acquiring Portfolio.

Shareholders of each Acquired Portfolio should consult their tax advisors regarding the effect, if any, of the proposed Acquisition relating to their Portfolio in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. federal income tax consequences of the Acquisitions, shareholders of each Acquired Portfolio should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the Acquisition relating to their Portfolio.

CAPITALIZATION

The following tables show the capitalization of each Acquired Portfolio and the Acquiring Portfolio as of September 18, 2009, and the capitalization of the combined Portfolio, on a pro forma basis, as of the Closing Date, after giving effect to the Acquisitions.(1)

International Equity Flex I Portfolio (Acquired Portfolio) and International Equity Flex III Portfolio (Acquiring Portfolio)

	International Equity Flex I Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	Pro Forma Adjustments		International Equity Flex III Portfolio — Pro Forma Combined Portfolio(2)
Net Assets	$22,076,722	$71,175,491			$93,252,213
Shares Outstanding	2,088,214	12,128,493	1,669,530	*	15,886,237
Net Asset Value Per Share	$10.57	$5.87			$5.87

International Equity Flex II Portfolio (Acquired Portfolio) and International Equity Flex III Portfolio (Acquiring Portfolio)

	International Equity Flex II Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	Pro Forma Adjustments		International Equity Flex III Portfolio — Pro Forma Combined Portfolio(3)
Net Assets	$39,267,743	$71,175,491			$110,443,234
Shares Outstanding	4,122,253	12,128,493	2,564,115	*	18,814,861
Net Asset Value Per Share	$9.53	$5.87			$5.87

Each of International Equity Flex I Portfolio (Acquired Portfolio), International Equity Flex II Portfolio (Acquired Portfolio) and International Equity Flex III Portfolio (Acquired Portfolio)

	International Equity Flex I Portfolio (Acquired Portfolio)	International Equity Flex II Portfolio (Acquired Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	Pro Forma Adjustments		International Equity Flex III Portfolio — Pro Forma Combined Portfolio(4)
Net Assets	$22,076,722	$39,267,743	$71,175,491			$132,519,956
Shares Outstanding	2,088,214	4,122,253	12,128,493	4,236,842	*	22,575,802
Net Asset Value Per Share	$10.57	$9.53	$5.87			$5.87

*  In connection with each Acquisition, shares of the Acquiring Portfolio will be issued to the shareholders of the relevant Acquired Portfolio. The number of shares assumed to be issued is equal to the net asset value of the Acquired Portfolio divided by the net asset value per share of the Acquiring Portfolio as of September 18, 2009.

(1)  Assumes the Acquisition of the relevant Acquired Portfolio(s) had been consummated on September 18, 2009 and is for information purposes only. No assurance can be given as to how many Acquiring Portfolio shares will be received by shareholders of an Acquired Portfolio on the date the applicable Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Portfolio shares that actually will be received on or after such date.

(2)  Assumes the Acquisition of only the Flex I Portfolio by the Acquiring Portfolio.

(3)  Assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

(4)  Assumes the Acquisitions of each of the Flex I Portfolio and Flex II Portfolio by the Acquiring Portfolio.

TOTAL RETURNS

The bar charts and the tables below provide an indication of the risks of investing in each Portfolio. The bar charts show you how each Portfolio's performance has varied from year to year for up to ten years. The tables compare each Portfolio's performance over time to that of a broad-based securities market index. The bar charts and tables do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

International Equity Flex III Portfolio (Acquiring Portfolio)

*  Effective May 1, 2009, the portfolio adopted new investment strategies so that its holdings are selected using quantitative stock selection models rather than the fundamental analysis approach and through which it invests primarily in foreign equity securities using a "flexible 130/30 strategy" in an attempt to outperform the MSCI EAFE Index. Investors should be aware that performance information shown above does not reflect the current investment strategies of the portfolio. Prior to May 1, 2009, the portfolio was known as "Emerging Markets Portfolio."

Average Annual Total Returns(1)

PERIOD ENDED 12/31/08:	1 Year	5 Years	10 Years	Inception Date
International Equity Flex III Portfolio	-54.80%	4.38%	5.79%	12/31/97
MSCI Emerging Markets Free Index(2) (reflects no deductions for fees and expenses)	-53.18%	8.02%	9.31%
MSCI EAFE Index(3) (net dividends) (reflects no deductions for fees and expenses)	-45.09%	-0.81%	-1.26%

(1)  Performance information shown above does not reflect the current investment strategies of the Portfolio. Effective May 1, 2009, the MSCI EAFE Index replaced the MSCI Emerging Markets Free Index as the benchmark-index for the Portfolio.

(2)  The Morgan Stanley Capital International Emerging Markets Free Index is a free float-adjusted market-capitalization index that is designed to measure equity-market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

(3)  The MSCI EAFE Index (net dividends) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

International Equity Flex I Portfolio (Acquired Portfolio)

*  Effective May 1, 2009, the portfolio adopted new investment strategies so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach and through which it invests primarily in foreign equity securities using a "flexible 130/30 strategy" in an attempt to outperform the MSCI EAFE Index. Investors should be aware that performance information shown above does not reflect the current investment strategies of the portfolio. Prior to May 1, 2009, the portfolio was known as "International Focus Portfolio."

Average Annual Total Returns(1)

PERIOD ENDED 12/31/08:	1 Year	5 Years	10 Years	Inception Date
International Equity Flex I Portfolio	-41.03%	1.91%	0.35%	6/30/95
MSCI EAFE Index(2) (net dividends) (reflects no deductions for fees and expenses)	-45.09%	-0.81%	-1.26%

(1)  Performance information shown above does not reflect the current investment strategies of the Portfolio.

(2)  The MSCI EAFE Index (net dividends) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

International Equity Flex II Portfolio (Acquired Portfolio)

*  Effective May 1, 2009, the portfolio adopted new investment strategies so that its holdings are selected using quantitative stock selection models rather than the fundamental analysis approach and through which it invests primarily in foreign equity securities using a "flexible 130/30 strategy" in an attempt to outperform the MSCI EAFE Index. Prior to February 21, 2005, the portfolio followed a different investment policy. Investors should be aware that performance information prior to February 21, 2005 does not reflect the investment policy used between February 21, 2005 and May 1, 2009, and that performance information shown above does not reflect the current investment strategies of the portfolio. Prior to February 21, 2005, the portfolio was known as "Global Post Venture Capital Portfolio." Between February 21, 2005 and May 1, 2009, the portfolio was known as "Global Small Cap Portfolio."

Average Annual Total Returns(1)

PERIOD ENDED 12/31/08:	1 Year	5 Years	10 Years	Inception Date
International Equity Flex II Portfolio	-46.75%	-4.52%	-3.14%	9/30/96
MSCI World Small Cap Index(2) (reflects no deductions for fees and expenses)	-42.91%	-1.63%	3.65%
MSCI EAFE Index(3) (net dividends) (reflects no deductions for fees and expenses)	-45.09%	-0.81%	-1.26%

(1)  Performance information shown above does not reflect the current investment strategies of the Portfolio. Effective May 1, 2009, the MSCI EAFE Index replaced the MSCI World Small Cap Index as the benchmark-index for the portfolio.

(2)  The MSCI World Small Cap Index is an unmanaged broad-based index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

(3)  The MSCI EAFE Index (net dividends) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

OWNERSHIP OF THE PORTFOLIOS

All shares of each Acquired Portfolio and the Acquiring Portfolio are owned of record by Participating Insurance Company separate accounts for the benefit of contract owners. No contract owner had, as of the Record Date, voting authority over as much as 5% of any Portfolios' shares. The insurance company separate accounts that own shares of the Portfolios do not have an economic interest in the Portfolios.

Listed below are the name, address and share ownership of each person known to the Trust to own 5% or more of the shares of an Acquired Portfolio or the Acquiring Portfolio as of September 18, 2009. The table also indicates the percentage of each Portfolio's shares to be owned by such persons upon consummation of the relevant Acquisition(s) on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

INTERNATIONAL EQUITY FLEX III PORTFOLIO (ACQUIRING PORTFOLIO)*
Name and Address	Shares Held	Percent of Outstanding Shares	Pro Forma Percentage Ownership Post-Acquisition
Allmerica Financial Life Insurance & Annuity Company 1 SW Security Benefit Pl. Topeka, KS 66636-1000	2136147.754	17.61%	11.65%
Fidelity Investment Institutional Operations Center as Agent for Certain Employee Benefit Plans 100 Magellan Way Covington, KY 41015-1999	2833741.783	23.36%	15.45%
Kemper Investors Life Insurance Company Variable Annuity Separate Account Attn: Craig Lambertson 2500 Westfield Drive Elgin, IL 60124-7836	6381522.312	52.62%	34.80%
INTERNATIONAL EQUITY FLEX I PORTFOLIO (ACQUIRED PORTFOLIO)*
Name and Address	Shares Held	Percent of Outstanding Shares	Pro Forma Percentage Ownership Post-Acquisition
Empire Fidelity Investments Life Insurance Company Attn: Angela Kardaris 82 Devonshire Street # H4C Boston, MA 02109-3605	130851.889	6.27%	0.71%
Fidelity Investments Life Insurance Company 82 Devonshire Street # R25B Boston, MA 02109-3605	1594100.812	76.34%	8.69%
Monumental Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001	158149.405	7.57%	0.86%

INTERNATIONAL EQUITY FLEX II PORTFOLIO (ACQUIRED PORTFOLIO)*

Name and Address	Shares Held	Percent of Outstanding Shares	Pro Forma Percentage Ownership Post-Acquisition
Pruco Life Flexible Premium Variable Annuity Account C/o Walter Smith, Vice President 213 Washington Street, Floor 7 Newark, NJ 07102-2917	1047333.416	25.41%	5.71%
Prudential Retirement Services FBO Prudential Discovery Select Group Variable Contract Account 30 Scranton Office Park Scranton, PA 18507-1796	236841.998	5.75%	1.29%
Minnesota Life Attn: #A6-5216 40 Robert Street N Saint Paul, MN 55101-2037	395257.067	9.59%	2.16%
Allmerica Financial Life Insurance & Annuity Company 1 SW Security Benefit Pl. Topeka, KS 66636-1000	306800.961	7.44%	1.67%
Fidelity Investments Life Insurance Company 82 Devonshire Street # R25B Boston, MA 02109-3605	598722.063	14.52%	3.26%
Kemper Investors Life Insurance Company Variable Annuity Separate Account Attn: Craig Lambertson 2500 Westfield Drive Elgin, IL 60124-7836	734135.232	17.81%	4.00%

*  Each Portfolio believes these entities are not the beneficial owners of shares held of record by them.

As of September 18, 2009, the officers or Trustees of the Acquiring Portfolio and each Acquired Portfolio beneficially owned as a group less than 1% of the outstanding securities of the relevant Portfolio.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion is based upon the disclosure in the respective Prospectuses and Statements of Additional Information of the Acquiring Portfolio and the Acquired Portfolios. Please refer to such Prospectuses and Statements of Additional Information for more information.

INVESTMENT OBJECTIVES. The investment objectives of the Portfolios are identical. Each Portfolio's investment objective is capital appreciation. There can be no assurance that any Portfolio will achieve its investment objective.

PRINCIPAL STRATEGIES. The principal investment strategies of the Portfolios are identical. Each Portfolio invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. Each Portfolio will consist of the securities of companies included within the MSCI EAFE Index (the "Benchmark"), as well as other companies that the portfolio manager deems to have similar characteristics to the companies included in the Benchmark. The Benchmark is designed to measure the performance of equities in developed markets outside of North America, which include Europe, Australasia (Australia and New Zealand) and the Far East. As of October 5, 2009, the Benchmark has a market capitalization range of approximately $407.358 million to $197.042 billion.

Each Portfolio generally will (i) purchase securities (i.e., hold long positions), either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) sell securities short (i.e., hold short positions), either directly or through derivatives, in an amount up to approximately 30% of its net assets. (Selling securities short means selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop.) Each Portfolio intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value). The long and short positions held by each Portfolio may vary over time depending on the relative performance of the Portfolio's securities selections and the availability of attractive investment opportunities.

The term "flex" in each Portfolio's name refers to the ability of the Portfolio to vary from 100% to 130% its long positions and to vary from 0% to 30% its short positions, based on market conditions. While each Portfolio intends to utilize short exposure, under certain conditions, it may be entirely long. In a traditional fund that does not permit short sales of its securities, the fund's adviser can at most assign a zero weighting to securities that the adviser expects to underperform. With respect to each Portfolio, however, the portfolio manager may actually sell securities short that it views as likely to decline in value or underperform. Additionally, the ability of each Portfolio to sell securities short generally enables the Portfolio to invest in additional securities as long positions while normally keeping the overall net exposure to the market the same as a traditional long-only strategy.

Each Portfolio intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value). The long and short positions held by each Portfolio may vary over time depending on the relative performance of the Portfolio's securities selections and the availability of attractive investment opportunities. In times of unusual or adverse market, economic or political conditions, each Portfolio's long positions may be closer to 100% and/or its short positions may be closer to 0% of its net assets.

Each Portfolio follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The portfolio manager selects securities for each Portfolio using proprietary quantitative models, which are designed to:

•  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price;

•  identify stocks that are likely to suffer declines in price if market conditions deteriorate and limit the Portfolio's overall long exposure or increase the Portfolio's overall short exposure to such low quality stocks; and

•  help determine the Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Under each Portfolio's investment strategy, the portfolio manager applies these models to companies that are represented in the Benchmark, as well as other companies that it deems to have similar characteristics to the companies included in the Benchmark. Each Portfolio normally will be managed by both overweighting and underweighting certain securities and selling short certain securities relative to the Benchmark, using the proprietary quantitative models discussed above and based on the expected return and the risks associated with individual securities considered relative to the Portfolio as a whole, among other characteristics. In general, each Portfolio will seek to maintain investment attributes that are similar to those of the basket of securities included in the Benchmark, and intends to limit its divergence from the Benchmark in terms of market, industry and sector exposures. Each Portfolio may invest in equity securities without regard to market capitalization.

With respect to each Portfolio, the portfolio manager generally holds a long or short position until the quantitative stock selection models described above indicate that such position be reduced or eliminated, although the portfolio manager is not required to reduce or eliminate the position under those circumstances. With respect to each Portfolio, the portfolio manager may also reduce or eliminate a position in a security for a variety of reasons, such as to realize profits or take advantage of better investment opportunities.

Some companies may cease to be represented in the Benchmark after a Portfolio has purchased their securities. Each Portfolio is not required to sell securities solely because the issuers are no longer represented in the Benchmark, and may continue to hold such securities.

Each Portfolio's 80% investment policy may be changed by the Board of Trustees on 60 days' notice to shareholders. Each Portfolio's investment objective may be changed without shareholder approval.

Each Portfolio invests primarily in:

•  common stocks

•  preferred stocks

•  securities convertible into common stocks

•  securities whose values are based on common stock, such as rights and warrants

Each Portfolio invests primarily in foreign equity securities, including both listed and unlisted securities, but may also invest in U.S. securities and restricted securities or other instruments with no ready market. Each Portfolio may also engage in other investment practices, such as using options, forwards, futures, swaps and other types of derivative instruments in seeking to achieve its investment objective or for hedging purposes.

INVESTMENT LIMITATIONS. The Acquiring Portfolio and each Acquired Portfolio have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant Portfolio. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Each of the Acquired Portfolios has fundamental investment limitations that are identical to those of the Acquiring Portfolio; except that each of the Acquired Portfolios has a fundamental investment limitation with respect to diversification and a fundamental investment limitation with respect to investments in stand-by commitments, while the Acquiring Portfolio does not have such limitations. Nonetheless, the Acquiring Portfolio operates as a diversified investment company, just like each of the Acquired Portfolios. Neither of the differences in the fundamental investment limitations of the Acquiring Portfolio and those of each of the Acquired Portfolios are anticipated to impact the identical manner in which all of such Portfolios are intended to be managed.

CERTAIN INVESTMENT PRACTICES. For each of the following practices, the table below shows the current applicable investment limitation for each Portfolio. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined in the Acquiring Portfolio's Prospectus, which accompanies this Prospectus/Proxy Statement. As noted above, the investment limitation for each investment practice is the same for each Portfolio.

KEY TO TABLE:

■  Permitted without limitation; does not indicate actual

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net Portfolio assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total Portfolio assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

Investment Practice	Limit
BORROWING. The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Leveraging, speculative exposure risk.	33 1/3%
COUNTRY/REGION FOCUS. Investing a significant portion of portfolio assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on portfolio performance than they would in a more geographically diversified equity portfolio.
Currency, market, political, regulatory risks.	■
CURRENCY TRANSACTIONS. Instruments, such as options, futures, forwards or swaps, intended to manage portfolio exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit, currency, derivatives, hedged exposure, leveraging,
liquidity, political, speculative exposure, valuation risks.	■
EMERGING MARKETS. Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the portfolio to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the portfolio to risks beyond those generally encountered in developed countries. Access, currency, emerging markets,
information, liquidity, market, operational, political, regulatory, valuation risks.	■
EQUITY AND EQUITY-RELATED SECURITIES. Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market,
valuation risks.	■
FOREIGN SECURITIES. Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, regulatory, valuation risks.	■
FUTURES AND OPTIONS ON FUTURES. Futures contracts traded on an exchange that enable the portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency,
derivatives, hedged exposure, interest-rate, leveraging, market, speculative exposure risks.(2)	☐

Investment Practice	Limit
OPTIONS. Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, derivatives, hedged exposure, leveraging, liquidity, market, speculative exposure, valuation risks.	25%
PRIVATIZATION PROGRAMS. Foreign governments may sell all or part of their interests in enterprises they own or control. Access, currency, information, liquidity, operational, political,
regulatory, valuation risks.	■
REAL-ESTATE INVESTMENT TRUSTS (REITS). Pooled investment vehicles that invest primarily in income producing real estate or real-estate-related loans or interests. Credit,
interest-rate, liquidity, market risks.	☐
RESTRICTED AND OTHER ILLIQUID SECURITIES. Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, regulatory, valuation risks.	15%
SECTOR CONCENTRATION. Investing more than 25% of the portfolio's net assets in a market sector. Performance will largely depend on the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other
developments affecting the sector will have a greater effect on the portfolio.	☐
SECURITIES LENDING. Lending portfolio securities to financial institutions; the portfolio receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity,
market risks.	33 1/3%
SHORT POSITIONS. Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the portfolio were to take short positions in stocks that increase in value, then the portfolio would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions. Leveraging, liquidity, market, short sales, speculative exposure risks.	30%
SHORT SALES "AGAINST THE BOX." A short sale when the portfolio owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, short sales, speculative exposure risks.	10%
SHORT-TERM TRADING. Selling a security shortly after purchase. A fund engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains
distributions could raise shareholders' income tax liability.	☐
SMALL COMPANIES. Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.	■
SPECIAL-SITUATION COMPANIES. Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the portfolio's performance if the anticipated benefits of the special situation do not materialize.
Information, market risks.	■

Investment Practice	Limit
STRUCTURED INVESTMENTS. Swaps, structured securities and other instruments that allow the portfolio to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the portfolio's direct investment is restricted. Credit, currency, derivatives, information,
interest-rate, leveraging, liquidity, market, political, speculative exposure, valuation risks.	☐
SWAPS. A contract between the portfolio and another party in which the parties agree to exchange streams of payments based on certain benchmarks, such as market indices or currency or interest rates. For example, the portfolio may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the portfolio's direct investment is restricted.
Credit, currency, derivatives, information, interest-rate, leveraging, liquidity, market, political,
speculative exposure, valuation risks.	■
TEMPORARY DEFENSIVE TACTICS. Placing some or all of the portfolio's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes.
Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the portfolio's principal investment strategies and might
prevent the portfolio from achieving its goal.	☐
WARRANTS. Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%

(1)  Each Portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)  Each Portfolio is limited to using 5% of net assets for amounts necessary for initial margin and premiums on futures positions considered to be speculative.

Determination of Net Asset Value of Shares of the Acquiring Portfolio

The NAV of the Acquiring Portfolio (as well as each Acquired Portfolio) is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Portfolio's total assets, less its liabilities, by the number of shares outstanding.

The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The Portfolio may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Portfolio's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Portfolio prices its shares. The Portfolio uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time.

The Portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV.

Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Portfolio does not compute its prices. This could cause the value of the Portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

Frequent Purchases and Sales of Portfolio Shares

Frequent purchases and redemptions of Portfolio shares present risks to the contract owners or plan participants who hold shares of a Portfolio through their annuity contracts or pension plans over the long term. These risks include the potential for dilution in the value of Portfolio shares; interference with the efficient management of the Portfolio, such as the need to keep a larger portion of the Portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the Portfolio's investment objective; losses on the sale of investments resulting from the need to sell securities at less favorable prices; and increased brokerage and administrative costs. These risks may be greater for portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for portfolio holdings (e.g., "time zone arbitrage").

Each Portfolio will take steps to detect and eliminate excessive trading in Portfolio shares, pursuant to the Portfolio's policies as described in this Prospectus/Proxy Statement and approved by the Board of Trustees. Each Portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. A contract owner or plan participant that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. Each Portfolio's distributor enters into agreements with intermediaries such as insurance company separate accounts and tax-qualified pension and retirement plans that require such intermediaries to provide certain information to help detect frequent trading by their contract holders or plan participants and to eliminate frequent trading by these contract holders and plan participants.

Each Portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the insurance contract or plan. In particular, each Portfolio reserves the right to reject a purchase or an exchange purchase order from any insurance contract or plan that in its opinion has not taken effective steps to detect and prevent frequent purchases and sales of Portfolio shares.

Each Portfolio has also adopted fair valuation policies to protect the Portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices.

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, contract holders and plan participants who invest in a Portfolio through insurance company separate accounts and plans may be subject to the policies and procedures of their insurance companies and plans with respect to excessive trading of Portfolio shares, which may define market timing differently than the Portfolio does and have different consequences associated with it.

Each Portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

Management of Each Portfolio

Credit Suisse, located at Eleven Madison Avenue, New York, New York 10010, provides investment advisory services to each of the Portfolios under separate advisory agreements. Credit Suisse is part of the asset management business of Credit Suisse Group ("CS"), one of the world's leading banks. CS provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of CS is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. The Portfolios' respective investment advisory agreements with Credit Suisse are identical with respect to all terms, other than the management fee as set out below.

Jordan Low is responsible for the day-to-day portfolio management of the Portfolios. Mr. Low is supported by a team of investment professionals from the Credit Suisse Quantitative Equities Group.

Mr. Low, Director, is global head of research and portfolio management for quantitative equity products. Mr. Low has been each Portfolio's portfolio manager since February 2008. He joined Credit Suisse in February 2008. Mr. Low joined CS in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining CS, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Each Portfolio's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

In addition, State Street and CSAMSI provide accounting and co-administrative services as applicable to each Portfolio. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Portfolio. State Street serves as custodian of each of the Portfolios' assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent registered public accounting firm for each of the Portfolios. The Portfolios' respective agreements with each of the above service providers, if applicable, are identical with respect to all terms.

As a result of a recent change to its management fee, which was approved by the Board of Trustees of the Acquiring Portfolio and the Acquiring Portfolio's shareholders, the Acquiring Portfolio pays Credit Suisse a management fee of 1.00% of its average daily net assets, while the Flex I Portfolio and the Flex II Portfolio each pay Credit Suisse a management fee of 1.00% and 1.25%, respectively, of their respective average daily net assets. For the 2008 fiscal year, each of the Acquiring Portfolio, the Flex I Portfolio and the Flex II Portfolio paid Credit Suisse 0.64%, 1.00% and 0.37% (due to voluntary fee waivers with respect to the Acquiring Portfolio and the Flex II Portfolio), respectively, of its average net assets for advisory services.

In addition to the management fee, each Portfolio pays a co-administration fee to CSAMSI of 0.09% of its average daily net assets. Each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Credit Suisse Fund Complex (the "Fund Complex"), 0.03% of the Fund Complex's next $5 billion in average daily net assets, and 0.02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to a minimum fee and exclusive of out-of-pocket expenses.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of each Portfolio is available in each Portfolio's annual report to shareholders for the period ended December 31, 2008. Prior to May 1, 2009, the Acquiring Portfolio, the Flex I Portfolio and the Flex II Portfolio were named the Emerging Markets Portfolio, the International Focus Portfolio and the Global Small Cap Portfolio, respectively.

Each Portfolio bears its proportionate share of fees payable to Credit Suisse, CSAMSI and State Street in the proportion that its assets bear to the aggregate assets of the Portfolio at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Portfolio's average daily net assets.

Financial Highlights of the Acquiring Portfolio

The financial highlights table is intended to help you understand the performance of the shares of the Acquiring Portfolio that are being offered to Acquired Portfolio shareholders for the past five years. The figures below have been audited by the Acquiring Portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the Acquiring Portfolio's financial statements is included in the Acquiring Portfolio's annual report. The total returns do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; if such charges and expenses were reflected, total returns would be lower.

	For the Year Ended December 31,
	2008		2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$23.58		$21.85	$16.82	$13.25	$10.63
Investment operations
Net investment income	0.25		0.37	0.21	0.14	0.12
Net gain on investments and foreign currency related items (both realized and unrealized)	(10.11	)(1)	5.58	5.19	3.53	2.53
Total from investment operations	(9.86)		5.95	5.40	3.67	2.65
Less dividends and distributions
Dividends from net investment income	(0.34)		(0.37)	(0.11)	(0.10)	(0.03)
Distributions from net realized gains	(9.30)		(3.85)	(0.26)	—	—
Total dividends and distributions	(9.64)		(4.22)	(0.37)	(0.10)	(0.03)
Net asset value, end of year	$4.08		$23.58	$21.85	$16.82	$13.25
Total return(2)	(54.80)%		29.44%	32.51%	27.84%	25.02%
Ratios and supplemental data
Net assets, end of year (000s omitted)	$53,245		$179,817	$242,319	$186,190	$115,224
Ratio of expenses to average net expenses	1.04%		1.30%	1.36%	1.40%	1.40%
Ratio of net investment income to average net assets	1.40%		0.94%	1.11%	1.11%	1.21%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%		0.15%	0.23%	0.25%	0.29%
Portfolio turnover rate	61%		62%	80%	77%	121%

(1)  The investment adviser fully reimbursed the Portfolio for a loss on a transaction that did not meet the Portfolio's investment guidelines, which otherwise would have reduced the amount by $0.01.

(2)  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

INTEREST OF CREDIT SUISSE IN THE ACQUISITIONS

Credit Suisse may be deemed to have an interest in each Agreement and each Acquisition because it provides investment advisory services to each Portfolio. Credit Suisse receives compensation from each Portfolio for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with Credit Suisse are described in each Portfolio's Prospectuses and Statement of Additional Information. Future growth of the assets of the Acquiring Portfolio, if any, can be expected to increase the total amount of fees payable to Credit Suisse and its affiliates.

Credit Suisse may also be deemed to have an interest in each Agreement and each Acquisition because CSAMSI serves as the co-administrator and distributor for each Portfolio. As co-administrator, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

GENERAL. The Trust was organized on March 15, 1995 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust." The Trust's Declaration of Trust, as amended (the "Declaration of Trust"), authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share.

In each Portfolio, shares represent interests in the assets of the relevant Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions. As each Portfolio is a series of the Trust, the rights of shareholders of each Acquired Portfolio are identical to the rights of shareholders of the Acquiring Portfolio.

TRUSTEES. The Declaration of Trust provides that the term of office of each Trustee shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall be qualified or his earlier resignation, removal or death. The Trustees have the power to set and alter their terms of office, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration. Trustees of the Trust may be removed by at least two-thirds of Trustees. Vacancies on the Board of the Trust may be filled by the Trustees remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Trustees if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Trustees then holding office shall have been elected by the shareholders of the Trust. A meeting of shareholders will be required for the purpose of electing Trustees whenever (a) fewer than a majority of the Trustees then in office were elected by shareholders of the Trust or (b) a vacancy exists that may not be filled by the remaining Trustees and must be filled.

VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and fractional votes for fractional shares held. Generally, shares of the Trust will vote by individual Portfolio on all matters except where otherwise required by law. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the members holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares.

Under current law, a Participating Insurance Company is required to request voting instructions from variable contract owners and must vote all Portfolio shares held in the separate account in proportion to the voting instructions received. Plans may or may not pass through voting rights to plan participants, depending on the terms of the plan's governing documents. For a more complete discussion of voting rights, refer to the sponsoring

Participating Insurance Company separate account prospectus or the plan documents or other informational materials supplied by plan sponsors.

At least a majority of shares of beneficial interest of each Acquired Portfolio entitled to vote at a meeting will constitute a quorum with respect to such Acquired Portfolio.

LIQUIDATION OR TERMINATION. All shareholders of a Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets.

INVOLUNTARY REDEMPTIONS. The Trust's Declaration of Trust authorizes the Trust to redeem shares of any Portfolio, subject to applicable law, (i) at any time, if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the holders of shares of the Trust or of any Portfolio, or (ii) upon such other conditions with respect to the maintenance of shareholder accounts of a minimum amount as may from time to time be determined by the Trustees and set forth in the then current Prospectus of such Portfolio. Each Portfolio would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the Declaration of Trust is subject to the Board's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

RIGHTS OF INSPECTION. Massachusetts business trust law does not have provisions relating to rights of inspection. However, the Declaration of Trust provides that the records of each Acquired Portfolio shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts Business Corporation Law.

LIABILITY OF TRUSTEES. The Declaration of Trust provides that the Trustees and officers shall not be liable in such capacity for monetary damages, except (1) if such person did not act in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust or (2) for willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee or officer. The Declaration of Trust in effect provides that each Portfolio shall indemnify each Trustee and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought to the fullest extent permitted by applicable law.

SHAREHOLDER LIABILITY. Massachusetts law provides that shareholders of a Portfolio could, under certain circumstances, be held personally liable for the obligations of a Portfolio. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from a Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant Portfolio would be unable to meet its obligations, a possibility that Credit Suisse believes is remote and immaterial. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the relevant Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The foregoing is only a summary of certain characteristics of the operations of each of the Portfolios. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the constituent documents and state laws governing each Portfolio for a more thorough description.

CONCLUSION

Each Agreement was approved by the Board of Trustees of the Trust on August 18, 2009. The Board has determined that each Acquisition is in the best interests of each relevant Portfolio's shareholders and that the interests of existing shareholders of such Portfolios will not be diluted as a result of the Acquisition. If the shareholders of an Acquired Portfolio do not approve the Agreement relating to their Portfolio or if the relevant Acquisition is not completed, the Acquired Portfolio will continue to engage in business as a registered investment company and its Board of Trustees will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

REQUIRED VOTE

Approval of each Agreement requires the affirmative vote of (a) 67% or more of the voting securities of the relevant Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less.

THE BOARD OF TRUSTEES OF THE ACQUIRED
PORTFOLIOS, INCLUDING THE TRUSTEES WHO ARE NOT
"INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE
1940 ACT) RECOMMENDS THAT YOU VOTE FOR THE
PROPOSAL RELATING TO YOUR PORTFOLIO.

ADDITIONAL INFORMATION

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectus and the Statement of Additional Information for the Acquiring Portfolio, along with related information, may be found on the SEC website as well (http://www.sec.gov).

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of the Acquired Portfolios to be used at the Joint Special Meeting of Shareholders of each Acquired Portfolio to be held at 3:00 p.m. on November 12, 2009, at the offices of the Acquired Portfolios, Eleven Madison Avenue, 24th Floor, New York, New York 10010 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of each Acquired Portfolio on or about October 12, 2009. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of the Record Date, each of the Flex I Portfolio and the Flex II Portfolio had 2,088,214 and 4,122,252 shares outstanding, respectively. The holders of a majority of the outstanding shares of beneficial interest of each Acquired Portfolio entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting for such Acquired Portfolio.

The Trust, on behalf of its Portfolios, offers its shares only to Participating Insurance Companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in an Acquired Portfolio as of the Record Date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof. The Participating Insurance Companies will vote shares of each Acquired Portfolio for which no instructions have been received in the same proportion as they vote shares for which they have received instructions. As a result, the vote of a small number of shares could determine the outcome of the vote on a proposal. Abstentions will have the effect of a negative vote on the proposal for the relevant Acquired Portfolio. Unmarked voting instructions will be voted in favor of the proposal for the relevant Acquired Portfolio. If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by giving written notice of the revocation to the relevant Acquired Portfolio, Attn: J. Kevin Gao, Secretary of the Trust, Eleven Madison Avenue, New York, New York 10010 at any time before the proxy is exercised or by voting in person at the Special Meeting. Contract Owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

Proxy solicitations will be made by mail. The expenses of the Acquisition will be borne by Credit Suisse or its affiliates (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of this type).

In the event that a quorum necessary to vote on the proposal for an Acquired Portfolio at the Special Meeting is not present or sufficient votes to approve the proposal are not received prior to 3:00 p.m. on November 12, 2009, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies to receive the vote necessary for its passage or to obtain a quorum. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of beneficial interest of the relevant Acquired Portfolio present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the relevant Acquired Portfolio.

OTHER BUSINESS

The Board of Trustees of the Acquired Portfolios knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card.

The approval of shareholders of the Acquiring Portfolio is not required in order to affect each Acquisition and, accordingly, the votes of the shareholders of the Acquiring Portfolio are not being solicited by this Prospectus/Proxy Statement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited statement of assets and liabilities of each of the Portfolios as of December 31, 2008, including their respective schedules of portfolio investments, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm to each of the Portfolios, given on the authority of such firms as experts in accounting and auditing.

ADDITIONAL MATERIALS

The current Statements of Additional Information for the Portfolios, dated May 1, 2009, which have been incorporated by reference into the Statement of Additional Information, dated October 8, 2009, relating to this Prospectus/Proxy Statement and the Acquisitions, will be sent to all shareholders of an Acquired Portfolio requesting a copy of such Statement of Additional Information.

Each Portfolio discloses its portfolio holdings and certain of the Portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on each Portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month are posted on the website. A description of each Portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in each Portfolio's Statement of Additional Information.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Portfolio will be passed upon by Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Portfolio.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of [ ], 2009, by Credit Suisse Trust, a Massachusetts business trust (the "Trust") on behalf of its series, the International Equity Flex [ ] Portfolio (the "Acquired Portfolio") and the International Equity Flex III Portfolio (the "Acquiring Portfolio") (the Acquired Portfolio and Acquiring Portfolio, collectively, the "Portfolios"), and, solely for purposes of Sections 4.2, 4.3, 5.7 and 8.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("Credit Suisse").

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Portfolio (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio in exchange solely for shares of beneficial interest (collectively, the "Shares") of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Portfolio ("Acquiring Portfolio Shares") to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

As the Portfolios are each series of the Trust, all parties to this Agreement acknowledge and accept that each Portfolio does not have a Board of Trustees or officers separate from the other series of the Trust. Accordingly, all representations, warranties, covenants and/or other obligations of any kind made by each Portfolio in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, each Portfolio.

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquired Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquiring Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquiring Portfolio's shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Transfer of assets of the Acquired Portfolio in exchange for Acquiring Portfolio Shares and assumption of the Acquired Portfolio's liabilities and liquidation of the Acquired Portfolio.

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2.  (a) The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing date provided in paragraph 3.1 (the "Closing Date").

(b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of all of the Acquired Portfolio's assets as of the date of execution of this Agreement. The Acquired Portfolio reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest. The Acquired Portfolio will, within a reasonable time prior to the Closing Date, furnish the Acquiring Portfolio with a list of the securities, if any, on the Acquired Portfolio's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Portfolio's investment objective, policies and restrictions. In the event that the Acquired Portfolio holds any investments which the Acquiring Portfolio may not hold, the Acquired Portfolio will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Portfolio and the Acquiring Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Portfolio with respect to such investments, the Acquired Portfolio, if requested by the Acquiring Portfolio, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.3.  The Acquired Portfolio will endeavor to discharge all of the known liabilities and obligations of the Acquired Portfolio prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Portfolio shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Portfolio and the Acquiring Portfolio prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Portfolio, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Portfolio shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Portfolio specifically arising from or relating to the operations and/or transactions of the Acquired Portfolio prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.5 hereof.

1.4.  As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Portfolio will liquidate and distribute pro rata to the Acquired Portfolio's shareholders of record determined as of the close of business on the Closing Date (the "Portfolio Shareholders") the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Acquired Portfolio's shareholders representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although any share certificates representing interests in the Acquired Portfolio will represent a number of Acquiring Portfolio Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

1.5.  Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent. Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio's current prospectus and statement of additional information.

1.6.  Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.7.  Any reporting responsibility of the Acquired Portfolio is and shall remain the responsibility of the Acquired Portfolio up to and including the Closing Date and such later date on which the Acquired Portfolio is terminated.

2.  Valuation

2.1.  The value of the Acquired Portfolio's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Portfolio's then current prospectus or statement of additional information.

2.2.  The number of Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) in exchange for shares of beneficial interest of the Acquired Portfolio shall be determined by dividing the value of the net assets of the Acquired Portfolio attributable to its shares of beneficial interest determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Acquiring Portfolio computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Portfolio's then current prospectus or statement of additional information.

2.3.  All computations of value with respect to the Acquiring Portfolio and the Acquired Portfolio shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Portfolio.

3.  Closing and Closing Date

3.1.  The Closing Date for the Reorganization shall be December 11, 2009, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 3:00 p.m., at the offices of the Acquired Portfolio or at such other time and/or place as the parties may agree.

3.2.  The Trust shall direct State Street, as custodian, to transfer ownership of the Assets from the accounts of the Acquired Portfolio that State Street maintains as custodian for the Acquired Portfolio to the accounts of the Acquiring Portfolio that State Street maintains as custodian for the Acquiring Portfolio and to deliver to the Trust, at the Closing, a certificate of an authorized officer stating that the Assets of the Acquired Fund are being delivered as of the Closing Date. The Acquired Portfolio shall deliver a certificate stating that all necessary taxes in connection with the delivery of the Assets of the Acquired Portfolio, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.  In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.  The Acquired Portfolio shall deliver at the Closing a list of the names and addresses of the Acquired Portfolio's shareholders and the number of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Portfolio's transfer agent. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Acquired Portfolio's account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, the Trust, on behalf of the Portfolios, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may request.

4.  Representations and Warranties

4.1.  The Trust, on behalf of each Portfolio, represents and warrants that:

(a)  The Portfolios are not, and the execution, delivery and performance of this Agreement by the Trust will not result, in a violation of the Trust's Declaration of Trust, as amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Portfolios, is a party or by which the Portfolios or their property are bound;

(b)  There are no contracts or other commitments (other than this Agreement) of the Acquired Portfolio which will be terminated with liability to the Acquired Portfolio prior to the Closing Date;

(c)  The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

(d)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Portfolios or any of their properties or assets which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. The Trust knows of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions contemplated herein;

(e)  The Statements of Assets and Liabilities of the Acquired Portfolio as of December 31, 2008, including the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Acquired Portfolio as of such dates. The unaudited financial statements of the Acquired Portfolio for the six months ended June 30, 2009 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Acquired Portfolio as of such dates, and there are no known contingent liabilities of the Acquired Portfolio as of [ ], 2009 that are not disclosed therein.

(f)  Since December 31, 2008 and June 30, 2009 there has not been any material adverse change in each Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by a Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection (f), a decline in net asset value per share of a

Portfolio due to declines in market values of securities in a Portfolio's portfolio, the discharge of Portfolio liabilities, or the redemption of Portfolio shares by Portfolio shareholders shall not constitute a material adverse change;

(g)  At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of each Portfolio required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of each Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)  (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), each Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code and (ii) the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and the Acquiring Portfolio will do so for the taxable year including the Closing Date;

(i)  All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. Each Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(j)  At the Closing Date, (i) the Acquiring Portfolio will have good and marketable title to its assets and (ii) the Acquired Portfolio will have good and marketable title to the Acquired Portfolio's assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Portfolio may have acquired in the ordinary course of business and of which the Acquiring Portfolio has received notice and necessary documentation at or prior to the Closing;

(k)  The information to be furnished by the Acquiring Portfolio and Acquired Portfolio for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority ("FINRA")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(l)  The current prospectuses and statements of additional information of the Acquiring Portfolio and Acquired Portfolio on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(m)  Insofar as the following relate to the Portfolios, the registration statement filed by the Trust on behalf of the Acquiring Portfolio on Form N-14 relating to Acquiring Portfolio Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Portfolio (the "Proxy Statement") and the prospectus of the Acquiring Portfolio with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the

N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and

(n)  The Acquiring Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

4.2.  Credit Suisse represents and warrants to the Acquiring Portfolio as follows: To the knowledge of Credit Suisse (i) there are no claims, actions, suits or proceedings pending against the Acquired Portfolio, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of Credit Suisse and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Portfolio that would materially adversely affect the Acquired Portfolio or its assets or business, other than those disclosed in writing to and accepted by the Acquiring Portfolio.

4.3.  Credit Suisse represents and warrants that it will voluntarily waive its fees and reimburse expenses with respect to the Acquiring Portfolio for a period of at least one year following the Closing Date so that the Acquiring Portfolio's total annual operating expenses do not exceed an annual rate of 2.15% of its average daily net assets.

5.  Covenants of the Acquired Portfolio and the Acquiring Portfolio

5.1.  The Acquiring Portfolio and the Acquired Portfolio will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.2.  The Trust, on behalf of the Acquired Portfolio, will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3.  The Acquired Portfolio covenants that (i) the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; (ii) to the best of the knowledge of the Acquired Portfolio, there is no plan or intention by Acquired Portfolio's Shareholders to sell, exchange or otherwise dispose of a number of Acquired Portfolio Shares (or Acquiring Portfolio Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Portfolio Shareholders' ownership of Acquired Portfolio Shares (or equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50 percent of the number of Acquired Portfolio Shares as of the record date of the Reorganization; and (iii) the Acquired Portfolio will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code.

5.4.  Subject to the provisions of this Agreement, the Trust on behalf of the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.  The Acquiring Portfolio agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or Officer ("Indemnified Person") of the Trust, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Trustee or officer of the Trust, as such service involves the Acquired Portfolio, with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.5 shall not protect any such Indemnified Person against any liability to the Acquired Portfolio, the Acquiring Portfolio or their shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Portfolio for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Portfolio a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Acquiring Portfolio under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Portfolio for its undertaking; (b) the Acquiring Portfolio is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party directors of the Acquiring Portfolio, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Portfolio at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.6.  The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Portfolio, the Acquired Portfolio nor the Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Portfolio, the Acquired Portfolio and the Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated here in Section 7.6.

5.7.  Credit Suisse agrees that the Acquiring Portfolio will succeed to all rights that the Acquired Portfolio has, or would have but for the Reorganization, against Credit Suisse or its affiliates by reason of any act or failure to act by Credit Suisse or any of its affiliates prior to the Closing Date.

6.  Conditions Precedent to Obligations of the Trust

The obligations of the Trust, on behalf of the Portfolios, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Portfolios, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1.  All representations and warranties by the Trust, the Acquired Portfolio or Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.  The Trust has delivered, on behalf of each Portfolio, a certificate executed in its name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.  The Trust, on behalf of the Portfolios, shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Trust, dated as of the Closing Date, covering the following points:

That (a) the Trust is a validly existing business trust under the laws of the Commonwealth of Massachusetts, and has the trust power to own all of the properties and assets of each of the Portfolios and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Portfolios are duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by Credit Suisse, is a valid and binding obligation of the Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust, on behalf of each Portfolio, is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which a Portfolio is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Trust, on behalf of each Portfolio, or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affects the Portfolios' business; (g) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (h) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Acquiring Portfolio Shares to be issued to the Acquired Portfolio's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Portfolio has any preemptive rights to subscription or purchase in respect thereof.

With respect to all matters of Massachusetts law, such counsel shall be entitled to state that they have relied upon the opinion of Sullivan & Worcester LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Sullivan & Worcester LLP.

In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

6.4.  Each Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to that Portfolio dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Portfolio, to the effect that:

(a)  they are an independent registered public accounting firm with respect to each Portfolio within the meaning of the 1933 Act and the applicable regulations thereunder; and

(b)  in their opinion, the financial statements and financial highlights of each Portfolio included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

6.5.  The Acquiring Portfolio and the Acquired Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to both Portfolios and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Portfolio, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Portfolio and the Acquired Portfolio and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Portfolio appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Portfolio or from schedules prepared by officers of the Trust, on behalf of each Portfolio, having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

6.6.  The Acquiring Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Portfolio and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 6.5.

7.  Further Conditions Precedent to Obligations of the Acquiring Portfolio and the Acquired Portfolio

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Portfolios, the Trust shall not be required to consummate the transactions contemplated by this Agreement.

7.1.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, as amended, and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Portfolio.

7.2.  The Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of each Portfolio and that the interests of the shareholders in each Portfolio would not be diluted as a result of such transactions.

7.3.  On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

7.4.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio.

7.5.  The N-14 Registration Statement and the prospectus and statement of additional information filed as part of the Acquiring Portfolio's registration statement on Form N-1A shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.6.  The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquired Portfolio and the Acquiring Portfolio and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)  The transfer of all of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution by the Acquired Portfolio of such Acquiring Portfolio Shares to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Portfolio on the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio; (c) except for gain or loss regularly attributable to the termination of the Acquired Portfolio's taxable year, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio's shareholders in exchange for their shares of the Acquired Portfolio; (d) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares of beneficial interest for the Acquiring Portfolio Shares or upon the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio; (e) the aggregate tax basis of the Acquiring Portfolio Shares received by each of the Acquired Portfolio's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares of beneficial interest held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the Acquired Portfolio shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares of beneficial interest were held as capital assets on the date of the Reorganization); and (f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the Acquired Portfolio's taxable year, the tax basis of the Acquired Portfolio's assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Reorganization and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio. The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall request of the Trust.

Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 7.6.

8.  Brokerage Fees and Expenses; Other Agreements

8.1.  Each Portfolio represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

8.2.  Credit Suisse or its affiliates agrees to bear the reasonable expenses that are solely and directly related to the transactions contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Portfolio Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection with the Reorganization; (iv) postage, printing, accounting fees and legal fees incurred by the Acquiring Portfolio and by the Acquired Portfolio in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby; and (vi) any other reasonable Reorganization expenses. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

8.3.  Any other provision of this Agreement to the contrary notwithstanding, any liability of either Portfolio under this Agreement, or in connection with the transactions contemplated herein with respect to such Portfolio, shall be discharged only out of the assets of such Portfolio.

9.  Entire Agreement; Survival of Warranties

9.1.  The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

9.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.  Termination

This Agreement may be terminated at any time at or prior to the Closing Date by a vote of a majority of the Board of Trustees of the Trust.

11.  Amendments

This Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the Trust; provided, however, that following the meeting of the Acquired Portfolio's shareholders called by the Acquired Portfolio pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Portfolio Shares to be issued to the Acquired Portfolio's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.  Notices

12.1.  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Portfolio at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

or to the Acquired Portfolio at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

13.  Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

13.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in Section 5.5, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5.  The Trust's Declaration of Trust, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts. Notice is hereby given that this Agreement is entered into by the Trust on behalf of each Portfolio by an officer of the Trust, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Trustees, officers or shareholders of the Portfolios are personally liable hereunder. All persons dealing with the Acquired Portfolio should look solely to the property of the Acquired Portfolio for the enforcement of any claims against the Acquired Portfolio.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Trustee and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE TRUST
For and on Behalf of
INTERNATIONAL EQUITY FLEX [ ]
PORTFOLIO AND
INTERNATIONAL EQUITY FLEX III PORTFOLIO

By:

Name:
Title:

Attestation By:

Name:
Title:

Solely with respect to paragraphs 4.2, 4.3, 5.7 and 8.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:

Name:
Title:

Attestation By:

Name:
Title:

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

STATEMENT OF ADDITIONAL INFORMATION

Eleven Madison Avenue

New York, New York 10010

1-800-222-8977

RELATING TO THE ACQUISITION BY CREDIT SUISSE TRUST —
INTERNATIONAL EQUITY FLEX III PORTFOLIO

(THE “ACQUIRING PORTFOLIO”)

OF THE ASSETS OF EACH OF

CREDIT SUISSE TRUST — INTERNATIONAL EQUITY FLEX I PORTFOLIO

CREDIT SUISSE TRUST — INTERNATIONAL EQUITY FLEX II PORTFOLIO

(TOGETHER, THE “ACQUIRED PORTFOLIOS”).

Dated: October 8, 2009

This Statement of Additional Information (“SAI”) relates specifically to the proposed transfer of all of the assets of each Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the stated liabilities of the Acquired Portfolio.

This SAI is not a prospectus. A Prospectus/Proxy Statement, dated October 8, 2009, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Portfolio at the telephone number or address set forth above. This SAI should be read in conjunction with the Prospectus/Proxy Statement.  This SAI contains information which may be of interest to shareholders relating to each Acquisition, but which is not included in the Prospectus/Proxy Statement.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information of each of the Acquiring Portfolio and each Acquired Portfolio, the Annual Report of each of the Acquiring Portfolio and each Acquired Portfolio, and other information regarding the Acquiring Portfolio and each Acquired Portfolio.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Prospectus/Proxy Statement.

TABLE OF CONTENTS

	Page

Additional Information About the Acquiring Portfolio and Each Acquired Portfolio	B	-2
Financial Statements	B	-2
Pro Forma Financial Statements	B	-2
Pro Forma Combined International Equity Flex III Portfolio Schedule of Investments as of August 31, 2009 (unaudited)	B	-3
Pro Forma Combined International Equity Flex III Portfolio Statement of Assets and Liabilities as of August 31, 2009 (unaudited)	B	-46
Pro Forma Combined International Equity Flex III Portfolio Statement of Operations for the twelve months ended August 31, 2009 (unaudited)	B	-47
Notes to Pro Forma Combined Financial Statements (unaudited)*	B	-48

* The accompanying notes are an integral part of the pro forma financial statements.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO

AND EACH ACQUIRED PORTFOLIO

For the Acquiring Portfolio: Incorporates by reference the Statement of Additional Information for the Acquiring Portfolio, dated May 1, 2009, as filed with the Securities and Exchange Commission (File No. 33-58125).

For each Acquired Portfolio: Incorporates by reference the Statement of Additional Information for each Acquired Portfolio, dated May 1, 2009, as filed with the Securities and Exchange Commission (File No. 33-58125).

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report of the Acquiring Portfolio for the year ended December 31, 2008 (File No. 811-07261), (ii) the Semi-Annual Report of the Acquiring Portfolio for the fiscal period ended June 30, 2009 (File No. 811-07261), (iii) the Annual Report of the International Equity Flex I Portfolio for the year ended December 31, 2008 (File No. 811-07261), (iv) the Semi-Annual Report of the International Equity Flex I Portfolio for the fiscal period ended June 30, 2009 (File No. 811-07261), (v) the Annual Report of the International Equity Flex II Portfolio for the year ended December 31, 2008 (File No. 811-07261) and (vi) the Semi-Annual Report of the International Equity Flex II Portfolio for the fiscal period ended June 30, 2009 (File No. 811-07261).  Each of these reports contains historical financial information regarding each of the Portfolios and has been filed with the Securities and Exchange Commission.  The financial statements therein, and the reports of the independent registered public accounting firm in the Annual Reports, are incorporated by reference herein.

PRO FORMA FINANCIAL STATEMENTS

The unaudited pro forma combined schedule of investments and pro forma combined statement of assets and liabilities reflect financial positions as if the Acquisitions occurred on August 31, 2009.  The unaudited pro forma combined statement of operations reflects expenses for the twelve months ended August 31, 2009.  The unaudited pro forma combined financial statements give effect to the proposed exchange of shares of the Acquiring Portfolio for the assets and liabilities of each Acquired Portfolio, with the Acquiring Portfolio being the surviving entity.  Each proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States.  The historical cost basis of the investments is carried over to the surviving entity.

Pro Forma Combined

International Equity Flex III Portfolio

Schedule of Investments

as of August 31, 2009

(unaudited)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
LONG STOCK POSITIONS	106.7
COMMON STOCKS	106.5
Asia	3.5
Diversified Financial Services	3.5
iShares MSCI Pacific ex-Japan Index Fund		27,200	$1,005,040	50,100	$1,851,195	44,503	$1,644,386	121,803	$4,500,621
									4,500,621
TOTAL ASIA									4,500,621
Australia	5.0
Air Freight & Logistics	0.0
Toll Holdings, Ltd.		756	5,080	1,300	8,735	3,441	23,121	5,497	36,936
									36,936
Airlines	0.0
Qantas Airways, Ltd.		1,198	2,547	2,060	4,380	5,451	11,589	8,709	18,516
									18,516
Beverages	0.1
Coca-Cola Amatil, Ltd.		671	5,596	1,153	9,617	3,052	25,455	4,876	40,668
Foster’s Group, Ltd.		2,397	11,060	4,121	19,014	10,903	50,306	17,421	80,380
Lion Nathan, Ltd.		365	3,628	629	6,252	1,664	16,539	2,658	26,419
									147,467
Biotechnology	0.1
CSL, Ltd.		716	19,411	1,231	33,372	3,258	88,324	5,205	141,107
									141,107
Capital Markets	0.1
Macquarie Group, Ltd.		358	15,330	617	26,420	1,634	69,968	2,609	111,718
Perpetual, Ltd.		43	1,490	73	2,530	196	6,793	312	10,813
									122,531
Chemicals	0.1
Incitec Pivot, Ltd.		1,749	4,441	3,009	7,641	7,961	20,215	12,719	32,297
Nufarm, Ltd.		201	1,814	347	3,131	918	8,284	1,466	13,229
Orica, Ltd.		438	8,340	753	14,338	1,994	37,968	3,185	60,646
									106,172
Commercial Banks	1.4
Australia & New Zealand Banking Group, Ltd.		2,735	49,009	4,701	84,238	12,440	222,914	19,876	356,161
Bendigo and Adelaide Bank, Ltd.		365	2,553	629	4,399	1,664	11,638	2,658	18,590
Commonwealth Bank of Australia		1,769	68,312	3,042	117,471	8,050	310,862	12,861	496,645
National Australia Bank, Ltd.		2,192	52,608	3,768	90,432	9,971	239,305	15,931	382,345
Westpac Banking Corp.		3,335	68,324	5,733	117,452	15,169	310,765	24,237	496,541
									1,750,282
Commercial Services & Supplies	0.1
Brambles, Ltd.		1,403	8,790	2,412	15,111	6,384	39,996	10,199	63,897
									63,897
Construction & Engineering	0.0
Leighton Holdings, Ltd.		146	4,539	253	7,865	670	20,829	1,069	33,233
									33,233
Construction Materials	0.0
Boral, Ltd.		654	3,192	1,127	5,500	2,981	14,549	4,762	23,241
									23,241
Containers & Packaging	0.0
Amcor, Ltd.		951	4,616	1,636	7,940	4,329	21,011	6,916	33,567
									33,567
Diversified Financial Services	0.1
ASX, Ltd.		237	6,612	409	11,411	1,084	30,243	1,730	48,266

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
iShares MSCI Australia Index Fund		1,500	30,405	3,700	74,999	68	1,378	5,268	106,782
									155,048
Diversified Telecommunication Services	0.1
Telstra Corp., Ltd.		5,795	15,914	9,963	27,360	26,361	72,392	42,119	115,666
									115,666
Electric Utilities	0.0
SP AusNet		1,727	1,119	2,971	1,924	7,860	5,091	12,558	8,134
									8,134
Energy Equipment & Services	0.0
WorleyParsons, Ltd.		203	4,879	351	8,437	931	22,379	1,485	35,695
									35,695
Food & Staples Retailing	0.4
Metcash, Ltd.		984	3,541	1,691	6,085	4,477	16,110	7,152	25,736
Wesfarmers, Ltd.		1,247	26,388	2,144	45,369	5,673	120,046	9,064	191,803
Wesfarmers, Ltd.		186	3,963	320	6,819	849	18,092	1,355	28,874
Woolworths, Ltd.		1,494	35,232	2,570	60,606	6,800	160,358	10,864	256,196
									502,609
Food Products	0.0
Goodman Fielder, Ltd.		1,522	1,974	2,618	3,396	6,929	8,989	11,069	14,359
									14,359
Health Care Equipment & Supplies	0.0
Cochlear, Ltd.		67	3,176	116	5,499	306	14,505	489	23,180
									23,180
Health Care Providers & Services	0.0
Sonic Healthcare, Ltd.		421	4,958	725	8,538	1,921	22,624	3,067	36,120
									36,120
Hotels, Restaurants & Leisure	0.1
Aristocrat Leisure, Ltd.		454	1,770	780	3,041	2,068	8,062	3,302	12,873
Crown, Ltd.		596	3,973	1,025	6,832	2,715	18,098	4,336	28,903
TABCORP Holdings, Ltd.		795	4,492	1,367	7,724	3,619	20,448	5,781	32,664
Tatts Group, Ltd.		1,436	3,001	2,470	5,162	6,535	13,657	10,441	21,820
									96,260
Industrial Conglomerates	0.0
CSR, Ltd.		1,479	2,550	2,543	4,384	6,729	11,601	10,751	18,535
									18,535
Insurance	0.3
AMP, Ltd.		2,279	12,205	3,919	20,989	10,370	55,538	16,568	88,732
AXA Asia Pacific Holdings, Ltd.		1,246	4,514	2,142	7,760	5,669	20,537	9,057	32,811
Insurance Australia Group, Ltd.		2,583	7,783	4,442	13,384	11,754	35,415	18,779	56,582
QBE Insurance Group, Ltd.		1,047	20,182	1,800	34,696	4,767	91,888	7,614	146,766
Suncorp-Metway, Ltd.		1,486	9,802	2,556	16,860	6,763	44,610	10,805	71,272
									396,163
IT Services	0.0
Computershare, Ltd.		539	4,589	928	7,901	2,456	20,911	3,923	33,401
									33,401
Media	0.0
Fairfax Media, Ltd.		2,771	3,431	4,764	5,899	12,604	15,606	20,139	24,936
									24,936
Metals & Mining	1.2
Alumina, Ltd.		3,075	4,260	5,287	7,325	13,990	19,382	22,352	30,967
BHP Billiton, Ltd.		4,171	129,402	7,172	222,506	18,976	588,716	30,319	940,624
BlueScope Steel, Ltd.		2,495	6,021	4,289	10,350	11,348	27,385	18,132	43,756

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Fortescue Metals Group, Ltd.		1,422	5,292	2,446	9,103	6,473	24,090	10,341	38,485
Newcrest Mining, Ltd.		617	15,680	1,061	26,964	2,808	71,360	4,486	114,004
OneSteel, Ltd.		1,512	4,148	2,600	7,132	6,879	18,870	10,991	30,150
OZ Minerals, Ltd.		3,863	3,476	6,640	5,975	17,567	15,807	28,070	25,258
Rio Tinto, Ltd.		559	26,502	961	45,560	2,544	120,610	4,064	192,672
Sims Metal Management, Ltd.		210	4,050	362	6,982	958	18,477	1,530	29,509
									1,445,425
Multiline Retail	0.0
Harvey Norman Holdings, Ltd.		673	2,233	1,159	3,846	3,066	10,174	4,898	16,253
									16,253
Multi-Utilities	0.1
AGL Energy, Ltd.		605	7,105	1,040	12,213	2,755	32,353	4,400	51,671
									51,671
Oil, Gas & Consumable Fuels	0.4
Arrow Energy, Ltd.		648	2,511	1,115	4,321	2,951	11,437	4,714	18,269
Caltex Australia, Ltd.		170	1,773	293	3,056	777	8,104	1,240	12,933
Energy Resources of Australia, Ltd.		83	1,821	143	3,137	382	8,379	608	13,337
Origin Energy, Ltd.		1,045	13,482	1,797	23,184	4,755	61,347	7,597	98,013
Paladin Energy, Ltd.		686	2,666	1,181	4,590	3,124	12,141	4,991	19,397
Santos, Ltd.		954	12,722	1,641	21,883	4,342	57,902	6,937	92,507
Woodside Petroleum, Ltd.		570	23,591	980	40,560	2,595	107,401	4,145	171,552
									426,008
Real Estate Investment Trusts	0.3
CFS Retail Property Trust		2,027	3,243	3,485	5,575	9,222	14,752	14,734	23,570
Dexus Property Group		6,003	3,763	10,318	6,469	27,299	17,115	43,620	27,347
GPT Group		10,997	5,713	18,906	9,822	50,017	25,985	79,920	41,520
Mirvac Group		3,190	3,959	5,486	6,809	14,514	18,013	23,190	28,781
Stockland		2,490	7,904	4,281	13,589	11,328	35,958	18,099	57,451
Westfield Group		2,331	24,826	4,007	42,676	10,604	112,937	16,942	180,439
									359,108
Real Estate Management & Development	0.0
Lend Lease Corp., Ltd.		452	3,596	778	6,190	2,060	16,389	3,290	26,175
									26,175
Road & Rail	0.0
Asciano Group		3,613	4,851	6,212	8,341	16,437	22,071	26,262	35,263
									35,263
Textiles, Apparel & Luxury Goods	0.0
Billabong International, Ltd.		219	1,938	377	3,337	999	8,843	1,595	14,118
									14,118
Transportation Infrastructure	0.1
Macquarie Airports		905	1,951	1,557	3,357	4,119	8,880	6,581	14,188
Macquarie Infrastructure Group		3,190	3,572	5,484	6,140	14,510	16,246	23,184	25,958
Transurban Group		1,495	5,091	2,571	8,755	6,804	23,170	10,870	37,016
									77,162
TOTAL AUSTRALIA									6,388,238
Austria	0.3
Building Products	0.0
Wienerberger AG		12	275					12	275
									275
Commercial Banks	0.2
Erste Group Bank AG		712	30,277	1,207	51,326	2,310	98,230	4,229	179,833
Raiffeisen International Bank Holding AG		211	11,180	443	23,474	104	5,511	758	40,165
									219,998

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Construction & Engineering	0.0
Strabag SE BR		15	479	2	64			17	543
									543
Containers & Packaging	0.0
Mayr Melnhof Karton AG		35	3,344	14	1,338	65	6,211	114	10,893
									10,893
Diversified Telecommunication Services	0.0
Telekom Austria AG		110	1,925	127	2,222	452	7,910	689	12,057
									12,057
Oil, Gas & Consumable Fuels	0.1
OMV AG		402	15,888	696	27,507	1,148	45,371	2,246	88,766
									88,766
Real Estate Management & Development	0.0
IMMOFINANZ AG		403	1,283	613	1,952	1,204	3,834	2,220	7,069
									7,069
TOTAL AUSTRIA									339,601
Belgium	1.0
Beverages	0.2
Anheuser-Busch InBev NV		853	36,918	1,665	72,062	2,753	119,151	5,271	228,131
									228,131
Chemicals	0.1
Solvay SA		223	23,536	385	40,633	814	85,910	1,422	150,079
									150,079
Commercial Banks	0.0
Dexia SA		479	4,113	1,229	10,552	2,259	19,395	3,967	34,060
KBC Groep NV						190	7,151	190	7,151
									41,211
Diversified Financial Services	0.1
Groupe Bruxelles Lambert SA		245	21,490	575	50,436	1,037	90,961	1,857	162,887
									162,887
Diversified Telecommunication Services	0.1
Belgacom SA		471	17,710	329	12,371	1,348	50,686	2,148	80,767
									80,767
Food & Staples Retailing	0.1
Delhaize Group		358	24,032	551	36,988	993	66,660	1,902	127,680
									127,680
Insurance	0.1
Fortis		4,176	17,833	7,910	33,778	14,304	61,082	26,390	112,693
									112,693
Marine	0.0
Compagnie Maritime Belge SA		236	7,347	285	8,873	497	15,473	1,018	31,693
									31,693
Metals & Mining	0.0
Nyrstar		437	4,527	660	6,837	1,261	13,063	2,358	24,427
									24,427
Pharmaceuticals	0.1
UCB SA		315	12,282	627	24,447	1,233	48,075	2,175	84,804
									84,804
Wireless Telecommunication Services	0.2
Mobistar SA		651	41,997	797	51,415	1,527	98,508	2,975	191,920
									191,920
TOTAL BELGIUM									1,236,292

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Bermuda	0.0
Insurance	0.0
Catlin Group, Ltd.		890	4,793	1,591	8,569	2,606	14,036	5,087	27,398
									27,398
Metals & Mining	0.0
Aquarius Platinum, Ltd.		166	718	290	1,254	192	830	648	2,802
									2,802
TOTAL BERMUDA									30,200
Cyprus	0.1
Commercial Banks	0.0
Bank of Cyprus Public Co., Ltd.		488	3,332	2,008	13,709	2,083	14,221	4,579	31,262
									31,262
Energy Equipment & Services	0.1
ProSafe SE		4,696	23,016	6,432	31,525	11,775	57,712	22,903	112,253
									112,253
TOTAL CYPRUS									143,515
Denmark	1.0
Beverages	0.2
Carlsberg AS Class B		394	28,320	719	51,681	1,270	91,286	2,383	171,287
									171,287
Construction & Engineering	0.0
FLSmidth & Co. AS						8	444	8	444
									444
Electrical Equipment	0.1
Vestas Wind Systems AS		217	15,588	509	36,563	878	63,070	1,604	115,221
									115,221
Health Care Equipment & Supplies	0.1
William Demant Holding		260	15,974	428	26,295	798	49,027	1,486	91,296
									91,296
Insurance	0.0
TrygVesta AS		134	8,549	105	6,699	212	13,525	451	28,773
									28,773
Marine	0.0
A P Moller - Maersk AS Class A		1	6,934	1	6,934	2	13,868	4	27,736
									27,736
Oil, Gas & Consumable Fuels	0.0
Torm A/S		609	5,764	643	6,086	1,382	13,080	2,634	24,930
									24,930
Pharmaceuticals	0.5
H Lundbeck AS		1,884	37,206	2,792	55,138	5,276	104,194	9,952	196,538
Novo Nordisk AS Class B		1,365	83,361	2,304	140,706	4,203	256,678	7,872	480,745
									677,283
Software	0.1
SimCorp AS		51	8,601	125	21,081	295	49,751	471	79,433
									79,433
TOTAL DENMARK									1,216,403
Finland	1.3
Building Products	0.0
Uponor Oyj		293	4,948	163	2,753	192	3,242	648	10,943
									10,943
Communications Equipment	0.6

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Nokia Oyj		9,350	131,386	16,217	227,882	30,095	422,895	55,662	782,163
									782,163
Containers & Packaging	0.0
Huhtamaki Oyj		321	3,884	527	6,377	1,080	13,069	1,928	23,330
									23,330
Diversified Financial Services	0.0
Pohjola Bank PLC				229	2,649	566	6,548	795	9,197
									9,197
Diversified Telecommunication Services	0.0
Elisa Oyj		423	8,370	1,049	20,757	1,478	29,246	2,950	58,373
									58,373
Electric Utilities	0.1
Fortum Oyj		1,209	31,687	2,096	54,934	3,011	78,915	6,316	165,536
									165,536
Food & Staples Retailing	0.1
Kesko Oyj B Shares		304	8,958	653	19,241	1,517	44,700	2,474	72,899
									72,899
Insurance	0.2
Sampo Oyj A Shares		1,671	40,094	2,790	66,943	6,251	149,986	10,712	257,023
									257,023
Machinery	0.2
Kone Oyj Class B		120	4,187	513	17,901	810	28,266	1,443	50,354
Metso Oyj		582	14,689	839	21,175	1,576	39,775	2,997	75,639
Wartsila Oyj		329	12,491	538	20,426	910	34,550	1,777	67,467
									193,460
Paper & Forest Products	0.0
Stora Enso Oyj R Shares		802	5,531	1,995	13,760	2,995	20,657	5,792	39,948
									39,948
Pharmaceuticals	0.1
Orion Oyj Class B		876	14,912	1,155	19,661	2,343	39,883	4,374	74,456
									74,456
TOTAL FINLAND									1,687,328
France	10.8
Aerospace & Defense	0.4
Thales SA		1,097	50,505	2,479	114,132	4,480	206,257	8,056	370,894
Zodiac Aerospace		471	17,923	816	31,051	1,320	50,229	2,607	99,203
									470,097
Airlines	0.0
Air France-KLM		206	3,155					206	3,155
									3,155
Auto Components	0.1
Compagnie Generale des Etablissements Michelin Class B		1	75	2	151	525	39,686	528	39,912
Valeo SA		440	11,236	779	19,893	1,533	39,147	2,752	70,276
									110,188
Automobiles	0.1
PEUGEOT SA				129	3,748	36	1,046	165	4,794
Renault SA		614	27,733	1,063	48,013	1,050	47,426	2,727	123,172
									127,966
Beverages	0.1
Pernod-Ricard SA		196	15,326	412	32,215	1,003	78,427	1,611	125,968
									125,968
Capital Markets	0.1

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Boursorama		662	6,088	1,017	9,352	2,720	25,012	4,399	40,452
Union Financiere de France BQE SA		139	4,718	178	6,042	160	5,431	477	16,191
									56,643
Chemicals	0.3
Air Liquide SA		573	61,355	1,009	108,040	1,624	173,892	3,206	343,287
Rhodia SA		689	8,365	1,026	12,456	2,696	32,731	4,411	53,552
									396,839
Commercial Banks	1.2
BNP Paribas		2,416	195,004	4,097	330,683	7,489	604,462	14,002	1,130,149
Credit Agricole SA		17	316					17	316
Natixis		930	4,247	2,007	9,165	790	3,607	3,727	17,019
Societe Generale		798	64,567	1,442	116,674	2,605	210,774	4,845	392,015
									1,539,499
Commercial Services & Supplies	0.1
Societe BIC SA		178	10,966	308	18,975	634	39,058	1,120	68,999
									68,999
Communications Equipment	0.1
Alcatel-Lucent		4,470	16,993	7,742	29,431	14,484	55,061	26,696	101,485
									101,485
Construction & Engineering	1.0
Bouygues SA		402	20,024	727	36,212	1,365	67,991	2,494	124,227
Eiffage SA		49	3,492	84	5,986	252	17,958	385	27,436
Vinci SA		2,990	161,099	6,500	350,216	11,980	645,474	21,470	1,156,789
									1,308,452
Construction Materials	0.1
Lafarge SA		142	12,113	360	30,710	763	65,088	1,265	107,911
									107,911
Diversified Financial Services	0.2
Eurazeo		797	43,222	1,431	77,603	2,724	147,724	4,952	268,549
Fimalac		40	2,097	59	3,094	290	15,207	389	20,398
									288,947
Diversified Telecommunication Services	0.5
France Telecom SA		4,307	109,647	7,470	190,170	11,246	286,298	23,023	586,115
									586,115
Electrical Equipment	0.3
Alstom SA		197	13,905	175	12,352	349	24,634	721	50,891
Legrand SA		478	11,770	2,974	73,228	22	542	3,474	85,540
Schneider Electric SA		653	60,403	1,132	104,712	1,392	128,762	3,177	293,877
									430,308
Energy Equipment & Services	0.2
Bourbon SA		438	19,428	614	27,234	1,145	50,787	2,197	97,449
Technip SA		345	21,416	911	56,551	2,013	124,959	3,269	202,926
									300,375
Food Products	0.0
Danone		27	1,473	191	10,424	71	3,875	289	15,772
LDC		25	2,750	54	5,940	58	6,379	137	15,069
									30,841
Health Care Equipment & Supplies	0.1
Cie Generale d’Optique Essilor International SA		220	11,915	480	25,995	868	47,008	1,568	84,918
									84,918
Hotels, Restaurants & Leisure	0.1
Sodexo		465	26,845	854	49,303	1,595	92,082	2,914	168,230
									168,230

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Household Durables	0.0
Nexity		126	4,779	206	7,813	317	12,023	649	24,615
Thomson				1,888	2,594			1,888	2,594
									27,209
Independent Power Producers & Energy Traders	0.1
Sechilienne-Sidec		339	13,417	497	19,671	1,118	44,249	1,954	77,337
									77,337
Industrial Conglomerates	0.0
Wendel		122	5,772	225	10,645	547	25,880	894	42,297
									42,297
Insurance	0.6
AXA SA		1,204	27,528	1,469	33,587	2,507	57,319	5,180	118,434
CNP Assurances		577	57,702	1,019	101,903	1,895	189,507	3,491	349,112
SCOR SE		1,483	39,146	2,807	74,095	6,011	158,670	10,301	271,911
									739,457
IT Services	0.0
Atos Origin SA		72	3,392	139	6,549	284	13,381	495	23,322
Cap Gemini SA						403	19,572	403	19,572
									42,894
Machinery	0.0
Vallourec SA		1	152	46	7,017	61	9,305	108	16,474
									16,474
Media	0.6
Canal +		398	3,026					398	3,026
Lagardere SCA		608	26,263	986	42,592	1,954	84,406	3,548	153,261
M6-Metropole Television		428	9,734	595	13,532	1,406	31,977	2,429	55,243
PagesJaunes Groupe		896	10,028	1,553	17,381	2,566	28,718	5,015	56,127
Publicis Groupe		486	17,931	842	31,065	1,107	40,842	2,435	89,838
Vivendi		1,784	50,976	3,613	103,239	7,956	227,337	13,353	381,552
									739,047
Metals & Mining	0.0
Eramet						40	12,932	40	12,932
									12,932
Multiline Retail	0.1
PPR		204	23,772	353	41,136	752	87,632	1,309	152,540
									152,540
Multi-Utilities	0.3
GDF Suez		146	6,178	1,077	45,569	2,869	121,390	4,092	173,137
Suez Environnement SA		14	289	31	639	64	1,320	109	2,248
Veolia Environnement		1,157	40,118	1,932	66,991	3,704	128,435	6,793	235,544
									410,929
Office Electronics	0.1
Neopost SA		307	25,364	496	40,978	953	78,735	1,756	145,077
									145,077
Oil, Gas & Consumable Fuels	1.8
Esso SA Francaise				33	4,522			33	4,522
Total SA		6,570	377,366	11,189	642,671	20,781	1,193,614	38,540	2,213,651
									2,218,173
Personal Products	0.4
L’Oreal SA		820	81,030	1,287	127,178	2,655	262,360	4,762	470,568
									470,568

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Pharmaceuticals	0.9
Ipsen SA		2	99	1	49	2	99	5	247
Sanofi-Aventis SA		2,929	199,631	5,537	377,383	8,547	582,534	17,013	1,159,548
									1,159,795
Real Estate Investment Trusts	0.2
Gecina SA						2	199	2	199
ICADE		267	24,934	481	44,918	940	87,782	1,688	157,634
Societe Immobiliere de Location pour l’Industrie et le Commerce		35	4,240	67	8,117	267	32,345	369	44,702
									202,535
Software	0.0
Dassault Systemes SA						1	51	1	51
									51
Textiles, Apparel & Luxury Goods	0.7
Christian Dior SA		240	22,314	427	39,701	768	71,407	1,435	133,422
Hermes International		52	7,717	65	9,646	162	24,042	279	41,405
LVMH Moet Hennessy Louis Vuitton SA		1,339	128,526	2,205	211,650	4,401	422,435	7,945	762,611
									937,438
Transportation Infrastructure	0.0
Aeroports de Paris		2	172	9	776			11	948
Societe Des Autoroutes Paris-Rhin-Rhone		1	75			2	150	3	225
									1,173
TOTAL FRANCE									13,702,862
Germany	8.7
Aerospace & Defense	0.2
MTU Aero Engines Holding AG		839	35,512	1,534	64,928	3,218	136,205	5,591	236,645
									236,645
Air Freight & Logistics	0.0
Deutsche Post AG		141	2,440					141	2,440
									2,440
Airlines	0.0
Deutsche Lufthansa AG		320	5,154					320	5,154
									5,154
Automobiles	0.9
Bayerische Motoren Werke AG		984	44,957	1,014	46,328	1,594	72,827	3,592	164,112
Daimler AG		2,029	91,964	3,909	177,174	7,237	328,015	13,175	597,153
Volkswagen AG		301	58,429	562	109,093	1,018	197,610	1,881	365,132
									1,126,397
Capital Markets	0.5
Deutsche Bank AG		1,494	101,571	2,451	166,633	4,648	315,998	8,593	584,202
									584,202
Chemicals	0.9
BASF SE		2,929	153,227	5,080	265,754	10,352	541,553	18,361	960,534
K+S AG		139	7,074	294	14,962	522	26,566	955	48,602
Symrise AG		574	9,510					574	9,510
Wacker Chemie AG		108	13,066	232	28,068	417	50,448	757	91,582
									1,110,228
Commercial Banks	0.0
Comdirect Bank AG		291	2,566	261	2,301	402	3,544	954	8,411
Commerzbank AG				107	990	25	232	132	1,222
									9,633
Construction & Engineering	0.2
Bilfinger Berger AG		381	23,583	593	36,705	1,459	90,308	2,433	150,596

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Hochtief AG		134	9,934	199	14,753	525	38,921	858	63,608
									214,204
Construction Materials	0.0
HeidelbergCement AG		129	7,573	230	13,503	463	27,182	822	48,258
									48,258
Diversified Financial Services	0.5
Allianz SE		1,203	138,999	1,999	230,973	533	61,585	3,735	431,557
Deutsche Boerse AG		483	36,980	849	65,001	1,586	121,427	2,918	223,408
									654,965
Diversified Telecommunication Services	0.4
Deutsche Telekom AG		6,526	86,981	10,669	142,201	19,148	255,212	36,343	484,394
									484,394
Electric Utilities	0.9
E.ON AG		4,216	178,820	8,250	349,920	14,373	609,625	26,839	1,138,365
									1,138,365
Electrical Equipment	0.0
Q-Cells SE		2	31	3	46	25	384	30	461
Solarworld AG						387	8,285	387	8,285
Tognum AG		190	2,907	766	11,721	1,220	18,668	2,176	33,296
									42,042
Food & Staples Retailing	0.1
Metro AG		271	14,717	895	48,605	1,564	84,936	2,730	148,258
									148,258
Food Products	0.2
KWS Saat AG				10	1,681			10	1,681
Suedzucker AG		2,157	42,013	3,649	71,073	6,855	133,518	12,661	246,604
									248,285
Health Care Equipment & Supplies	0.0
Carl Zeiss Meditec AG		509	7,013	1,035	14,261	1,497	20,627	3,041	41,901
									41,901
Health Care Providers & Services	0.0
Celesio AG		338	9,219	612	16,693	1,079	29,431	2,029	55,343
									55,343
Household Durables	0.0
Rational AG		79	10,475	75	9,945	160	21,215	314	41,635
									41,635
Industrial Conglomerates	0.9
Siemens AG		2,191	190,539	3,798	330,290	6,853	595,966	12,842	1,116,795
									1,116,795
Insurance	0.9
Allianz SE						3,112	360,935	3,112	360,935
Hannover Rueckversicherung AG		204	8,996	354	15,611	455	20,065	1,013	44,672
Muenchener Rueckversicherungs AG		851	127,289	1,416	211,799	2,614	390,991	4,881	730,079
									1,135,686
Internet & Catalog Retail	0.0
Takkt AG		613	7,828	563	7,189	1,442	18,414	2,618	33,431
									33,431
Machinery	0.1
GEA Group AG		9	160	11	196			20	356
Heidelberger Druckmaschinen AG		260	2,280	360	3,157	1,209	10,603	1,829	16,040
MAN SE		138	10,590	258	19,799	415	31,847	811	62,236
Wacker Neuson SE		247	3,017	646	7,890	1,421	17,356	2,314	28,263
									106,895

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Metals & Mining	0.2
Salzgitter AG		244	23,312	388	37,070	784	74,904	1,416	135,286
ThyssenKrupp AG		682	23,283	1,273	43,459	2,058	70,258	4,013	137,000
									272,286
Multi-Utilities	0.9
RWE AG		2,266	210,331	3,656	339,351	6,676	619,668	12,598	1,169,350
									1,169,350
Pharmaceuticals	0.5
Bayer AG		1,204	74,115	2,087	128,471	3,409	209,850	6,700	412,436
Merck KGaA		177	16,083	376	34,164	703	63,876	1,256	114,123
Stada Arzneimittel AG		444	10,044	703	15,904	1,308	29,590	2,455	55,538
									582,097
Semiconductors & Semiconductor Equipment	0.0
Infineon Technologies AG		630	3,322	863	4,551	988	5,210	2,481	13,083
Kontron AG		727	8,442	588	6,827	1,343	15,594	2,658	30,863
									43,946
Software	0.3
SAP AG		1,364	66,668	2,456	120,042	4,301	210,220	8,121	396,930
Software AG		30	2,305	4	307	22	1,690	56	4,302
									401,232
Textiles, Apparel & Luxury Goods	0.1
Adidas AG						85	4,013	85	4,013
Puma AG Rudolf Dassler Sport		56	15,815	95	26,830	126	35,585	277	78,230
									82,243
Trading Companies & Distributors	0.0
BayWa AG						96	3,300	96	3,300
									3,300
TOTAL GERMANY									11,139,610
Greece	0.6
Capital Markets	0.0
Marfin Investment Group SA				1,506	5,844	2,670	10,360	4,176	16,204
									16,204
Commercial Banks	0.3
National Bank of Greece SA		2,163	68,007	3,638	114,383	6,749	212,195	12,550	394,585
Piraeus Bank SA		44	692	37	582	39	614	120	1,888
									396,473
Construction Materials	0.0
Titan Cement Co. SA				114	3,311			114	3,311
									3,311
Diversified Telecommunication Services	0.1
Hellenic Telecommunications Organization SA		1,370	21,071	2,034	31,283	4,293	66,027	7,697	118,381
									118,381
Hotels, Restaurants & Leisure	0.1
OPAP SA		537	13,129	1,046	25,574	1,997	48,825	3,580	87,528
									87,528
Oil, Gas & Consumable Fuels	0.1
Hellenic Petroleum SA		1,390	14,485	3,755	39,129	7,152	74,528	12,297	128,142
									128,142
Textiles, Apparel & Luxury Goods	0.0
Folli-Follie SA		161	3,932	278	6,789	416	10,160	855	20,881
									20,881
TOTAL GREECE									770,920

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Hong Kong	1.6
Diversified Financial Services	1.6
iShares MSCI Hong Kong Index Fund		20,000	288,400	35,400	510,468	87,978	1,268,643	143,378	2,067,511
									2,067,511
TOTAL HONG KONG									2,067,511
Ireland	0.1
Airlines	0.0
Ryanair Holdings PLC		911	4,055					911	4,055
									4,055
Construction Materials	0.1
CRH PLC		1,331	33,547	2,312	58,272	2,333	58,802	5,976	150,621
									150,621
Food Products	0.0
Kerry Group PLC Class A						585	15,355	585	15,355
Kerry Group PLC Class A		1	26	2	53			3	79
									15,434
TOTAL IRELAND									170,110
Italy	3.9
Automobiles	0.1
Fiat SpA		2,006	23,857	3,850	45,788	7,539	89,661	13,395	159,306
									159,306
Capital Markets	0.1
Mediobanca SpA		1,122	15,428	2,145	29,494	1,948	26,785	5,215	71,707
									71,707
Commercial Banks	1.2
Banca Carige SpA		1,005	3,050	1,614	4,898	3,103	9,417	5,722	17,365
Banca Monte dei Paschi di Siena SpA		4,970	10,476	7,012	14,780	14,161	29,849	26,143	55,105
Banca Popolare dell’Etruria e del Lazio				721	5,060			721	5,060
Banco di Desio e della Brianza SpA		432	2,878	1,214	8,089	1,017	6,776	2,663	17,743
Banco Popolare SC		4,486	39,852	7,416	65,882	17,483	155,314	29,385	261,048
Intesa Sanpaolo SpA		16,303	70,913	26,629	115,827	48,161	209,484	91,093	396,224
UniCredit SpA		29,053	105,643	51,156	186,015	92,650	336,897	172,859	628,555
Unione di Banche Italiane SCPA		1,218	18,449	2,232	33,808	4,195	63,541	7,645	115,798
									1,496,898
Construction & Engineering	0.0
Impregilo SpA				48	196			48	196
									196
Construction Materials	0.1
Buzzi Unicem SpA				278	4,770			278	4,770
Cementir Holding SpA		258	1,309	673	3,415	1,521	7,719	2,452	12,443
Italcementi SpA		846	12,742	2,343	35,289	4,250	64,012	7,439	112,043
									129,256
Diversified Telecommunication Services	0.2
Telecom Italia SpA		27,994	45,413	44,355	71,954	79,610	129,146	151,959	246,513
									246,513
Electric Utilities	0.6
Enel SpA		17,498	103,515	31,093	183,940	60,545	358,172	109,136	645,627
Iride SpA		451	857	767	1,458	3,974	7,555	5,192	9,870
Terna Rete Elettrica Nazionale SpA		1,856	6,855	4,013	14,821	6,690	24,708	12,559	46,384
									701,881

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Electrical Equipment	0.1
Prysmian SpA		1,055	19,785	3,168	59,411	5,400	101,268	9,623	180,464
									180,464
Energy Equipment & Services	0.0
Saipem SpA		678	18,244	978	26,317	66	1,776	1,722	46,337
									46,337
Food Products	0.1
Parmalat SpA		3,966	10,209	6,877	17,701	11,243	28,940	22,086	56,850
									56,850
Gas Utilities	0.0
Snam Rete Gas SpA		2,430	11,314	3,031	14,112	5,416	25,217	10,877	50,643
									50,643
Health Care Equipment & Supplies	0.0
DiaSorin SpA				80	2,521			80	2,521
									2,521
Insurance	0.6
Assicurazioni Generali SpA		4,954	123,772	7,953	198,699	15,210	380,010	28,117	702,481
Premafin Finanziaria SpA		1,635	2,298	3,003	4,221	132	185	4,770	6,704
Societa Cattolica di Assicurazioni SCRL		125	4,262	25	853	135	4,603	285	9,718
Unipol Gruppo Finanziario SpA		737	982			1,654	2,204	2,391	3,186
									722,089
Media	0.0
Gruppo Editoriale L’Espresso SpA		452	979	533	1,154	862	1,867	1,847	4,000
Mediaset SpA		1,404	9,264	1,871	12,346	4,151	27,391	7,426	49,001
									53,001
Multi-Utilities	0.0
ACEA SpA						828	10,126	828	10,126
Enia SpA				771	6,087			771	6,087
									16,213
Oil, Gas & Consumable Fuels	0.8
ENI SpA		7,474	177,766	13,605	323,589	21,937	521,762	43,016	1,023,117
Saras SpA				226	785	3,018	10,476	3,244	11,261
									1,034,378
Pharmaceuticals	0.0
Recordati SpA		483	3,267	725	4,904	1,365	9,233	2,573	17,404
									17,404
Textiles, Apparel & Luxury Goods	0.0
Tod’s SpA						76	4,758	76	4,758
									4,758
TOTAL ITALY									4,990,415
Japan	24.4
Air Freight & Logistics	0.1
Yamato Holdings Co., Ltd.		1,000	16,568	2,000	33,136	3,000	49,705	6,000	99,409
									99,409
Airlines	0.1
All Nippon Airways Co., Ltd.		1,000	3,094	12,000	37,122	11,000	34,029	24,000	74,245
Japan Airlines Corp.		384	691	4,734	8,525	3,825	6,888	8,943	16,104
									90,349
Auto Components	0.6
Aichi Machine Industry Co., Ltd.				1,000	2,926	4,000	11,702	5,000	14,628
Aisan Industry Co., Ltd.						600	4,795	600	4,795
Aisin Seiki Co., Ltd.		200	5,016	392	9,832	497	12,465	1,089	27,313
Bridgestone Corp.		2,192	40,126	2,971	54,386	6,667	122,043	11,830	216,555

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Denso Corp.		975	28,462	1,400	40,868	2,947	86,027	5,322	155,357
Eagle Industry Co., Ltd.				1,000	5,582			1,000	5,582
Exedy Corp.				100	2,132			100	2,132
FuKoKu Co., Ltd.		600	3,105	700	3,623	900	4,658	2,200	11,386
Imasen Electric Industrial		83	938	198	2,238	319	3,606	600	6,782
Kasai Kogyo Co., Ltd.		1,000	2,490	1,000	2,490	1,000	2,490	3,000	7,470
Keihin Corp.				100	1,665			100	1,665
NHK Spring Co., Ltd.						1,000	7,390	1,000	7,390
Nissin Kogyo Co., Ltd.		6	78	94	1,227			100	1,305
NOK Corp.		600	8,177	1,100	14,992	1,969	26,835	3,669	50,004
Press Kogyo Co., Ltd.		1,000	2,403	1,000	2,402			2,000	4,805
Riken Corp.				1,000	3,396	4,000	13,584	5,000	16,980
SNT Corp.		200	606					200	606
Stanley Electric Co., Ltd.		100	2,022	200	4,043	600	12,130	900	18,195
Sumitomo Rubber Industries, Ltd.						600	5,776	600	5,776
Tachi-S Co., Ltd.		700	6,365	1,000	9,093	2,700	24,551	4,400	40,009
TBK Co., Ltd.		2,000	3,602	2,000	3,602	6,000	10,807	10,000	18,011
Tigers Polymer Corp.		100	453	200	905	200	905	500	2,263
Toyo Tire & Rubber Co., Ltd.						2,000	4,765	2,000	4,765
TS Tech Co., Ltd.						100	1,815	100	1,815
Unipres Corp.		256	3,444	400	5,381	444	5,973	1,100	14,798
U-Shin, Ltd.		1,100	5,922	1,900	10,229	3,200	17,228	6,200	33,379
Yorozu Corp.		900	10,630	1,800	21,260	2,700	31,890	5,400	63,780
									737,546
Automobiles	2.3
Daihatsu Motor Co., Ltd.		990	10,178	1,987	20,429	1,988	20,439	4,965	51,046
Fuji Heavy Industries, Ltd.		2,521	10,927	4,640	20,112	6,942	30,090	14,103	61,129
Honda Motor Co., Ltd.		3,600	113,227	7,071	222,396	11,621	365,502	22,292	701,125
Isuzu Motors, Ltd.		5,089	11,856	8,216	19,141	16,616	38,710	29,921	69,707
Mazda Motor Corp.		928	2,584	845	2,353	2,735	7,614	4,508	12,551
Nissan Motor Co., Ltd.		6,500	45,492	12,100	84,685	24,900	174,270	43,500	304,447
Suzuki Motor Corp.		959	22,925	2,054	49,101	4,518	108,003	7,531	180,029
Toyota Motor Corp.		5,900	252,315	10,819	462,677	18,526	792,269	35,245	1,507,261
									2,887,295
Beverages	0.1
Asahi Breweries, Ltd.		200	3,481	198	3,446	500	8,703	898	15,630
Kirin Holdings Co., Ltd.		1,959	28,728	2,944	43,173	5,920	86,815	10,823	158,716
Oenon Holdings, Inc.		2,000	4,566	2,000	4,566	1,000	2,283	5,000	11,415
									185,761
Building Products	0.1
Asahi Glass Co., Ltd.		1,000	8,725	2,000	17,449	4,000	34,898	7,000	61,072
Daikin Industries, Ltd.		301	10,643	732	25,882	1,121	39,637	2,154	76,162
JS Group Corp.		300	5,323	699	12,404	700	12,421	1,699	30,148
Nippon Hume Corp.		1,000	3,156	1,000	3,156	1,000	3,156	3,000	9,468
Nippon Sheet Glass Co., Ltd.		408	1,430	1,218	4,270			1,626	5,700
Sun Wave Corp.						1,000	3,028	1,000	3,028
									185,578
Capital Markets	0.5
Daiwa Securities Group, Inc.		7,000	43,243	8,981	55,481	22,000	135,908	37,981	234,632
Matsui Securities Co., Ltd.		2,298	21,343	3,291	30,565	5,693	52,874	11,282	104,782
Nomura Holdings, Inc.		4,100	36,443	7,500	66,664	13,057	116,057	24,657	219,164
SBI Holdings, Inc.		45	10,099	111	24,911	183	41,069	339	76,079
									634,657

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Chemicals	0.9
Asahi Kasei Corp.		3,000	14,473	7,000	33,769	10,996	53,047	20,996	101,289
Chugoku Marine Paints, Ltd.		1,000	6,332	2,000	12,665	3,000	18,997	6,000	37,994
Co-Op Chemical Co., Ltd.				1,000	2,027			1,000	2,027
Daicel Chemical Industries, Ltd.				1,000	6,491	3,000	19,472	4,000	25,963
DIC Corp.		5,000	7,809	11,000	17,180	21,000	32,799	37,000	57,788
JSP Corp.		300	2,590	625	5,397	975	8,419	1,900	16,406
Kaneka Corp.				1,000	7,378	3,000	22,133	4,000	29,511
Kansai Paint Co., Ltd.		2,000	16,315	1,000	8,158	6,000	48,946	9,000	73,419
Katakura Chikkarin Co., Ltd.		962	3,466	1,962	7,068	2,076	7,479	5,000	18,013
Mitsubishi Chemical Holdings Corp.		3,937	17,927	8,389	38,198	10,721	48,817	23,047	104,942
Mitsubishi Gas Chemical Co., Inc.		15	88	785	4,617	324	1,906	1,124	6,611
Mitsubishi Rayon Co., Ltd.		24	79	19	63	34	112	77	254
Nippon Carbide Industries Co., Inc.		1,000	1,141	2,000	2,283	12,000	13,697	15,000	17,121
Nippon Kayaku Co., Ltd.		1,000	8,783					1,000	8,783
Nippon Soda Co., Ltd.		2,000	9,512	2,000	9,512	7,000	33,291	11,000	52,315
Sekisui Plastics Co., Ltd.		1,000	4,021					1,000	4,021
Shin-Etsu Chemical Co., Ltd.		800	47,386	1,600	94,772	2,900	171,774	5,300	313,932
Showa Denko KK		4,000	8,649	8,949	19,349	14,051	30,380	27,000	58,378
Sumitomo Chemical Co., Ltd.		1,524	7,315	2,473	11,870	6,187	29,696	10,184	48,881
Teijin, Ltd.						1,000	3,303	1,000	3,303
Tokuyama Corp.		347	2,431	1,829	12,813	2,633	18,446	4,809	33,690
Toray Industries, Inc.		423	2,479	1,766	10,350	495	2,901	2,684	15,730
Tosoh Corp.		1,171	3,405	159	462	1,034	3,007	2,364	6,874
Ube Industries, Ltd.		2,979	9,240	6,958	21,582	15,954	49,485	25,891	80,307
									1,117,552
Commercial Banks	2.7
Bank of the Ryukyus, Ltd.		618	8,602	845	11,762	837	11,650	2,300	32,014
Chuo Mitsui Trust Holdings, Inc.		3,000	12,655	2,996	12,638	4,101	17,299	10,097	42,592
Fukuoka Financial Group, Inc.		6,628	29,844	14,327	64,511	26,045	117,274	47,000	211,629
Hokuhoku Financial Group, Inc.		4,944	12,361	11,918	29,797	19,843	49,610	36,705	91,768
Mitsubishi UFJ Financial Group, Inc.		22,807	145,435	42,379	270,242	72,245	460,691	137,431	876,368
Mizuho Financial Group, Inc.		27,126	66,198	51,212	124,977	95,416	232,851	173,754	424,026
Resona Holdings, Inc.		1,387	18,951	2,859	39,063	5,057	69,095	9,303	127,109
Sapporo Hokuyo Holdings, Inc.		16	58	12	44	23	84	51	186
Seven Bank, Ltd.		1	2,545	2	5,090	4	10,181	7	17,816
Shinsei Bank, Ltd.		3,339	5,676	3,661	6,223	5,000	8,499	12,000	20,398
Sumitomo Mitsui Financial Group, Inc.		2,234	96,281	3,534	152,309	7,028	302,893	12,796	551,483
The Akita Bank, Ltd.		3,000	12,164	4,000	16,218	9,000	36,491	16,000	64,873
The Bank of Kyoto, Ltd.		1,000	9,742			3,000	29,226	4,000	38,968
The Bank of Saga, Ltd.		3,000	10,379	2,000	6,919	10,000	34,595	15,000	51,893
The Bank of Yokohama, Ltd.				2,000	11,320	1,000	5,660	3,000	16,980
The Chiba Bank, Ltd.		5,000	31,561	6,992	44,134	17,000	107,306	28,992	183,001
The Daishi Bank, Ltd.				6,000	24,832	1,000	4,139	7,000	28,971
The Gunma Bank, Ltd.				992	5,618			992	5,618
The Hachijuni Bank, Ltd.		677	3,893	1,108	6,371	22	126	1,807	10,390
The Iyo Bank, Ltd.		1,000	9,831			1,000	9,831	2,000	19,662
The Kagoshima Bank, Ltd.		1,000	8,112			3,000	24,335	4,000	32,447
The Keiyo Bank, Ltd.		3,000	16,337	4,000	21,783	10,000	54,457	17,000	92,577
The Nagano Bank, Ltd.		2,000	4,505	6,000	13,516	5,000	11,264	13,000	29,285
The Nishi-Nippon City Bank, Ltd.		9,000	24,028	20,997	56,058	34,000	90,773	63,997	170,859

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
The San-In Godo Bank, Ltd.				3,000	27,785	5,000	46,308	8,000	74,093
The Sumitomo Trust & Banking Co., Ltd.		2,900	17,744	7,000	42,831	8,820	53,968	18,720	114,543
The Tohoku Bank, Ltd.		1,000	1,639	6,000	9,835	3,000	4,918	10,000	16,392
Yamaguchi Financial Group, Inc.		1,987	22,883	3,000	34,550	6,986	80,455	11,973	137,888
									3,483,829
Commercial Services & Supplies	0.5
Dai Nippon Printing Co., Ltd.		2,000	29,253	3,000	43,880	6,000	87,761	11,000	160,894
Itoki Corp.		200	539	200	539	1,800	4,849	2,200	5,927
Nichiban Co., Ltd.		1,000	3,592	3,000	10,775	3,000	10,775	7,000	25,142
Nippon Kucho Service Co., Ltd.		100	799	600	4,797	300	2,399	1,000	7,995
Secom Co., Ltd.		740	33,478	1,043	47,186	2,270	102,696	4,053	183,360
Toppan Printing Co., Ltd.		3,000	29,667	3,986	39,417	9,617	95,101	16,603	164,185
Tosho Printing Co., Ltd.				1,000	2,536	1,000	2,536	2,000	5,072
Uchida Yoko Co., Ltd.		1,000	3,366	2,000	6,732	8,000	26,927	11,000	37,025
									589,600
Communications Equipment	0.0
Denki Kogyo Co., Ltd.		1,009	5,132	3,991	20,301	4,000	20,346	9,000	45,779
Saxa Holdings, Inc.		1,000	2,305	1,000	2,305	2,000	4,610	4,000	9,220
									54,999
Computers & Peripherals	0.5
Fujitsu, Ltd.		5,000	33,676	11,000	74,087	18,000	121,233	34,000	228,996
Japan Digital Laboratory Co., Ltd.		200	2,789	368	5,132	132	1,841	700	9,762
NEC Corp.		8,446	30,538	12,393	44,808	26,421	95,528	47,260	170,874
Seiko Epson Corp.		100	1,482	195	2,891	593	8,791	888	13,164
Toshiba Corp.		5,329	27,442	9,859	50,769	18,683	96,208	33,871	174,419
									597,215
Construction & Engineering	0.2
Ando Corp.		1,000	1,487			2,000	2,974	3,000	4,461
Asanuma Corp.		1,789	1,581	2,211	1,953	8,000	7,068	12,000	10,602
COMSYS Holdings Corp.		1,000	11,563					1,000	11,563
Daiwa Odakyu Construction Co.		500	1,148			500	1,148	1,000	2,296
Kajima Corp.		2,000	5,625	2,000	5,625	7,000	19,686	11,000	30,936
Kinden Corp.		1,000	8,992			913	8,210	1,913	17,202
Maeda Corp.		2,000	6,633	3,000	9,950	7,000	23,218	12,000	39,801
Nishimatsu Construction Co., Ltd.		2,000	3,579	4,000	7,158	6,000	10,737	12,000	21,474
Obayashi Corp.		1,000	4,514	3,992	18,019	3,000	13,541	7,992	36,074
Shimizu Corp.						1,991	8,228	1,991	8,228
Taihei Kogyo Co., Ltd.		871	2,676	129	396	2,000	6,144	3,000	9,216
Taisei Corp.		1,000	2,199	1,000	2,199	7,000	15,392	9,000	19,790
The Nippon Road Co., Ltd.				1,000	2,586	1,000	2,586	2,000	5,172
Toa Corp.		3,000	3,687	8,000	9,833	19,000	23,352	30,000	36,872
Tobishima Corp.				2,168	865	332	133	2,500	998
Totetsu Kogyo Co., Ltd.				57	397	1,000	6,967	1,057	7,364
									262,049
Construction Materials	0.1
Okabe Co., Ltd.		180	691	220	844			400	1,535
Shinagawa Refractories Co., Ltd.		1,205	3,023	1,795	4,504	3,000	7,527	6,000	15,054
Sumitomo Osaka Cement Co., Ltd.		4,000	8,527	9,000	19,185	18,000	38,371	31,000	66,083
Taiheiyo Cement Corp.		2,689	4,662	5,708	9,897	8,590	14,894	16,987	29,453
									112,125
Consumer Finance	0.1
Acom Co., Ltd.		101	2,077	163	3,352	296	6,087	560	11,516

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Aeon Credit Service Co., Ltd.				200	2,267			200	2,267
Aiful Corp.		1,700	5,091	2,400	7,187	5,100	15,272	9,200	27,550
Credit Saison Co., Ltd.		300	4,025	400	5,367	845	11,337	1,545	20,729
Jaccs Co., Ltd.				1,000	2,542	1,000	2,543	2,000	5,085
ORIX Corp.		180	13,835	350	26,901	735	56,493	1,265	97,229
Takefuji Corp.		7	36	6	31	250	1,281	263	1,348
									165,724
Containers & Packaging	0.1
FP Corp.		100	4,765	200	9,530	100	4,765	400	19,060
Hokkan Holdings, Ltd.		3,000	7,923	2,000	5,282	3,000	7,923	8,000	21,128
Tomoku Co., Ltd.		1,000	2,331	1,000	2,331	3,000	6,994	5,000	11,656
Toyo Seikan Kaisha, Ltd.		100	2,090			960	20,062	1,060	22,152
									73,996
Distributors	0.0
Naigai Co., Ltd.		2,528	1,442	15,000	8,557	21,472	12,249	39,000	22,248
									22,248
Diversified Consumer Services	0.1
Benesse Corp.		200	9,862	300	14,793	900	44,379	1,400	69,034
Tac Co., Ltd.		100	447					100	447
Watabe Wedding Corp.		100	1,535	300	4,604	300	4,604	700	10,743
									80,224
Diversified Financial Services	0.0
Daiko Clearing Services Corp.		63	358	237	1,346	300	1,703	600	3,407
Fuyo General Lease Co., Ltd.		100	2,236	100	2,236	200	4,473	400	8,945
									12,352
Diversified Telecommunication Services	0.4
Nippon Telegraph & Telephone Corp.		1,631	72,832	3,700	165,222	6,669	297,802	12,000	535,856
									535,856
Electric Utilities	1.2
Chubu Electric Power Co., Inc.		2,400	55,973	5,797	135,197	10,700	249,544	18,897	440,714
Hokuriku Electric Power Co.		813	19,753	1,758	42,713	1,930	46,892	4,501	109,358
Kyushu Electric Power Co., Inc.		1,800	39,870	3,700	81,955	5,766	127,718	11,266	249,543
The Kansai Electric Power Co., Inc.		1,800	41,491	1,996	46,009	4,600	106,032	8,396	193,532
The Okinawa Electric Power Co., Inc.		100	5,975	100	5,975	100	5,975	300	17,925
The Tokyo Electric Power Co., Inc.		2,400	62,709	4,983	130,200	7,817	204,249	15,200	397,158
Tohoku Electric Power Co., Inc.		800	17,368	1,498	32,521	2,102	45,634	4,400	95,523
									1,503,753
Electrical Equipment	0.5
Chiyoda Integre Co., Ltd.		400	4,732	700	8,280	700	8,280	1,800	21,292
Furukawa Electric Co., Ltd.		3,000	13,298	3,000	13,298	11,000	48,760	17,000	75,356
GS Yuasa Corp.				1,000	8,735			1,000	8,735
Mitsubishi Electric Corp.		3,921	29,225	7,883	58,755	12,850	95,776	24,654	183,756
Nippon Carbon Co., Ltd.		2,000	7,195	3,000	10,792	6,000	21,584	11,000	39,571
Panasonic Electric Works Co., Ltd.		1,000	12,012	998	11,988	1,000	12,012	2,998	36,012
Sumitomo Electric Industries, Ltd.		2,700	34,943	5,500	71,180	11,100	143,654	19,300	249,777
Toko Electric Corp.		703	3,963	703	3,964	594	3,349	2,000	11,276
Ushio, Inc.		145	2,678	10	185	230	4,249	385	7,112
									632,887
Electronic Equipment, Instruments & Components	1.3
Canon Electronics, Inc.				100	1,720			100	1,720
Citizen Holdings Co., Ltd.		895	5,387	1,886	11,352	3,982	23,967	6,763	40,706
CMK Corp.		100	870	300	2,609	600	5,218	1,000	8,697

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
FUJIFILM Holdings Corp.		1,300	38,809	2,092	62,453	4,000	119,413	7,392	220,675
Hirose Electric Co., Ltd.		99	12,258	198	24,516	362	44,822	659	81,596
Hitachi, Ltd.		10,000	35,285	20,000	70,571	33,874	119,525	63,874	225,381
Hosiden Corp.		973	14,421	1,700	25,197	2,927	43,383	5,600	83,001
HOYA Corp.		800	18,081	1,700	38,422	3,100	70,064	5,600	126,567
Ibiden Co., Ltd.		100	3,561	97	3,454	200	7,123	397	14,138
Keyence Corp.		91	19,262	189	40,006	302	63,925	582	123,193
Kyocera Corp.		398	33,178	593	49,434	1,195	99,618	2,186	182,230
Mitsumi Electric Co., Ltd.		398	9,256	795	18,488	1,395	32,442	2,588	60,186
Murata Manufacturing Co., Ltd.		477	22,680	877	41,699	1,664	79,118	3,018	143,497
Nidec Corp.		93	6,710	288	20,778	485	34,991	866	62,479
Oki Electric Industry Co., Ltd.		9,000	9,489	12,000	12,651	31,000	32,683	52,000	54,823
ONO Sokki Co., Ltd.		761	3,313	2,239	9,749	3,000	13,062	6,000	26,124
Ryoyo Electro Corp.		300	2,634	300	2,634	2,000	17,561	2,600	22,829
Shimadzu Corp.		945	6,873	967	7,033	2,913	21,186	4,825	35,092
Tamura Corp.				1,000	3,827	2,000	7,655	3,000	11,482
TDK Corp.		200	11,648	300	17,472	682	39,720	1,182	68,840
Yamatake Corp.				300	6,140			300	6,140
Yokogawa Electric Corp.		90	776					90	776
									1,600,172
Food & Staples Retailing	0.5
Aeon Co., Ltd.		800	8,494	3,198	33,954	3,300	35,037	7,298	77,485
CVS Bay Area, Inc.		536	820	464	710			1,000	1,530
FamilyMart Co., Ltd.		500	15,518	800	24,829	1,600	49,658	2,900	90,005
Kato Sangyo Co., Ltd.						400	6,768	400	6,768
Lawson, Inc.		300	13,030	200	8,686	100	4,343	600	26,059
S Foods, Inc.		500	4,677	1,000	9,354			1,500	14,031
Seven & I Holdings Co., Ltd.		2,000	48,417	3,600	87,152	6,400	154,936	12,000	290,505
UNY Co., Ltd.		2,000	16,954	3,000	25,431	6,000	50,863	11,000	93,248
Yamaya Corp.		100	912	400	3,647	200	1,824	700	6,383
									606,014
Food Products	0.5
Ajinomoto Co., Inc.		28	286	22	225	39	399	89	910
Fuji Oil Co., Ltd.				300	4,222			300	4,222
Kyokuyo Co., Ltd.		2,000	4,138	10,000	20,687	13,000	26,893	25,000	51,718
Maruha Nichiro Holdings, Inc.		6,000	9,114	8,000	12,153	21,000	31,901	35,000	53,168
Morinaga Milk Industry Co., Ltd.						2,000	8,754	2,000	8,754
Nippon Meat Packers, Inc.				1,000	12,108	1,000	12,108	2,000	24,216
Nisshin Seifun Group, Inc.		1,000	13,284	2,000	26,568	4,000	53,136	7,000	92,988
NISSIN FOODS HOLDINGS Co., Ltd.		5	165			7	231	12	396
Prima Meat Packers, Ltd.				1,000	1,196			1,000	1,196
QP Corp.		1,500	16,159	3,124	33,653	4,376	47,141	9,000	96,953
Rock Field Co., Ltd.						200	2,601	200	2,601
Showa Sangyo Co., Ltd.		6,000	19,284	8,000	25,712	8,000	25,712	22,000	70,708
Toyo Suisan Kaisha, Ltd.		1,000	25,528	1,000	25,528	1,000	25,528	3,000	76,584
Warabeya Nichiyo Co., Ltd.		800	10,125	1,300	16,453	1,900	24,046	4,000	50,624
Yaizu Suisankagaku Industry Co., Ltd.		79	917			21	244	100	1,161
Yamazaki Baking Co., Ltd.		1,934	26,278	1,945	26,428	2,897	39,363	6,776	92,069
									628,268
Gas Utilities	0.1
Tokyo Gas Co., Ltd.		6,000	24,101	12,000	48,202	21,000	84,354	39,000	156,657
									156,657

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Health Care Equipment & Supplies	0.1
Aloka Co., Ltd.		100	951					100	951
Eiken Chemical Co., Ltd.		200	2,561	200	2,561	100	1,281	500	6,403
Hitachi Medical Corp.				1,000	9,669	2,000	19,338	3,000	29,007
JMS Co., Ltd.		1,000	4,191	1,000	4,191	1,000	4,191	3,000	12,573
Olympus Corp.		373	10,143	272	7,397	177	4,813	822	22,353
Terumo Corp.		388	20,472	485	25,589	1,282	67,640	2,155	113,701
									184,988
Health Care Providers & Services	0.0
Green Hospital Supply, Inc.		4	2,743	6	4,114	20	13,713	30	20,570
									20,570
Hotels, Restaurants & Leisure	0.1
McDonald’s Holdings Co. Japan, Ltd.		142	2,665	269	5,048	474	8,896	885	16,609
Oriental Land Co. Japan, Ltd.		200	13,563	398	26,990	700	47,470	1,298	88,023
Round One Corp.		400	3,635	500	4,544	1,900	17,266	2,800	25,445
									130,077
Household Durables	0.8
Casio Computer Co., Ltd.		1,029	10,215	2,071	20,560	2,742	27,221	5,842	57,996
Foster Electric Co., Ltd.		100	2,025			311	6,298	411	8,323
Fuji Corp.				1,100	4,183			1,100	4,183
Funai Electric Co., Ltd.						100	4,008	100	4,008
Makita Corp.		198	5,608	395	11,188	696	19,714	1,289	36,510
Panasonic Corp.		3,904	62,509	7,596	121,622	14,580	233,446	26,080	417,577
Sanyo Electric Co., Ltd.		1,282	3,466	3,130	8,463	3,303	8,931	7,715	20,860
Sekisui Chemical Company, Ltd.				1,000	6,397			1,000	6,397
Sekisui House, Ltd.						1,000	9,614	1,000	9,614
Sharp Corp.		1,999	23,146	4,000	46,315	5,984	69,287	11,983	138,748
Sony Corp.		2,026	54,529	4,458	119,984	6,954	187,163	13,438	361,676
Token Corp.				90	3,268			90	3,268
									1,069,160
Household Products	0.2
Kao Corp.		1,000	25,405	3,000	76,215	5,000	127,026	9,000	228,646
									228,646
Independent Power Producers & Energy Traders	0.0
Electric Power Development Co., Ltd.		100	3,042	500	15,211	500	15,211	1,100	33,464
									33,464
Industrial Conglomerates	0.0
Hankyu Hanshin Holdings, Inc.						1,000	4,803	1,000	4,803
									4,803
Insurance	0.6
Aioi Insurance Co., Ltd.		1,995	9,886	2,977	14,752	2,592	12,844	7,564	37,482
Mitsui Sumitomo Insurance Group Holdings, Inc.		800	22,571	2,800	78,999	4,200	118,498	7,800	220,068
Nipponkoa Insurance Co., Ltd.		2,000	12,486	4,000	24,973	5,558	34,700	11,558	72,159
Nissay Dowa General Insurance Co., Ltd.		2,256	11,553	1,461	7,482	4,388	22,471	8,105	41,506
Sompo Japan Insurance, Inc.		3,983	27,189	6,962	47,525	16,957	115,754	27,902	190,468
T&D Holdings, Inc.		189	5,680					189	5,680
Tokio Marine Holdings, Inc.		1,464	43,574	2,551	75,926	4,833	143,846	8,848	263,346
									830,709
Internet & Catalog Retail	0.1
ASKUL Corp.						12	239	12	239
Belluna Co., Ltd.		1,650	7,289	2,600	11,486	6,950	30,703	11,200	49,478
Rakuten, Inc.		16	9,695	30	18,178	50	30,296	96	58,169
									107,886

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Internet Software & Services	0.1
eAccess, Ltd.		17	12,532	27	19,903	61	44,966	105	77,401
Yahoo! Japan Corp.		3	1,022	3	1,022	13	4,431	19	6,475
									83,876
IT Services	0.1
CAC Corp.		100	759	200	1,519	800	6,078	1,100	8,356
IT Holdings Corp.		700	9,917	1,000	14,167	2,600	36,834	4,300	60,918
NTT Data Corp.		3	10,237	3	10,237	13	44,359	19	64,833
									134,107
Leisure Equipment & Products	0.2
Namco Bandai Holdings, Inc.		500	5,322	1,100	11,709	2,100	22,354	3,700	39,385
Nikon Corp.		928	15,995	916	15,788	885	15,253	2,729	47,036
Sankyo Co., Ltd.		187	11,798	386	24,354	681	42,967	1,254	79,119
Sega Sammy Holdings, Inc.				900	11,762	1,100	14,376	2,000	26,138
Tamron Co., Ltd.		100	1,325	208	2,755	192	2,543	500	6,623
									198,301
Machinery	1.0
Aida Engineering, Ltd.						400	1,397	400	1,397
Amada Co., Ltd.		1,000	7,031	2,000	14,063	4,801	33,758	7,801	54,852
Amano Corp.		200	1,810			800	7,241	1,000	9,051
Daiwa Industries, Ltd.						87	469	87	469
Fanuc, Ltd.		392	32,008	785	64,098	1,481	120,929	2,658	217,035
Hitachi Construction Machinery Company, Ltd.				100	2,032	400	8,126	500	10,158
IHI Corp.		4,000	8,187	11,000	22,515	12,000	24,562	27,000	55,264
JTEKT Corp.		99	1,276	92	1,186			191	2,462
Kawasaki Heavy Industries, Ltd.		2,000	5,327	3,000	7,991	4,000	10,655	9,000	23,973
Komatsu, Ltd.		1,097	19,825	2,972	53,710	3,379	61,066	7,448	134,601
Kubota Corp.		2,000	16,564	4,000	33,128	9,000	74,539	15,000	124,231
Maezawa Industries, Inc.						1,100	2,692	1,100	2,692
Minebea Co., Ltd.		1,967	9,158	4,961	23,097	7,950	37,012	14,878	69,267
Mitsubishi Heavy Industries, Ltd.		6,000	24,876	14,000	58,043	24,000	99,503	44,000	182,422
Mitsuboshi Belting Co., Ltd.						3,000	12,930	3,000	12,930
Mitsui Engineering & Shipbuilding Co., Ltd.		3,989	10,867	7,970	21,712	13,959	38,027	25,918	70,606
Nachi-Fujikoshi Corp.		723	1,677	461	1,069			1,184	2,746
NGK Insulators, Ltd.		1,009	23,551	764	17,832			1,773	41,383
NTN Corp.		1,896	8,871	1,900	8,889	1,836	8,590	5,632	26,350
Obara Corp.		900	7,270	1,800	14,540	3,400	27,465	6,100	49,275
OKK Corp.						2,000	1,940	2,000	1,940
Ryobi, Ltd.		726	2,158	1,274	3,787			2,000	5,945
Sasebo Heavy Industries Co., Ltd.		3,000	6,357	6,000	12,714	11,000	23,309	20,000	42,380
Sintokogio, Ltd.				300	2,497			300	2,497
SMC Corp.		60	6,999	119	13,881	14	1,633	193	22,513
Sumitomo Heavy Industries, Ltd.		1,977	10,010	3,970	20,102	3,961	20,057	9,908	50,169
									1,216,608
Marine	0.2
Kawasaki Kisen Kaisha, Ltd.		1,000	4,397					1,000	4,397
Mitsui OSK Lines, Ltd.		4,000	25,588	6,000	38,382	14,000	89,558	24,000	153,528
Nippon Yusen KK		5,935	25,753	6,918	30,018	15,853	68,788	28,706	124,559
									282,484
Media	0.2
Amuse, Inc.		700	7,453	1,200	12,777	1,200	12,776	3,100	33,006

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Gakken Co., Ltd.		1,000	2,264	4,000	9,055	7,000	15,846	12,000	27,165
Hakuhodo DY Holdings, Inc.		11	613			7	390	18	1,003
Intage, Inc.		100	1,814					100	1,814
Jupiter Telecommunications Co., Ltd.		5	4,366	9	7,859	16	13,972	30	26,197
SKY Perfect JSAT Holdings, Inc.		50	20,273	73	29,599	174	70,552	297	120,424
									209,609
Metals & Mining	0.9
DOWA HOLDINGS Co., Ltd.		1,000	5,647	1,000	5,647	4,000	22,588	6,000	33,882
Godo Steel, Ltd.		3,000	7,364	3,000	7,364	12,000	29,456	18,000	44,184
JFE Holdings, Inc.		900	31,506	1,900	66,512	3,700	129,524	6,500	227,542
Kobe Steel, Ltd.		2,911	5,395	7,855	14,557	9,855	18,263	20,621	38,215
Maruichi Steel Tube, Ltd.		99	2,069			496	10,366	595	12,435
Mitsubishi Materials Corp.		7,505	22,953	9,597	29,351	18,262	55,852	35,364	108,156
Nakayama Steel Works, Ltd.		2,000	4,267	4,000	8,534	10,000	21,335	16,000	34,136
Nippon Denko Co., Ltd.		696	5,347	304	2,336			1,000	7,683
Nippon Steel Corp.		7,000	27,528	15,977	62,831	28,000	110,113	50,977	200,472
Nittetsu Mining Co., Ltd.		1,000	4,912	2,000	9,823	3,000	14,735	6,000	29,470
Sumitomo Metal Industries, Ltd.		5,843	14,667	12,743	31,987	24,677	61,943	43,263	108,597
Sumitomo Metal Mining Co., Ltd.		1,000	15,433	3,000	46,300	3,000	46,300	7,000	108,033
Tokyo Steel Manufacturing Co., Ltd.		1,284	16,956	1,880	24,827	3,650	48,201	6,814	89,984
Tokyo Tekko Co., Ltd.		1,785	6,019	2,000	6,744	2,215	7,469	6,000	20,232
Topy Industries, Ltd.		3,000	7,539	4,000	10,051	7,000	17,590	14,000	35,180
Yamato Kogyo Co., Ltd.		300	8,967	300	8,967	400	11,956	1,000	29,890
									1,128,091
Multiline Retail	0.0
Isetan Mitsukoshi Holdings, Ltd.		295	3,263	586	6,482	1,477	16,337	2,358	26,082
									26,082
Office Electronics	0.7
Brother Industries, Ltd.		400	4,024	700	7,042	1,300	13,077	2,400	24,143
Canon, Inc.		2,788	106,903	4,645	178,108	8,181	313,693	15,614	598,704
Konica Minolta Holdings, Inc.		2,000	18,949	4,000	37,899	6,673	63,225	12,673	120,073
Ricoh Co., Ltd.		1,000	14,431	2,987	43,104	3,998	57,693	7,985	115,228
Toshiba TEC Corp.				2,000	8,668	2,000	8,668	4,000	17,336
									875,484
Oil, Gas & Consumable Fuels	0.5
AOC Holdings, Inc.		500	3,877	1,000	7,753	2,700	20,934	4,200	32,564
Cosmo Oil Co., Ltd.		4,657	14,338	7,438	22,900	18,324	56,416	30,419	93,654
Idemitsu Kosan Co., Ltd.		132	10,928	368	30,466	476	39,408	976	80,802
INPEX Corp.		2	16,336	2	16,336	7	57,175	11	89,847
Nippon Mining Holdings, Inc.		5,500	27,438	8,500	42,404	20,000	99,774	34,000	169,616
Nippon Oil Corp.		5,000	28,636	6,000	34,363	14,000	80,180	25,000	143,179
TonenGeneral Sekiyu KK		886	8,496	1,903	18,250			2,789	26,746
									636,408
Paper & Forest Products	0.0
Kishu Paper Co., Ltd.		3,000	3,139	5,000	5,232	16,000	16,741	24,000	25,112
OJI Paper Co., Ltd.		44	208			62	293	106	501
									25,613
Pharmaceuticals	1.1
Astellas Pharma, Inc.		1,535	61,542	3,283	131,624	5,582	223,797	10,400	416,963
Daiichi Sankyo Co., Ltd.		1,132	24,166	1,417	30,251	1,042	22,245	3,591	76,662
Eisai Co., Ltd.		418	15,323	1,498	54,912	1,884	69,062	3,800	139,297
Hisamitsu Pharmaceutical Co., Inc.						100	3,864	100	3,864

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Mitsubishi Tanabe Pharma Corp.		1,018	13,366	1,771	23,253	2,211	29,030	5,000	65,649
Ono Pharmaceutical Co., Ltd.		200	9,862	400	19,723	700	34,516	1,300	64,101
Santen Pharmaceutical Co., Ltd.		96	3,240	294	9,923	591	19,946	981	33,109
SSP Co., Ltd.						1,000	5,355	1,000	5,355
Taisho Pharmaceutical Co., Ltd.		384	7,552	259	5,094	18	354	661	13,000
Takeda Pharmaceutical Co., Ltd.		2,200	88,772	4,800	193,684	8,800	355,087	15,800	637,543
									1,455,543
Real Estate Investment Trusts	0.1
Japan Prime Realty Investment Corp.		1	2,395	2	4,791	3	7,186	6	14,372
Japan Real Estate Investment Corp.		1	8,175	1	8,175	3	24,524	5	40,874
Japan Retail Fund Investment Corp.				1	5,342	2	10,685	3	16,027
Nippon Building Fund, Inc.		1	8,830	2	17,660	3	26,490	6	52,980
Nomura Real Estate Office Fund, Inc.				1	6,946	2	13,893	3	20,839
									145,092
Real Estate Management & Development	0.6
Daito Trust Construction Co., Ltd.		200	9,560	297	14,197	996	47,611	1,493	71,368
Daiwa House Industry Co., Ltd.		1,000	11,163			814	9,087	1,814	20,250
Heiwa Real Estate Co., Ltd.		395	1,382	1,105	3,866			1,500	5,248
Leopalace21 Corp.		1,728	15,678	2,739	24,851	4,383	39,768	8,850	80,297
Mitsubishi Estate Co., Ltd.		1,276	21,169	3,313	54,962	4,970	82,451	9,559	158,582
Mitsui Fudosan Co., Ltd.		1,932	36,517	3,903	73,771	6,075	114,824	11,910	225,112
Nomura Real Estate Holdings, Inc.		196	3,436	394	6,906	397	6,959	987	17,301
Sumitomo Realty & Development Co., Ltd.		973	20,494	1,958	41,240	3,932	82,817	6,863	144,551
Tokyo Tatemono Co., Ltd.		1,000	5,925	1,992	11,803			2,992	17,728
Tokyu Land Corp.		1,952	9,157	3,947	18,517	7,912	37,118	13,811	64,792
									805,229
Road & Rail	0.6
Central Japan Railway Co.		2	13,554	4	27,107	5	33,885	11	74,546
East Japan Railway Co.		818	53,584	2,100	137,562	2,882	188,787	5,800	379,933
Keihin Electric Express Railway Co., Ltd.		22	183			30	249	52	432
Keisei Electric Railway Co., Ltd.		2,000	14,026	2,000	14,026	7,000	49,089	11,000	77,141
Kintetsu Corp.				55	239	98	426	153	665
Maruwn Corp.		200	586	600	1,758	200	586	1,000	2,930
Nippon Express Co., Ltd.		3,000	13,434	6,000	26,869	13,000	58,216	22,000	98,519
Tokyu Corp.		2,000	9,848	5,000	24,620	8,000	39,392	15,000	73,860
West Japan Railway Co.		2	6,939	3	10,409	1	3,470	6	20,818
									728,844
Semiconductors & Semiconductor Equipment	0.3
Advantest Corp.		97	2,422	191	4,770	196	4,895	484	12,087
Mimasu Semiconductor Industry Co., Ltd.		200	2,762	49	677	551	7,609	800	11,048
NEC Electronics Corp.				42	414			42	414
Rohm Co., Ltd.		500	33,852	698	47,257	1,600	108,325	2,798	189,434
Shinko Electric Industries Co., Ltd.		100	1,868	300	5,604	700	13,076	1,100	20,548
Sumco Corp.				100	2,045			100	2,045
Tokyo Electron, Ltd.		371	20,211	669	36,446	1,026	55,894	2,066	112,551
									348,127
Software	0.4
Konami Corp.		100	1,973	99	1,953	200	3,945	399	7,871
Nintendo Co., Ltd.		300	81,557	500	135,928	1,000	271,856	1,800	489,341
Nippon Systemware Co., Ltd.						300	1,057	300	1,057
Sorun Corp.		200	1,109	2,166	12,012	1,834	10,171	4,200	23,292
SRA Holdings		100	870	300	2,610	1,100	9,571	1,500	13,051
									534,612

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Specialty Retail	0.2
Arc Land Sakamoto Co., Ltd.		500	5,725	700	8,015	2,300	26,336	3,500	40,076
DCM Japan Holdings Co., Ltd.		100	675			900	6,077	1,000	6,752
Fast Retailing Co., Ltd.		66	7,926	106	12,730	194	23,299	366	43,955
Geo Corp.						4	4,140	4	4,140
Hard Off Corp. Co., Ltd.						15	79	15	79
Hikari Tsushin, Inc.		100	2,166			600	12,996	700	15,162
Joshin Denki Co., Ltd.						2,000	16,147	2,000	16,147
Kohnan Shoji Co., Ltd.				300	3,410	600	6,819	900	10,229
Kojima Co., Ltd.		100	520	400	2,080	1,300	6,759	1,800	9,359
Pal Co., Ltd.		50	1,029	200	4,115	150	3,086	400	8,230
Point, Inc.				2	123			2	123
Right On Co., Ltd.		179	1,695	521	4,933	500	4,734	1,200	11,362
USS Co., Ltd.		96	6,063			355	22,421	451	28,484
Yamada Denki Co., Ltd.		74	5,047	153	10,434	271	18,482	498	33,963
Yellow Hat, Ltd.				300	2,679	700	6,251	1,000	8,930
									236,991
Textiles, Apparel & Luxury Goods	0.0
Renown, Inc.						300	617	300	617
Sanei-International Co., Ltd.		600	8,795	900	13,192	1,500	21,987	3,000	43,974
Tasaki Shinju Co., Ltd.				2,000	2,630	5,000	6,575	7,000	9,205
Unitika, Ltd.		1,000	970			7,000	6,791	8,000	7,761
									61,557
Tobacco	0.2
Japan Tobacco, Inc.		16	46,534	32	93,068	52	151,236	100	290,838
									290,838
Trading Companies & Distributors	1.0
Inaba Denki Sangyo Co., Ltd		400	9,238	500	11,547	1,700	39,260	2,600	60,045
ITOCHU Corp.		4,920	34,931	5,911	41,967	13,790	97,906	24,621	174,804
JFE Shoji Holdings, Inc.		1,000	4,066	3,000	12,199	1,000	4,066	5,000	20,331
Kamei Corp.				1,000	6,078	1,000	6,078	2,000	12,156
Kanamoto Co., Ltd.		1,000	4,925	1,000	4,925	2,000	9,850	4,000	19,700
Kanematsu Corp.						7,000	6,862	7,000	6,862
Kyokuto Boeki Kaisha, Ltd.				1,000	1,565	1,000	1,565	2,000	3,130
Marubeni Corp.		3,963	19,741	8,929	44,479	9,935	49,490	22,827	113,710
Maruka Machinery Co., Ltd.		100	804	200	1,607	100	804	400	3,215
Mitsubishi Corp.		2,409	48,847	4,584	92,950	8,122	164,690	15,115	306,487
Mitsui & Co., Ltd.		3,087	40,267	7,086	92,429	13,110	171,006	23,283	303,702
Sojitz Corp.		4,231	9,068	6,700	14,361	2,669	5,721	13,600	29,150
Sumikin Bussan Corp.						1,000	2,309	1,000	2,309
Sumitomo Corp.		2,400	24,630	5,779	59,306	10,300	105,703	18,479	189,639
Yuasa Trading Co., Ltd.						4,000	4,351	4,000	4,351
									1,249,591
Transportation Infrastructure	0.0
Kamigumi Co., Ltd.		1,000	8,492	1,000	8,492	2,036	17,289	4,036	34,273
									34,273
Wireless Telecommunication Services	0.6
KDDI Corp.		7	39,916	13	74,129	21	119,748	41	233,793
NTT DoCoMo, Inc.		43	66,407	64	98,838	120	185,321	227	350,566
Softbank Corp.		1,083	24,325	2,417	54,288	4,200	94,335	7,700	172,948
									757,307
TOTAL JAPAN									31,131,085

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Luxembourg	0.6
Energy Equipment & Services	0.2
Acergy SA		958	9,696	1,432	14,494	2,839	28,734	5,229	52,924
Tenaris SA				1,950	28,717	2,840	41,824	4,790	70,541
Tenaris SA		2,238	32,839	1,260	18,488	3,498	51,327	6,996	102,654
									226,119
Media	0.1
SES SA		1,161	22,973	2,730	54,020			3,891	76,993
SES SA						2,643	51,940	2,643	51,940
									128,933
Metals & Mining	0.3
ArcelorMittal		1,831	65,551	3,321	118,893	5,832	208,788	10,984	393,232
									393,232
TOTAL LUXEMBOURG									748,284
Netherlands	3.2
Aerospace & Defense	0.2
European Aeronautic Defence & Space Co. NV		1,757	36,579	2,947	61,354	4,773	99,371	9,477	197,304
									197,304
Air Freight & Logistics	0.1
TNT NV		728	18,046	1,537	38,100	3,371	83,561	5,636	139,707
									139,707
Capital Markets	0.0
BinckBank NV		204	3,193			673	10,533	877	13,726

									13,726
Chemicals	0.1
Akzo Nobel NV				186	10,570	263	14,946	449	25,516
Koninklijke DSM NV		1,261	46,076	1,230	44,943	1,162	42,459	3,653	133,478
									158,994
Construction Materials	0.0
James Hardie Industries NV		393	2,305	678	3,977	1,794	10,524	2,865	16,806
									16,806
Diversified Financial Services	0.2
ING Groep NV		1,805	27,243	3,499	52,811	6,410	96,747	11,714	176,801
SNS Reaal		942	7,283	1,480	11,442	2,676	20,689	5,098	39,414
									216,215
Diversified Telecommunication Services	0.2
KONINKLIJKE KPN NV		2,062	31,769	5,282	81,380	9,732	149,941	17,076	263,090
									263,090
Energy Equipment & Services	0.2
Fugro NV		769	41,534	1,240	66,973	2,629	141,994	4,638	250,501
SBM Offshore NV		389	8,112	644	13,429	730	15,222	1,763	36,763
									287,264
Food & Staples Retailing	0.4
Koninklijke Ahold NV		6,330	74,413	10,635	125,020	20,491	240,883	37,456	440,316
									440,316
Food Products	1.0
Nutreco Holding NV		664	29,959					664	29,959
Unilever NV		7,991	224,117	13,273	372,256	24,149	677,285	45,413	1,273,658
									1,303,617

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Household Durables	0.0
TomTom NV		583	8,621	794	11,741	1,572	23,245	2,949	43,607
									43,607
Industrial Conglomerates	0.3
Koninklijke Philips Electronics NV		2,275	51,482	4,390	99,343	7,797	176,441	14,462	327,266
									327,266
Insurance	0.1
Aegon NV		3,315	25,017	5,750	43,393	10,886	82,152	19,951	150,562
									150,562
Life Sciences Tools & Services	0.0
QIAGEN NV		20	412	11	227			31	639
									639
Media	0.1
Reed Elsevier NV		2,209	23,494	3,757	39,958	6,905	73,438	12,871	136,890
									136,890
Oil, Gas & Consumable Fuels	0.1
Royal Dutch Shell PLC Class A				365	10,134	2,311	64,162	2,676	74,296
									74,296
Real Estate Investment Trusts	0.0
Eurocommercial Properties NV				214	8,521			214	8,521
									8,521
Semiconductors & Semiconductor Equipment	0.1
ASML Holding NV		814	22,406	1,750	48,171	3,117	85,800	5,681	156,377
									156,377
Software	0.1
Exact Holding NV				984	26,410	1,631	43,775	2,615	70,185
									70,185
TOTAL NETHERLANDS									4,005,382
Norway	0.6
Chemicals	0.0
Yara International ASA				239	6,538	65	1,778	304	8,316
									8,316
Commercial Banks	0.0
DnB NOR ASA		614	6,318	1,523	15,672	2,277	23,431	4,414	45,421
									45,421
Diversified Telecommunication Services	0.1
Telenor ASA		544	5,143	1,836	17,357	2,773	26,215	5,153	48,715
									48,715
Electrical Equipment	0.0
Renewable Energy Corp. AS		3	21	4	27			7	48
									48
Energy Equipment & Services	0.0
Aker Solutions ASA				292	2,884	68	672	360	3,556
TGS Nopec Geophysical Co. ASA				23	292			23	292
									3,848
Oil, Gas & Consumable Fuels	0.5
StatoilHydro ASA		4,794	105,095	8,524	186,866	15,458	338,875	28,776	630,836
									630,836
Paper & Forest Products	0.0
Norske Skogindustrier ASA		2,593	4,750	1,258	2,305	2,041	3,739	5,892	10,794
									10,794
TOTAL NORWAY									747,978

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Portugal	0.4
Commercial Banks	0.1
Banco BPI SA				113	342	2,043	6,176	2,156	6,518
Banco Comercial Portugues SA R Shares		2,388	3,132	4,428	5,807	9,584	12,570	16,400	21,509
Banco Espirito Santo SA		1,000	6,599	2,756	18,187	3,844	25,366	7,600	50,152
									78,179
Diversified Telecommunication Services	0.2
Portugal Telecom SGPS SA		4,351	45,161	6,920	71,826	13,217	137,186	24,488	254,173
									254,173
Electric Utilities	0.1
EDP - Energias de Portugal SA		4,660	20,201	8,082	35,034	12,126	52,564	24,868	107,799
									107,799
Food & Staples Retailing	0.0
Jeronimo Martins SGPS SA				793	6,199			793	6,199
									6,199
Multi-Utilities	0.0
REN - Redes Energeticas Nacionais SA		28	114	168	684	296	1,206	492	2,004
									2,004
Oil, Gas & Consumable Fuels	0.0
Galp Energia SGPS SA B Shares		2	29	2	29	4	58	8	116
									116
TOTAL PORTUGAL									448,470
Russia	0.0
Electric Utilities	0.0
TGK - 2						8,081,139	1,535	8,081,139	1,535
TGK - 4						10,009,531	2,002	10,009,531	2,002
									3,537
Independent Power Producers & Energy Traders	0.0
TGK - 5						5	0	5	0
									0
TOTAL RUSSIA									3,537
Singapore	0.9
Diversified Financial Services	0.9
iShares MSCI Singapore Index Fund		16,200	165,726	28,800	294,624	71,681	733,297	116,681	1,193,647
									1,193,647
TOTAL SINGAPORE									1,193,647
Spain	5.4
Airlines	0.0
Iberia Lineas Aereas de Espana		586	1,465	1,271	3,178	3,408	8,521	5,265	13,164
									13,164
Commercial Banks	2.4
Banco Bilbao Vizcaya Argentaria SA		11,093	197,425	19,240	342,420	34,457	613,241	64,790	1,153,086
Banco de Sabadell SA		1,672	12,631	2,741	20,706	5,398	40,779	9,811	74,116
Banco Pastor SA		728	6,383	1,168	10,240	2,779	24,364	4,675	40,987
Banco Popular Espanol SA		2,088	22,528	3,385	36,522	6,090	65,707	11,563	124,757
Banco Santander SA		18,325	282,401	33,252	512,437	59,349	914,610	110,926	1,709,448
									3,102,394
Construction & Engineering	0.3
ACS Actividades de Construccion y Servicios SA		978	50,550	1,212	62,645	2,303	119,035	4,493	232,230
Fomento de Construcciones y Contratas SA				180	7,292	475	19,243	655	26,535
Grupo Ferrovial SA				44	1,620	226	8,321	270	9,941
Obrascon Huarte Lain SA						310	8,103	310	8,103
Sacyr Vallehermoso SA		352	5,882	886	14,807	1,585	26,489	2,823	47,178
									323,987

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Diversified Financial Services	0.0
Criteria Caixacorp SA		1,642	8,268	3,773	18,998	4,303	21,667	9,718	48,933
									48,933
Diversified Telecommunication Services	1.5
Telefonica SA		12,461	315,395	22,208	562,097	40,391	1,022,319	75,060	1,899,811
									1,899,811
Electric Utilities	0.5
Acciona SA		180	23,394	307	39,899	691	89,805	1,178	153,098
Endesa SA		1,318	39,221	1,811	53,891	3,389	100,850	6,518	193,962
Iberdrola SA		4,762	44,259	8,007	74,419	13,041	121,206	25,810	239,884
									586,944
Food Products	0.0
Viscofan SA		51	1,164	92	2,100	150	3,425	293	6,689
									6,689
Gas Utilities	0.1
Gas Natural SDG SA		828	17,435	1,187	24,995	2,054	43,251	4,069	85,681
									85,681
Independent Power Producers & Energy Traders	0.0
Iberdrola Renovables SA		1,071	4,927	2,329	10,714	2,963	13,630	6,363	29,271
									29,271
Insurance	0.0
Mapfre SA		2,134	8,797	3,690	15,212	8,074	33,285	13,898	57,294
									57,294
IT Services	0.0
Indra Sistemas SA						23	547	23	547
									547
Machinery	0.0
Zardoya Otis SA						94	2,059	94	2,059
									2,059
Media	0.2
Gestevision Telecinco SA		2,602	29,237	5,307	59,630	8,951	100,575	16,860	189,442
									189,442
Oil, Gas & Consumable Fuels	0.3
Repsol YPF SA		2,463	61,282	5,068	126,096	7,717	192,005	15,248	379,383
									379,383
Real Estate Management & Development	0.0
Inmobiliaria Colonial SA				13,571	3,521			13,571	3,521
									3,521
Specialty Retail	0.1
Inditex SA		142	7,752	331	18,070	1,677	91,551	2,150	117,373
									117,373
TOTAL SPAIN									6,846,493
Sweden	2.7
Building Products	0.1
Assa Abloy AB Class B		1,230	19,810	2,362	38,041	3,993	64,308	7,585	122,159
									122,159
Capital Markets	0.2
Ratos AB B Shares		1,880	44,417	2,979	70,382	5,478	129,423	10,337	244,222
									244,222
Commercial Banks	0.5
Nordea Bank AB		5,852	61,535	11,989	126,067	21,817	229,411	39,658	417,013

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Svenska Handelsbanken AB A Shares		1,805	47,556	3,106	81,833	4,938	130,100	9,849	259,489
Swedbank AB A Shares		580	6,105			1,285	13,526	1,865	19,631
									696,133
Commercial Services & Supplies	0.1
Securitas AB B Shares		1,849	18,111	3,205	31,394	6,836	66,960	11,890	116,465
									116,465
Communications Equipment	0.3
Telefonaktiebolaget LM Ericsson B Shares		7,272	69,955	12,136	116,746	22,134	212,925	41,542	399,626
									399,626
Construction & Engineering	0.0
NCC AB B Shares		187	2,311					187	2,311
									2,311
Diversified Financial Services	0.3
Industrivarden AB A Shares		3,848	46,134	8,122	97,376	15,667	187,834	27,637	331,344
									331,344
Diversified Telecommunication Services	0.1
TeliaSonera AB		405	2,642	2,158	14,076	8,660	56,489	11,223	73,207
									73,207
Health Care Equipment & Supplies	0.0
Elekta AB B Shares		489	8,668	763	13,525	1,269	22,495	2,521	44,688
									44,688
Household Durables	0.3
Electrolux AB Series B		2,610	54,391	4,226	88,068	7,637	159,151	14,473	301,610
JM AB		360	3,875	990	10,655	1,435	15,445	2,785	29,975
Nobia AB		1,252	6,377	3,301	16,813	5,125	26,104	9,678	49,294
									380,879
Machinery	0.2
Alfa Laval AB		437	4,907	771	8,657			1,208	13,564
Cardo AB				182	4,804	283	7,471	465	12,275
Hexagon AB B Shares		932	9,680	1,538	15,974	3,604	37,432	6,074	63,086
Scania AB B Shares		922	11,435	1,332	16,520	2,865	35,532	5,119	63,487
SKF AB B Shares		641	9,846	1,552	23,840	1,682	25,836	3,875	59,522
Volvo AB B Shares						217	1,910	217	1,910
									213,844
Media	0.1
Modern Times Group AB B Shares		301	12,330	486	19,908	1,282	52,515	2,069	84,753
									84,753
Metals & Mining	0.1
Boliden AB		1,200	12,391	2,109	21,778	4,030	41,614	7,339	75,783
SSAB AB A Shares		1,300	19,071	2,342	34,357	3,841	56,348	7,483	109,776
									185,559
Oil, Gas & Consumable Fuels	0.0
Lundin Petroleum AB		214	1,971	18	166			232	2,137
									2,137
Paper & Forest Products	0.2
Holmen AB B Shares		269	7,670	373	10,635	774	22,068	1,416	40,373
Svenska Cellulosa AB B Shares		3,400	44,556	5,897	77,279	7,947	104,144	17,244	225,979
									266,352
Specialty Retail	0.2
Hennes & Mauritz AB B Shares		952	52,992	1,866	103,869	3,072	171,000	5,890	327,861
									327,861
TOTAL SWEDEN									3,491,540

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Switzerland	8.9
Building Products	0.2
Geberit AG		258	39,856	437	67,508	796	122,967	1,491	230,331
									230,331
Capital Markets	0.5
Compagnie Financiere Tradition SA BR		25	3,328	6	799	2	266	33	4,393
EFG International AG		24	390					24	390
Julius Baer Holding AG		499	25,496	752	38,422	1,568	80,114	2,819	144,032
UBS AG		16	295			12,911	238,145	12,927	238,440
UBS AG		3,911	72,310	7,625	140,978	339	6,268	11,875	219,556
									606,811
Chemicals	0.3
Clariant AG		815	7,406	1,636	14,866	2,829	25,706	5,280	47,978
Syngenta AG		272	64,056	426	100,323	679	159,905	1,377	324,284
									372,262
Commercial Banks	0.0
Banque Cantonale Vaudoise		25	9,329	34	12,688	42	15,674	101	37,691
									37,691
Construction Materials	0.4
Holcim, Ltd.		1,225	82,977	2,123	143,805	3,628	245,748	6,976	472,530
									472,530
Diversified Telecommunication Services	0.2
Swisscom AG		145	50,342	250	86,796	420	145,818	815	282,956
									282,956
Energy Equipment & Services	0.2
ABB, Ltd.				913	17,617	7,291	140,688	8,204	158,305
ABB, Ltd.		2,175	41,819	3,806	73,178	653	12,555	6,634	127,552
									285,857
Food Products	2.0
Nestle SA		10,382	433,073	17,417	726,530	32,235	1,344,645	60,034	2,504,248
									2,504,248
Health Care Equipment & Supplies	0.2
Nobel Biocare Holding AG		571	17,526	767	23,542	1,740	53,407	3,078	94,475
Sonova Holding AG		312	29,963	440	42,255	874	83,934	1,626	156,152
Synthes, Inc.		1	117	1	117			2	234
									250,861
Insurance	1.0
Baloise Holding AG		689	62,660	1,390	126,412	2,451	222,904	4,530	411,976
Helvetia Holding AG		45	14,502	95	30,614	118	38,026	258	83,142
Swiss Life Holding AG		54	6,128	95	10,781	162	18,385	311	35,294
Swiss Reinsurance		597	27,647	966	44,735	1,640	75,948	3,203	148,330
Zurich Financial Services AG		355	78,165	819	180,330			1,174	258,495
Zurich Financial Services AG						1,508	332,981	1,508	332,981
									1,270,218
Machinery	0.3
Schindler Holding AG Certificate of Participation		1,077	70,125	1,611	104,895	2,972	193,512	5,660	368,532
Sulzer AG		83	6,452	147	11,427	142	11,038	372	28,917
									397,449
Marine	0.0
Kuehne + Nagel International AG		120	9,573	138	11,009	282	22,497	540	43,079
									43,079

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Pharmaceuticals	2.2
Novartis AG		4,168	193,992	9,148	425,778	17,604	819,347	30,920	1,439,117
Roche Holding AG		1,413	225,493	2,650	422,899	4,773	761,697	8,836	1,410,089
									2,849,206
Professional Services	0.4
SGS SA		58	72,002	114	141,521	210	260,697	382	474,220
									474,220
Real Estate Management & Development	0.0
PSP Swiss Property AG		208	11,456	223	12,282	450	24,785	881	48,523
									48,523
Textiles, Apparel & Luxury Goods	1.0
Compagnie Financiere Richemont SA Class A		6,386	174,661	11,123	304,220	20,528	561,452	38,037	1,040,333
The Swatch Group AG		15	639	128	5,453	173	7,370	316	13,462
The Swatch Group AG BR		137	29,672	303	65,626	487	105,478	927	200,776
									1,254,571
TOTAL SWITZERLAND									11,380,813
United Kingdom	21.5
Aerospace & Defense	0.4
BAE Systems PLC		11,827	59,820	18,867	95,428	35,078	177,423	65,772	332,671
Cobham PLC		1,995	6,544	3,432	11,258	4,486	14,715	9,913	32,517
Meggitt PLC		280	971	235	815	716	2,484	1,231	4,270
Rolls-Royce Group PLC		2,325	17,047	3,714	27,231	6,776	49,681	12,815	93,959
									463,417
Airlines	0.0
British Airways PLC		82	254	270	837	64	198	416	1,289
									1,289
Beverages	0.2
Diageo PLC		470	7,282	862	13,354	1,299	20,125	2,631	40,761
SABMiller PLC		1,513	34,931	3,800	87,733	5,955	137,486	11,268	260,150
									300,911
Biotechnology	0.0
Antisoma PLC		3,333	1,459	6,298	2,757	7,983	3,495	17,614	7,711
									7,711
Capital Markets	0.4
3i Group PLC		2,412	11,816	4,328	21,202	8,644	42,345	15,384	75,363
Aberdeen Asset Management PLC		264	589	445	993			709	1,582
BlueBay Asset Management PLC		390	1,802	578	2,670	1,777	8,208	2,745	12,680
Close Brothers Group PLC		2,817	34,938	3,927	48,705	7,117	88,269	13,861	171,912
Evolution Group PLC		157	377	107	257			264	634
F&C Asset Management PLC		822	1,013	609	750	1,602	1,974	3,033	3,737
ICAP PLC		839	5,825	2,166	15,038	3,605	25,028	6,610	45,891
Investec PLC		1,005	7,062	1,819	12,782	3,329	23,393	6,153	43,237
Man Group PLC		4,257	18,461	8,064	34,971	14,821	64,274	27,142	117,706
Schroders PLC		191	3,343	330	5,775	829	14,508	1,350	23,626
Tullett Prebon PLC		141	921	231	1,509	313	2,045	685	4,475
									500,843
Chemicals	0.1
Croda International				108	1,101			108	1,101
Johnson Matthey PLC		373	8,564	546	12,536	738	16,944	1,657	38,044
Victrex PLC		11	126	89	1,023			100	1,149
Yule Catto & Co. PLC		1,591	3,542	1,456	3,241	3,742	8,330	6,789	15,113
									55,407

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Commercial Banks	3.4
Barclays PLC		21,598	132,357	38,204	234,121	70,125	429,739	129,927	796,217
HSBC Holdings PLC		37,823	409,275	69,265	749,503	123,599	1,337,440	230,687	2,496,218
Lloyds Banking Group PLC		28,955	51,906	51,781	92,825	93,372	167,383	174,108	312,114
Royal Bank of Scotland Group PLC		32,993	30,590	63,318	58,707	106,742	98,970	203,053	188,267
Standard Chartered PLC		4,009	90,592	7,322	165,457	13,385	302,463	24,716	558,512
									4,351,328
Commercial Services & Supplies	0.1
Babcock International Group PLC		527	4,216	874	6,992	1,799	14,392	3,200	25,600
Regus PLC		3,172	5,314	5,782	9,686	11,172	18,715	20,126	33,715
									59,315
Communications Equipment	0.0
Spirent Communications PLC		1,276	1,715	2,268	3,049	4,978	6,692	8,522	11,456
									11,456
Construction & Engineering	0.3
Balfour Beatty PLC		932	5,093	1,789	9,775	1,979	10,814	4,700	25,682
Costain Group PLC		8,152	4,037	13,264	6,569	20,899	10,350	42,315	20,956
Galliford Try PLC		546	523	912	873	2,126	2,036	3,584	3,432
Keller Group PLC		1,168	12,342	1,909	20,172	3,515	37,141	6,592	69,655
Kier Group PLC		964	17,780	1,378	25,416	2,580	47,586	4,922	90,782
Morgan Sindall PLC		2,108	24,064	3,511	40,081	6,374	72,764	11,993	136,909
Severfield-Rowen PLC		1,405	4,225	2,419	7,274	3,845	11,563	7,669	23,062
T Clarke PLC		1,268	3,014					1,268	3,014
WSP Group PLC		672	3,139	1,200	5,605	1,957	9,141	3,829	17,885
									391,377
Construction Materials	0.0
Marshalls PLC		203	412	258	524	4,759	9,667	5,220	10,603
									10,603
Consumer Finance	0.0
Provident Financial PLC						246	3,530	246	3,530
									3,530
Containers & Packaging	0.0
DS Smith PLC		1,571	2,318	2,443	3,605	12,442	18,362	16,456	24,285
Rexam PLC		34	147	227	984			261	1,131
RPC Group PLC		760	3,096			2,403	9,787	3,163	12,883
									38,299
Diversified Telecommunication Services	0.2
BT Group PLC		15,513	35,246	28,804	65,443	52,676	119,681	96,993	220,370
Cable & Wireless PLC		4,245	10,216	7,362	17,717	11,476	27,617	23,083	55,550
Kcom Group PLC		5,929	2,703	10,590	4,828	16,813	7,665	33,332	15,196
									291,116
Electronic Equipment, Instruments & Components	0.0
Electrocomponents PLC		855	2,324	1,571	4,271	1,181	3,211	3,607	9,806
Rotork PLC		294	4,591	793	12,383	1,492	23,297	2,579	40,271
									50,077
Food & Staples Retailing	0.6
J Sainsbury PLC		2,455	12,965	4,675	24,689	8,441	44,578	15,571	82,232
Majestic Wine PLC		174	617	312	1,106	456	1,617	942	3,340
Tesco PLC		14,968	91,217	27,601	168,205	48,659	296,535	91,228	555,957
WM Morrison Supermarkets PLC		4,326	19,418	7,537	33,831	16,642	74,701	28,505	127,950
									769,479
Food Products	0.4
Cadbury PLC		818	7,689			799	7,511	1,617	15,200

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Cranswick PLC		775	7,673	1,646	16,296	1,840	18,216	4,261	42,185
Dairy Crest Group PLC		156	777	624	3,107	1,993	9,923	2,773	13,807
Greggs PLC		780	5,171	1,447	9,592	2,327	15,426	4,554	30,189
Northern Foods PLC		1,946	2,023	3,319	3,449	4,390	4,563	9,655	10,035
Robert Wiseman Dairies PLC		478	3,229	843	5,695	1,213	8,195	2,534	17,119
Unilever PLC		2,052	56,136	3,739	102,288	8,936	244,462	14,727	402,886
									531,421
Health Care Equipment & Supplies	0.1
Smith & Nephew PLC		1,383	11,723	2,588	21,937	4,195	35,558	8,166	69,218
									69,218
Hotels, Restaurants & Leisure	0.5
Carnival PLC		1,216	37,136	2,538	77,509	4,959	151,445	8,713	266,090
Compass Group PLC		3,794	20,061	6,747	35,676	12,778	67,566	23,319	123,303
Enterprise Inns PLC		327	879	558	1,500	796	2,140	1,681	4,519
Fuller Smith & Turner		760	6,091					760	6,091
Greene King PLC		171	1,328	453	3,518	902	7,005	1,526	11,851
Holidaybreak PLC		107	500	135	630	2,680	12,516	2,922	13,646
Intercontinental Hotels Group PLC		453	5,614	768	9,518	1,695	21,007	2,916	36,139
J.D. Wetherspoon PLC		797	6,122	741	5,692	1,528	11,736	3,066	23,550
Ladbrokes PLC		1,116	3,525	1,917	6,055	4,048	12,786	7,081	22,366
Marston’s PLC		1,575	2,739	2,709	4,711	3,798	6,605	8,082	14,055
Restaurant Group PLC		893	2,770	1,616	5,013	2,007	6,226	4,516	14,009
Thomas Cook Group PLC		747	2,799	1,305	4,890	2,745	10,286	4,797	17,975
TUI Travel PLC		50	195	357	1,392			407	1,587
William Hill PLC		2,215	6,652	3,640	10,931	8,682	26,072	14,537	43,655
									598,836
Household Durables	0.0
Aga Rangemaster Group PLC		529	1,270	907	2,178	1,315	3,159	2,751	6,607
Barratt Developments PLC		473	1,882	839	3,338	1,384	5,506	2,696	10,726
Taylor Wimpey PLC		3,017	2,551	5,209	4,405	9,324	7,884	17,550	14,840
									32,173
Household Products	0.3
Mcbride PLC				635	1,497			635	1,497
Reckitt Benckiser Group PLC		1,057	48,929	1,848	85,544	4,165	192,798	7,070	327,271
									328,768
Independent Power Producers & Energy Traders	0.1
Drax Group PLC		634	4,933	2,627	20,438	4,852	37,748	8,113	63,119
International Power PLC		2,510	11,461	6,228	28,438	10,272	46,904	19,010	86,803
									149,922
Industrial Conglomerates	0.0
Tomkins PLC		1,644	4,746	2,844	8,211	5,767	16,650	10,255	29,607
									29,607
Insurance	0.9
Admiral Group PLC		967	16,781	1,939	33,649	1,485	25,770	4,391	76,200
Aviva PLC		4,826	31,640	7,080	46,417	13,030	85,426	24,936	163,483
Beazley PLC				2,898	5,295			2,898	5,295
Chesnara PLC		734	2,028	1,576	4,353	1,947	5,378	4,257	11,759
Friends Provident Group PLC		8,224	11,401	6,099	8,455	16,026	22,217	30,349	42,073
Legal & General Group PLC		16,034	19,964	30,674	38,192	53,057	66,061	99,765	124,217
Novae Group PLC		315	1,722	661	3,613	925	5,056	1,901	10,391
Old Mutual PLC		10,487	15,919	19,790	30,041	35,835	54,397	66,112	100,357
Prudential PLC		5,985	51,830	11,686	101,202	21,379	185,143	39,050	338,175

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
RSA Insurance Group PLC		13,413	28,371	22,489	47,569	36,745	77,724	72,647	153,664
Standard Life PLC		4,796	15,241	9,073	28,833	14,572	46,309	28,441	90,383
									1,115,997
Internet & Catalog Retail	0.1
Findel PLC		4,370	3,427	3,553	2,787	6,004	4,709	13,927	10,923
Home Retail Group PLC		1,598	8,065	2,764	13,950	6,001	30,287	10,363	52,302
N Brown Group PLC		25	90	215	770	1,240	4,443	1,480	5,303
									68,528
IT Services	0.0
Anite PLC		2,151	1,300	3,945	2,385	3,528	2,133	9,624	5,818
Computacenter PLC		811	3,519	1,461	6,339	2,348	10,188	4,620	20,046
									25,864
Machinery	0.1
IMI PLC		151	1,096	66	479	417	3,028	634	4,603
Invensys PLC		2,958	13,115	5,461	24,213	9,119	40,431	17,538	77,759
									82,362
Media	0.3
British Sky Broadcasting Group PLC		1,671	14,786	3,544	31,360	4,752	42,049	9,967	88,195
Daily Mail & General Trust PLC Class A		480	3,030	824	5,202	1,838	11,602	3,142	19,834
Euromoney Institutional Investor PLC				364	1,597			364	1,597
ITV PLC		48	38	4,046	3,192	1,054	832	5,148	4,062
Reed Elsevier PLC		3,532	25,580	6,154	44,568	11,320	81,981	21,006	152,129
Thomson Reuters PLC		757	23,777	555	17,432	1,172	36,812	2,484	78,021
WPP PLC				274	2,293	673	5,631	947	7,924
Yell Group PLC		179	133	117	87			296	220
									351,982
Metals & Mining	2.3
Anglo American PLC		2,237	72,801	4,955	161,255	8,689	282,774	15,881	516,830
Antofagasta PLC		2,271	28,086	3,385	41,863	6,321	78,173	11,977	148,122
BHP Billiton PLC		5,406	140,976	9,818	256,030	17,497	456,280	32,721	853,286
Delta PLC		1,562	4,052	2,778	7,208	8,681	22,523	13,021	33,783
Eurasian Natural Resources Corp.		1,103	15,397	2,036	28,421	2,402	33,530	5,541	77,348
Ferrexpo PLC		179	452	320	808			499	1,260
Kazakhmys PLC		307	4,878	524	8,325	1,208	19,193	2,039	32,396
Lonmin PLC		540	12,742	963	22,724	2,161	50,994	3,664	86,460
Rio Tinto PLC		3,386	131,318	6,033	233,976	10,732	416,215	20,151	781,509
Vedanta Resources PLC		213	6,159			441	12,752	654	18,911
Xstrata PLC		3,869	51,390	7,457	99,047	14,192	188,504	25,518	338,941
									2,888,846
Multiline Retail	0.3
Debenhams PLC		974	1,256	794	1,024	4,484	5,780	6,252	8,060
Marks & Spencer Group PLC		4,137	22,783	6,982	38,451	12,451	68,570	23,570	129,804
Mothercare PLC						918	8,477	918	8,477
Next PLC		1,865	49,526	3,451	91,643	5,512	146,374	10,828	287,543
									433,884
Multi-Utilities	1.3
Centrica PLC		8,757	35,829	16,390	67,059	28,912	118,293	54,059	221,181
National Grid PLC		23,873	229,449	43,172	414,936	80,119	770,042	147,164	1,414,427
United Utilities Group PLC		2,000	14,695	2,862	21,028	5,555	40,814	10,417	76,537
									1,712,145
Oil, Gas & Consumable Fuels	4.4
Anglo Pacific Group PLC		1,011	3,050	378	1,141	2,378	7,175	3,767	11,366

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
BG Group PLC		4,706	77,300	8,976	147,438	15,821	259,872	29,503	484,610
BP PLC		45,962	394,369	82,337	706,479	147,833	1,268,458	276,132	2,369,306
JKX Oil & Gas PLC		12	48	799	3,168			811	3,216
Melrose Resources PLC		95	525	683	3,774	223	1,232	1,001	5,531
Royal Dutch Shell PLC A Shares		10,255	283,959	15,102	418,172	29,673	821,640	55,030	1,523,771
Royal Dutch Shell PLC B Shares		7,778	210,093	14,621	394,930	23,619	637,977	46,018	1,243,000
									5,640,800
Paper & Forest Products	0.0
Mondi PLC		121	576	793	3,775	26	124	940	4,475
									4,475
Pharmaceuticals	2.3
AstraZeneca PLC		4,340	201,625	7,337	340,858	13,506	627,454	25,183	1,169,937
GlaxoSmithKline PLC		10,976	214,581	22,349	436,923	36,592	715,372	69,917	1,366,876
Shire PLC		4,296	71,170	6,490	107,517	12,229	202,593	23,015	381,280
									2,918,093
Professional Services	0.2
Experian PLC		5,264	44,102	9,919	83,101	16,221	135,899	31,404	263,102
Hays PLC		193	325	336	566			529	891
Hogg Robinson Group PLC				2,158	972			2,158	972
ITE Group PLC		593	921	886	1,376	704	1,093	2,183	3,390
Robert Walters PLC		212	515	265	645	1	2	478	1,162
Sthree PLC		600	2,362	2,078	8,179	2,575	10,136	5,253	20,677
									290,194
Real Estate Investment Trusts	0.1
British Land Co. PLC		1,968	15,456	3,385	26,585	6,788	53,311	12,141	95,352
Hammerson PLC		1,199	7,849	1,652	10,814	2,385	15,613	5,236	34,276
Liberty International PLC		227	1,923	938	7,946	772	6,540	1,937	16,409
Segro PLC		409	2,380	1,378	8,019	2,147	12,494	3,934	22,893
Workspace Group PLC		6,699	2,364	11,574	4,085	20,313	7,169	38,586	13,618
									182,548
Real Estate Management & Development	0.0
CLS Holdings PLC		549	3,982	1,430	10,370			1,979	14,352
Quintain Estates & Development PLC		635	1,840	954	2,765	1,798	5,210	3,387	9,815
									24,167
Road & Rail	0.1
Firstgroup PLC		797	4,901	1,380	8,486	3,028	18,620	5,205	32,007
Go-Ahead Group PLC		400	8,800	713	15,687	727	15,995	1,840	40,482
Stagecoach Group PLC		572	1,251	1,118	2,444	1,221	2,669	2,911	6,364
									78,853
Software	0.2
Autonomy Corp. PLC		379	8,003	657	13,872	1,388	29,307	2,424	51,182
Fidessa Group PLC		1,093	20,289	1,532	28,438	2,477	45,980	5,102	94,707
The Sage Group PLC		2,465	8,824	5,601	20,050	8,956	32,060	17,022	60,934
									206,823
Specialty Retail	0.2
Carphone Warehouse Group PLC		989	2,946	1,612	4,802	3,337	9,940	5,938	17,688
Dunelm Group PLC		684	3,240	1,306	6,187	2,174	10,299	4,164	19,726
Galiform PLC		1,440	1,451	2,261	2,278	3,763	3,791	7,464	7,520
Halfords Group PLC		985	5,400	1,625	8,908	5,378	29,483	7,988	43,791
JD Sports Fashion PLC		875	7,305					875	7,305
Kingfisher PLC		7,948	27,261	14,281	48,983	25,426	87,210	47,655	163,454
Sports Direct International PLC		1,223	1,707	1,953	2,726	5,335	7,446	8,511	11,879

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Topps Tiles PLC		1,248	1,846	1,558	2,305	4,714	6,974	7,520	11,125
WH Smith PLC		578	4,137	992	7,099	1,923	13,762	3,493	24,998
									307,486
Textiles, Apparel & Luxury Goods	0.0
Burberry Group PLC		815	6,390	1,417	11,111	2,790	21,876	5,022	39,377
									39,377
Thrifts & Mortgage Finance	0.0
Paragon Group of Cos. PLC		1,196	2,679	1,862	4,171	1,532	3,432	4,590	10,282
									10,282
Tobacco	0.4
British American Tobacco PLC		2,253	68,536	5,624	171,081	7,055	214,612	14,932	454,229
									454,229
Trading Companies & Distributors	0.1
Ashtead Group PLC		1,791	2,368	2,084	2,755	6,133	8,109	10,008	13,232
BSS Group PLC		100	513	123	631	301	1,543	524	2,687
Lavendon Group PLC		297	821	488	1,350	679	1,878	1,464	4,049
Speedy Hire PLC		587	360	879	539	2,375	1,457	3,841	2,356
Wolseley PLC		449	10,519	769	18,016	853	19,983	2,071	48,518
									70,842
Water Utilities	0.0
Northumbrian Water Group PLC		1,250	4,807	2,479	9,533	4,859	18,685	8,588	33,025
Pennon Group PLC				512	3,833			512	3,833
Severn Trent PLC		107	1,700					107	1,700
									38,558
Wireless Telecommunication Services	1.1
Vodafone Group PLC		106,548	230,813	189,288	410,051	343,980	745,157	639,816	1,386,021
									1,386,021
TOTAL UNITED KINGDOM									27,378,459
TOTAL COMMON STOCKS (Cost $118,458,245)									135,759,314
PREFERRED STOCKS	0.2
Germany	0.2
Automobiles	0.1
Porsche Automobil Holding SE		252	18,623	504	37,247	1,030	76,119	1,786	131,989
									131,989
Chemicals	0.1
Fuchs Petrolub AG		188	13,090	317	22,071	572	39,826	1,077	74,987
									74,987
Household Products	0.0
Henkel AG & Co. KGaA		115	4,550					115	4,550
									4,550
Media	0.0
ProSiebenSat.1 Media AG		249	2,306	438	4,057	824	7,632	1,511	13,995
									13,995
Textiles, Apparel & Luxury Goods	0.0
Hugo Boss AG		13	418	344	11,062	330	10,612	687	22,092
									22,092
TOTAL GERMANY									247,613
TOTAL PREFERRED STOCKS (Cost $204,040)									247,613
TOTAL LONG POSITIONS (Cost $118,662,285)									136,006,927

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
WARRANTS	0.0
Italy	0.0
Commercial Banks	0.0
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11		13	1	10	1	1,473	146	1,496	148
									148
TOTAL ITALY									148
TOTAL WARRANTS (Cost $0)									148
SHORT-TERM INVESTMENTS	2.3
State Street Navigator Prime Portfolio		60,679	60,679	85,519	85,519	9,462	9,462	155,660	155,660

		Par		Par		Par		Par
		(000)		(000)		(000)		(000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 09/01/09		$1,087	1,087,000	$771	771,000	$938	938,000	$2,796	2,796,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,951,660)									2,951,660
TOTAL INVESTMENTS AT VALUE (Cost $121,613,945)	109.0		23,712,977		41,420,597		73,825,161		138,958,735

TOTAL SECURITIES SOLD SHORT (Proceeds $-9,073,452)	(7.7)		(1,581,163)		(3,075,436)		(5,185,934)		(9,842,533)
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)		(1,008,271)		(362,868)		(242,353)		(1,613,492)
NET ASSETS	100.0		21,123,543		37,982,293		68,396,874		127,502,710

		Shares		Shares		Shares		Shares
SHORT STOCK POSITIONS	(7.7)
COMMON STOCKS	(7.6)
Austria	(0.2)
Electric Utilities	(0.0)
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A		(55)	(2,796)			(234)	(11,895)	(289)	(14,691)
									(14,691)
Insurance	(0.2)
Vienna Insurance Group		(602)	(31,358)	(993)	(51,725)	(1,778)	(92,615)	(3,373)	(175,698)
									(175,698)
TOTAL AUSTRIA									(190,389)
Belgium	(0.3)
Chemicals	(0.1)
Umicore		(880)	(23,905)	(1,240)	(33,685)	(2,233)	(60,660)	(4,353)	(118,250)
									(118,250)
Diversified Financial Services	(0.0)
Nationale A Portefeuille		(272)	(14,159)	(465)	(24,206)	(840)	(43,727)	(1,577)	(82,092)
									(82,092)
Food & Staples Retailing	(0.2)
Colruyt SA		(201)	(46,197)	(273)	(62,744)	(541)	(124,340)	(1,015)	(233,281)
									(233,281)
TOTAL BELGIUM									(433,623)
Bermuda	(0.1)
Energy Equipment & Services	(0.1)
Seadrill, Ltd.		(1,700)	(30,473)	(3,299)	(59,135)	(5,000)	(89,626)	(9,999)	(179,234)
									(179,234)
TOTAL BERMUDA									(179,234)
Denmark	(0.2)
Chemicals	(0.1)
Novozymes AS B Shares		(289)	(24,838)	(446)	(38,332)	(875)	(75,202)	(1,610)	(138,372)
									(138,372)
Commercial Banks	(0.0)
Danske Bank AS		(245)	(6,575)	(162)	(4,347)	(419)	(11,244)	(826)	(22,166)
									(22,166)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Insurance	(0.1)
Topdanmark AS		(149)	(20,326)	(228)	(31,103)	(433)	(59,068)	(810)	(110,497)
									(110,497)
TOTAL DENMARK									(271,035)
Finland	(0.1)
Auto Components	(0.0)
Nokian Renkaat Oyj		(221)	(4,986)	(219)	(4,941)	(447)	(10,085)	(887)	(20,012)
									(20,012)
Metals & Mining	(0.1)
Outokumpu Oyj		(509)	(10,799)	(676)	(14,342)	(1,382)	(29,319)	(2,567)	(54,460)
Rautaruukki Oyj		(168)	(3,937)	(575)	(13,476)	(818)	(19,171)	(1,561)	(36,584)
									(91,044)
Paper & Forest Products	(0.0)
UPM-Kymmene Oyj		(548)	(6,606)	(502)	(6,051)	(1,022)	(12,320)	(2,072)	(24,977)
									(24,977)
TOTAL FINLAND									(136,033)
France	(0.9)
Aerospace & Defense	(0.1)
Safran SA		(944)	(17,396)	(1,852)	(34,129)	(3,488)	(64,277)	(6,284)	(115,802)
									(115,802)
Building Products	(0.1)
Cie de Saint-Gobain		(233)	(10,537)	(1,060)	(47,939)	(1,747)	(79,008)	(3,040)	(137,484)
									(137,484)
Electric Utilities	(0.3)
EDF SA		(1,089)	(57,236)	(1,839)	(96,655)	(3,145)	(165,297)	(6,073)	(319,188)
									(319,188)
Energy Equipment & Services	(0.0)
Cie Generale de Geophysique-Veritas		(393)	(8,461)	(506)	(10,893)	(901)	(19,397)	(1,800)	(38,751)
									(38,751)
Food & Staples Retailing	(0.1)
Carrefour SA		(427)	(20,185)	(1,009)	(47,699)	(1,505)	(71,146)	(2,941)	(139,030)
Casino Guichard Perrachon SA		(26)	(1,975)	(34)	(2,582)	(139)	(10,558)	(199)	(15,115)
									(154,145)
Media	(0.0)
Eutelsat Communications		(232)	(6,219)			(499)	(13,376)	(731)	(19,595)
									(19,595)
Real Estate Investment Trusts	(0.3)
Klepierre		(813)	(30,673)	(1,098)	(41,425)	(3,324)	(125,407)	(5,235)	(197,505)
Unibail-Rodamco SE		(134)	(26,589)	(178)	(35,320)	(393)	(77,981)	(705)	(139,890)
									(337,395)
TOTAL FRANCE									(1,122,360)
Germany	(0.8)
Air Freight & Logistics	(0.0)
Deutsche Post AG				(260)	(4,500)			(260)	(4,500)
									(4,500)
Airlines	(0.0)
Deutsche Lufthansa AG				(719)	(11,580)			(719)	(11,580)
									(11,580)
Chemicals	(0.1)
Linde AG		(242)	(24,381)	(239)	(24,079)	(528)	(53,195)	(1,009)	(101,655)
									(101,655)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Commercial Banks	(0.2)
Deutsche Postbank AG		(865)	(30,760)	(1,769)	(62,907)	(2,542)	(90,395)	(5,176)	(184,062)
									(184,062)
Health Care Equipment & Supplies	(0.1)
Fresenius SE		(603)	(30,576)	(891)	(45,180)	(1,538)	(77,987)	(3,032)	(153,743)
									(153,743)
Health Care Providers & Services	(0.2)
Fresenius Medical Care AG & Co. KGaA		(798)	(35,843)	(1,557)	(69,933)	(2,180)	(97,915)	(4,535)	(203,691)
									(203,691)
Household Products	(0.1)
Henkel AG & Co. KGaA		(927)	(31,046)	(1,377)	(46,117)	(2,846)	(95,316)	(5,150)	(172,479)
									(172,479)
Internet Software & Services	(0.1)
United Internet AG		(1,190)	(16,884)	(1,903)	(27,000)	(3,395)	(48,169)	(6,488)	(92,053)
									(92,053)
Transportation Infrastructure	(0.0)
Fraport AG Frankfurt Airport Services Worldwide		(163)	(8,260)	(321)	(16,266)	(502)	(25,438)	(986)	(49,964)
									(49,964)
TOTAL GERMANY									(973,727)
India	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Cairn Energy PLC		(374)	(15,173)	(752)	(30,508)	(1,025)	(41,584)	(2,151)	(87,265)
									(87,265)
TOTAL INDIA									(87,265)
Italy	(0.2)
Aerospace & Defense	(0.1)
Finmeccanica SpA		(1,189)	(19,048)	(2,799)	(44,839)	(4,400)	(70,487)	(8,388)	(134,374)
									(134,374)
Hotels, Restaurants & Leisure	(0.1)
Lottomatica SpA		(980)	(22,114)	(1,601)	(36,128)	(3,009)	(67,901)	(5,590)	(126,143)
									(126,143)
Insurance	(0.0)
Unipol Gruppo Finanziario SpA				(1,788)	(2,383)			(1,788)	(2,383)
									(2,383)
Oil, Gas & Consumable Fuels	(0.0)
Saras SpA		(199)	(691)					(199)	(691)
									(691)
TOTAL ITALY									(263,591)
Japan	(1.6)
Auto Components	(0.0)
NGK Spark Plug Co., Ltd.				(1,000)	(12,615)	(1,000)	(12,615)	(2,000)	(25,230)
									(25,230)
Automobiles	(0.0)
Yamaha Motor Co., Ltd.		(236)	(2,792)	(435)	(5,146)	(1,868)	(22,099)	(2,539)	(30,037)
									(30,037)
Beverages	(0.1)
Coca-Cola West Co., Ltd.		(700)	(13,634)	(1,600)	(31,164)	(1,200)	(23,373)	(3,500)	(68,171)
									(68,171)
Building Products	(0.0)
Nippon Sheet Glass Co., Ltd.						(909)	(3,187)	(909)	(3,187)
TOTO, Ltd.		(1,000)	(6,970)	(1,000)	(6,970)	(5,000)	(34,849)	(7,000)	(48,789)
									(51,976)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Capital Markets	(0.1)
Jafco Co., Ltd.		(300)	(10,133)	(600)	(20,267)	(1,000)	(33,778)	(1,900)	(64,178)
									(64,178)
Chemicals	(0.0)
JSR Corp.				(300)	(5,291)			(300)	(5,291)
Mitsui Chemicals, Inc.		(1,000)	(3,784)	(2,000)	(7,568)			(3,000)	(11,352)
									(16,643)
Commercial Banks	(0.1)
Aozora Bank, Ltd.				(1,000)	(1,488)			(1,000)	(1,488)
Mizuho Trust & Banking Co., Ltd.		(1,000)	(1,293)	(3,000)	(3,880)	(5,000)	(6,466)	(9,000)	(11,639)
Suruga Bank, Ltd.				(2,000)	(19,651)	(1,000)	(9,825)	(3,000)	(29,476)
The Chugoku Bank, Ltd.				(1,000)	(13,517)			(1,000)	(13,517)
The Joyo Bank, Ltd.				(2,000)	(10,263)			(2,000)	(10,263)
The Shizuoka Bank, Ltd				(1,000)	(10,450)			(1,000)	(10,450)
									(76,833)
Construction & Engineering	(0.0)
Kinden Corp.				(1,079)	(9,703)			(1,079)	(9,703)
Shimizu Corp.		(1,000)	(4,133)	(2,000)	(8,265)			(3,000)	(12,398)
									(22,101)
Containers & Packaging	(0.0)
Toyo Seikan Kaisha, Ltd.				(5)	(104)			(5)	(104)
									(104)
Distributors	(0.0)
Canon Marketing Japan, Inc.				(600)	(10,121)			(600)	(10,121)
									(10,121)
Diversified Financial Services	(0.0)
Mitsubishi UFJ Lease & Finance Co., Ltd.		(308)	(9,791)	(485)	(15,417)	(1,188)	(37,764)	(1,981)	(62,972)
									(62,972)
Electric Utilities	(0.3)
Hokkaido Electric Power Co., Inc.		(600)	(12,403)	(2,700)	(55,814)	(4,700)	(97,158)	(8,000)	(165,375)
Shikoku Electric Power Co., Inc.		(300)	(9,308)	(1,600)	(49,643)	(2,800)	(86,875)	(4,700)	(145,826)
The Chugoku Electric Power Co. Inc				(600)	(13,223)			(600)	(13,223)
									(324,424)
Electronic Equipment, Instruments & Components	(0.1)
Hitachi High-Technologies Corp.		(700)	(14,100)	(1,200)	(24,171)	(2,500)	(50,357)	(4,400)	(88,628)
Yokogawa Electric Corp.						(519)	(4,471)	(519)	(4,471)
									(93,099)
Food Products	(0.1)
Kikkoman Corp.				(1,000)	(12,400)			(1,000)	(12,400)
NISSIN FOODS HOLDINGS Co., Ltd.				(96)	(3,172)			(96)	(3,172)
Yakult Honsha Co., Ltd.		(200)	(4,960)	(700)	(17,361)	(1,190)	(29,514)	(2,090)	(51,835)
									(67,407)
Health Care Providers & Services	(0.1)
Alfresa Holdings Corp.		(100)	(4,539)	(300)	(13,616)			(400)	(18,155)
Mediceo Paltac Holdings Co., Ltd.		(190)	(2,723)	(1,393)	(19,967)	(786)	(11,267)	(2,369)	(33,957)
Suzuken Co., Ltd.		(197)	(6,516)	(497)	(16,438)	(495)	(16,372)	(1,189)	(39,326)
									(91,438)
Insurance	(0.0)
T&D Holdings, Inc.				(15)	(451)	(18)	(541)	(33)	(992)
									(992)
IT Services	(0.0)
Nomura Research Institute, Ltd.		(100)	(2,389)	(200)	(4,777)			(300)	(7,166)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Otsuka Corp.						(200)	(12,136)	(200)	(12,136)
									(19,302)
Leisure Equipment & Products	(0.1)
Shimano, Inc.		(200)	(8,575)	(302)	(12,949)	(1,052)	(45,105)	(1,554)	(66,629)
Yamaha Corp.		(800)	(10,290)	(1,700)	(21,865)	(2,000)	(25,724)	(4,500)	(57,879)
									(124,508)
Machinery	(0.1)
Hino Motors, Ltd.				(2,000)	(8,302)			(2,000)	(8,302)
JTEKT Corp.						(508)	(6,547)	(508)	(6,547)
Kurita Water Industries, Ltd.						(200)	(6,684)	(200)	(6,684)
NGK Insulators, Ltd.						(84)	(1,960)	(84)	(1,960)
NSK, Ltd.		(1,096)	(7,183)	(2,114)	(13,854)	(4,210)	(27,591)	(7,420)	(48,628)
THK Co., Ltd.		(218)	(4,093)	(363)	(6,816)	(1,430)	(26,849)	(2,011)	(37,758)
									(109,879)
Marine	(0.0)
Kawasaki Kisen Kaisha, Ltd.						(1,000)	(4,397)	(1,000)	(4,397)
									(4,397)
Media	(0.0)
Hakuhodo DY Holdings, Inc.				(29)	(1,616)			(29)	(1,616)
Toho Co., Ltd.				(600)	(10,064)			(600)	(10,064)
									(11,680)
Metals & Mining	(0.0)
Mitsui Mining & Smelting Co., Ltd.		(1,000)	(2,862)	(2,000)	(5,725)	(3,968)	(11,359)	(6,968)	(19,946)
Nisshin Steel Co., Ltd.		(1,000)	(2,035)	(3,000)	(6,104)	(5,000)	(10,173)	(9,000)	(18,312)
									(38,258)
Multiline Retail	(0.0)
Marui Group Co., Ltd.				(1,200)	(8,327)			(1,200)	(8,327)
									(8,327)
Oil, Gas & Consumable Fuels	(0.1)
Japan Petroleum Exploration Co.		(300)	(15,695)	(500)	(26,159)	(1,400)	(73,246)	(2,200)	(115,100)
Showa Shell Sekiyu KK		(800)	(8,371)	(2,800)	(29,299)	(3,500)	(36,623)	(7,100)	(74,293)
TonenGeneral Sekiyu KK						(175)	(1,678)	(175)	(1,678)
									(191,071)
Paper & Forest Products	(0.0)
OJI Paper Co., Ltd.				(966)	(4,566)			(966)	(4,566)
									(4,566)
Pharmaceuticals	(0.1)
Shionogi & Co., Ltd.		(986)	(24,180)	(1,000)	(24,523)	(1,980)	(48,556)	(3,966)	(97,259)
Tsumura & Co.				(100)	(3,556)	(400)	(14,224)	(500)	(17,780)
									(115,039)
Real Estate Management & Development	(0.1)
Aeon Mall Co., Ltd.		(400)	(9,446)	(704)	(16,625)	(1,764)	(41,657)	(2,868)	(67,728)
NTT Urban Development Corp.		(1)	(990)	(4)	(3,960)	(14)	(13,859)	(19)	(18,809)
									(86,537)
Road & Rail	(0.0)
Keihin Electric Express Railway Co., Ltd.				(983)	(8,169)			(983)	(8,169)
Kintetsu Corp.		(930)	(4,040)					(930)	(4,040)
Odakyu Electric Railway Co., Ltd.				(1,000)	(9,003)			(1,000)	(9,003)
									(21,212)
Semiconductors & Semiconductor Equipment	(0.0)
Sumco Corp.						(200)	(4,091)	(200)	(4,091)
									(4,091)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Software	(0.0)
Square Enix Co., Ltd.				(400)	(10,322)	(300)	(7,742)	(700)	(18,064)
Trend Micro, Inc.						(500)	(19,685)	(500)	(19,685)
									(37,749)
Specialty Retail	(0.1)
ABC-Mart, Inc.		(500)	(14,554)	(700)	(20,375)	(1,800)	(52,394)	(3,000)	(87,323)
Nitori Co., Ltd.		(48)	(3,719)	(99)	(7,671)	(397)	(30,763)	(544)	(42,153)
USS Co., Ltd.				(16)	(1,011)			(16)	(1,011)
									(130,487)
Textiles, Apparel & Luxury Goods	(0.0)
Asics Corp.		(15)	(148)			(1,036)	(10,209)	(1,051)	(10,357)
									(10,357)
Trading Companies & Distributors	(0.1)
Toyota Tsusho Corp.		(700)	(11,377)	(1,800)	(29,256)	(4,300)	(69,890)	(6,800)	(110,523)
									(110,523)
Transportation Infrastructure	(0.0)
Mitsubishi Logistics Corp.		(1,000)	(13,165)	(1,000)	(13,165)	(1,000)	(13,165)	(3,000)	(39,495)
									(39,495)
TOTAL JAPAN									(2,073,204)
Netherlands	(0.9)
Beverages	(0.0)
Heineken NV		(98)	(4,150)			(598)	(25,322)	(696)	(29,472)
									(29,472)
Construction & Engineering	(0.1)
Koninklijke Boskalis Westminster NV		(710)	(22,399)	(1,252)	(39,498)	(2,073)	(65,399)	(4,035)	(127,296)
									(127,296)
Media	(0.2)
Wolters Kluwer NV		(1,700)	(33,769)	(3,280)	(65,155)	(5,000)	(99,321)	(9,980)	(198,245)
									(198,245)
Professional Services	(0.2)
Randstad Holding NV		(953)	(39,526)	(1,517)	(62,918)	(2,927)	(121,398)	(5,397)	(223,842)
									(223,842)
Real Estate Investment Trusts	(0.4)
Corio NV		(1,372)	(84,115)	(2,310)	(141,622)	(4,389)	(269,083)	(8,071)	(494,820)
									(494,820)
Semiconductors & Semiconductor Equipment	(0.0)
STMicroelectronics NV		(765)	(6,655)	(2,632)	(22,897)			(3,397)	(29,552)
									(29,552)
TOTAL NETHERLANDS									(1,103,227)
Norway	(0.1)
Chemicals	(0.0)
Yara International ASA		(12)	(328)					(12)	(328)
									(328)
Industrial Conglomerates	(0.1)
Orkla ASA		(1,700)	(13,693)	(3,110)	(25,051)	(4,399)	(35,434)	(9,209)	(74,178)
									(74,178)
Metals & Mining	(0.0)
Norsk Hydro ASA		(1,699)	(10,231)	(2,799)	(16,854)	(4,399)	(26,488)	(8,897)	(53,573)
									(53,573)
TOTAL NORWAY									(128,079)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Spain	(0.2)
Biotechnology	(0.1)
Grifols SA		(1,189)	(20,982)	(2,799)	(49,392)	(4,399)	(77,626)	(8,387)	(148,000)
									(148,000)
Transportation Infrastructure	(0.1)
Abertis Infraestructuras SA		(911)	(19,883)	(1,487)	(32,455)	(2,724)	(59,454)	(5,122)	(111,792)
									(111,792)
TOTAL SPAIN									(259,792)
Sweden	(0.3)
Construction & Engineering	(0.0)
Skanska AB B Shares		(178)	(2,591)	(234)	(3,406)	(48)	(699)	(460)	(6,696)
									(6,696)
Diversified Financial Services	(0.1)
Investor AB B Shares		(1,189)	(22,228)	(2,800)	(52,344)	(4,399)	(82,236)	(8,388)	(156,808)
									(156,808)
Diversified Telecommunication Services	(0.0)
Tele2 AB B Shares				(917)	(12,802)			(917)	(12,802)
									(12,802)
Health Care Equipment & Supplies	(0.1)
Getinge AB B Shares		(588)	(10,133)	(895)	(15,424)	(2,196)	(37,845)	(3,679)	(63,402)
									(63,402)
Machinery	(0.1)
Atlas Copco AB A Shares		(1,190)	(15,066)	(1,580)	(20,004)	(3,685)	(46,654)	(6,455)	(81,724)
Sandvik AB		(1,699)	(17,217)	(3,300)	(33,442)	(4,400)	(44,589)	(9,399)	(95,248)
									(176,972)
Tobacco	(0.0)
Swedish Match AB				(1,122)	(21,715)			(1,122)	(21,715)
									(21,715)
TOTAL SWEDEN									(438,395)
Switzerland	(0.7)
Chemicals	(0.2)
Givaudan SA		(59)	(42,529)	(85)	(61,272)	(176)	(126,869)	(320)	(230,670)
									(230,670)
Computers & Peripherals	(0.1)
Logitech International SA		(1,189)	(22,046)	(2,317)	(42,961)	(4,399)	(81,564)	(7,905)	(146,571)
									(146,571)
Diversified Financial Services	(0.1)
Pargesa Holding SA BR		(241)	(19,223)	(341)	(27,199)	(743)	(59,264)	(1,325)	(105,686)
									(105,686)
Electric Utilities	(0.2)
BKW FMB Energie AG		(486)	(38,459)	(798)	(63,148)	(1,537)	(121,628)	(2,821)	(223,235)
									(223,235)
Health Care Equipment & Supplies	(0.0)
Synthes, Inc.						(209)	(24,534)	(209)	(24,534)
									(24,534)
Machinery	(0.1)
Schindler Holding AG		(337)	(22,342)	(996)	(66,032)	(1,041)	(69,015)	(2,374)	(157,389)
									(157,389)
TOTAL SWITZERLAND									(888,085)
United Kingdom	(0.9)
Commercial Services & Supplies	(0.0)
G4S PLC		(1,189)	(4,303)	(1,251)	(4,527)	(879)	(3,181)	(3,319)	(12,011)
									(12,011)

		Credit Suisse Trust		Credit Suisse Trust		Credit Suisse Trust
		International Equity		International Equity		International Equity		Pro Forma
	% Net	Flex I Portfolio		Flex II Portfolio		Flex III Portfolio		Combined
	Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Electric Utilities	(0.1)
Scottish & Southern Energy PLC		(1,699)	(30,876)	(3,299)	(59,953)	(4,999)	(90,848)	(9,997)	(181,677)
									(181,677)
Energy Equipment & Services	(0.0)
AMEC PLC		(122)	(1,491)	(458)	(5,597)	(780)	(9,531)	(1,360)	(16,619)
									(16,619)
Food Products	(0.0)
Associated British Foods PLC				(182)	(2,363)			(182)	(2,363)
Cadbury PLC				(338)	(3,177)			(338)	(3,177)
									(5,540)
Hotels, Restaurants & Leisure	(0.1)
Whitbread PLC		(1,512)	(25,675)	(2,328)	(39,531)	(4,610)	(78,281)	(8,450)	(143,487)
									(143,487)
Household Durables	(0.1)
Berkeley Group Holdings PLC		(1,071)	(16,449)	(1,679)	(25,787)	(3,268)	(50,191)	(6,018)	(92,427)
									(92,427)
Industrial Conglomerates	(0.1)
Smiths Group PLC		(1,207)	(15,676)	(2,280)	(29,612)	(4,707)	(61,134)	(8,194)	(106,422)
									(106,422)
Oil, Gas & Consumable Fuels	(0.1)
Tullow Oil PLC		(1,699)	(29,620)	(2,799)	(48,798)	(4,399)	(76,692)	(8,897)	(155,110)
									(155,110)
Professional Services	(0.1)
The Capita Group PLC		(1,699)	(18,797)	(3,299)	(36,498)	(4,399)	(48,668)	(9,397)	(103,963)
									(103,963)
Tobacco	(0.2)
Imperial Tobacco Group PLC		(1,699)	(47,708)	(2,315)	(65,006)	(4,625)	(129,871)	(8,639)	(242,585)
									(242,585)
Trading Companies & Distributors	(0.1)
Bunzl PLC		(1,189)	(11,334)	(2,437)	(23,230)	(4,043)	(38,539)	(7,669)	(73,103)
									(73,103)
Water Utilities	(0.0)
Severn Trent PLC				(496)	(7,881)	(164)	(2,606)	(660)	(10,487)
									(10,487)
TOTAL UNITED KINGDOM									(1,143,431)
TOTAL COMMON STOCKS (Proceeds $-8,935,319)									(9,691,470)
PREFERRED STOCKS	(0.1)
Germany	(0.1)
Health Care Equipment & Supplies	(0.1)
Fresenius SE		(362)	(20,476)	(534)	(30,204)	(1,197)	(67,705)	(2,093)	(118,385)
									(118,385)
Household Products	(0.0)
Henkel AG & Co. KGaA				(236)	(9,337)	(590)	(23,341)	(826)	(32,678)
									(32,678)
TOTAL GERMANY									(151,063)
TOTAL PREFERRED STOCKS (Proceeds $-138,133)									(151,063)
TOTAL SECURITIES SOLD SHORT (Proceeds $-9,073,452)			(1,581,163)		(3,075,436)		(5,185,934)		(9,842,533)

As of August 31, 2009, all of the securities held by the Acquired Portfolios would comply with the investment restrictions and/or compliance guidelines of the Acquiring Portfolio.

Pro Forma Combined

International Equity Flex III Portfolio

Statement of Assets and Liabilities

as of August 31, 2009

(unaudited)

	Credit Suisse Trust - International Equity Flex I	Credit Suisse Trust - International Equity Flex II	Credit Suisse Trust - International Equity Flex III	Pro Forma Adjustments		Pro Forma Combined

Assets

Investments at value (Cost $20,635,703, $36,522,118, $64,456,124, $121,613,945, respectively)	$23,712,977	$41,420,597	$73,825,161	$		$138,958,735
Cash	844	252	981			2,077
Cash segregated at brokers for short sales	2,434,476	3,670,636	7,743,970			13,849,082
Receivable for investments sold	197,704	321,224	1,028,219			1,547,147
Receivable for portfolio shares sold	—	26,408	88,210			114,618
Dividend receivable	115,823	74,215	159,746			349,784
Prepaid expenses and other assets	5,333	4,187	7,458			16,978
Total Assets	26,467,157	45,517,519	82,853,745	—		154,838,421
Liabilities
Advisory fee payable	29,446	22,361	43,467			95,274
Administrative services fee payable	2,650	28,790	5,715			37,155
Payable upon return of securities loaned	2,495,155	3,756,155	7,753,432			14,004,742
Securities sold short at value (Proceeds $1,469,119, $2,828,086, $4,776,247, $9,073,452, respectively)	1,581,163	3,075,436	5,185,934			9,842,533
Due to custodian	794,216	38,562	81,223			914,001
Payable for investments purchased	346,774	512,087	1,305,832			2,164,693
Payable for portfolio shares redeemed	82,774	23,985	26,681			133,440
Dividend expense payable on securities sold short	363	2,161	788			3,312
Other accrued expenses payable	11,073	75,689	53,799			140,561
Total Liabilities	5,343,614	7,535,226	14,456,871	—		27,335,711
Net Assets
Capital stock, $.001 par value	1,966	4,140	11,674			17,780
Paid-in capital	114,891,430	79,553,949	61,982,724			256,428,103
Undistributed net investment income	2,291,192	954,559	1,466,787			4,712,538
Accumulated net realized loss on investments, short sales and foreign currency transactions	(99,031,006)	(47,183,046)	(4,026,319)			(150,240,371)
Net unrealized appreciation on investments, short sales and foreign currency translations	2,969,961	4,652,691	8,962,008			16,584,660
Net Assets	$21,123,543	$37,982,293	$68,396,874	$—		$127,502,710

Shares outstanding	1,965,806	4,140,224	11,674,005	3,978,107	*	21,758,142
Net asset value, offering price and redemption price per share	$10.75	$9.17	$5.86			$5.86

*  To adjust for a tax-free exchange of International Equity Flex I Portfolio and International Equity Flex II Portfolio shares for shares of International Equity Flex III Portfolio.

Pro Forma Combined

International Equity Flex III Portfolio

Statement of Operations

for the twelve months ended August 31, 2009

(unaudited)

	Credit Suisse Trust - International Equity Flex I	Credit Suisse Trust - International Equity Flex II	Credit Suisse Trust - International Equity Flex III	Pro Forma Adjustments		Pro Forma Combined

Investment Income

Dividends	$1,709,582	$815,688	$1,807,326	$		$4,332,596
Interest	277	3,194	1,174			4,645
Securities lending	46,313	54,487	68,457			169,257
Foreign taxes withheld	(159,150)	(50,853)	(172,222)			(382,225)
Total investment income	1,597,022	822,516	1,704,735	—		4,124,273
Expenses
Investment advisory fees	452,382	445,442	416,218	88,749	(a)	1,402,791
Administrative services fees	72,352	133,183	104,333	(6,431	)(b)	303,437
Custodian fees	42,866	84,660	72,404	(100,199	)(b)	99,731
Audit and tax fees	30,573	31,932	32,168	(42,158	)(b)	52,515
Trustees’ fees	10,061	10,969	10,061	(8,929	)(b)	22,162
Other expenses	48,654	134,513	140,993	(92,885	)(b)	231,275
Gross expenses	656,888	840,699	776,177	(161,853)		2,111,911
Less: fees waived	—	(484,345)	(254,508)	520,709	(c)	(218,144)
Net expenses	656,888	356,354	521,669	358,856		1,893,767
Dividends on short sales	18,906	3,719	3,703	993,694	(d)	1,020,022
Net expenses including dividends on short sales	675,794	360,073	525,372	1,352,550		2,913,789
Net investment income	921,228	462,443	1,179,363	(1,352,550)		1,210,484
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(16,441,809)	(23,973,196)	(14,645,517)			(55,060,522)
Net realized loss from short sales	(144,845)	(67,484)	(76,384)			(288,713)
Net realized gain from foreign currency transactions	(128,908)	(43,397)	(57,496,594)			(57,668,899)
Net change in unrealized appreciation (depreciation) from investments	(756,675)	6,177,636	(8,614,368)			(3,193,407)
Net change in unrealized appreciation (depreciation) from short sales	(112,043)	(247,350)	(409,687)			(769,080)
Net change in unrealized appreciation (depreciation) from foreign currency translations	27,845	24,605	19,722			72,172
Net realized and unrealized loss from investments	(17,556,435)	(18,129,186)	(81,222,828)	—		(116,908,449)

Net decrease in net assets resulting from operations	$(16,635,207)	$(17,666,743)	$(80,043,465)	$(1,352,550)		$(115,697,965)

(a)          Based on contract in effect for the surviving fund.

(b)         Fee adjustments due to elimination of duplicate expenses achieved by combining the funds and the recent strategy changes that have been implemented.

(c)          Adjustment to investment advisory fee waiver based on pro forma expenses.

(d)         Effective May 1, 2009 the portfolios adopted new investment strategies through which it invests primarily in foreign equity securities using a “flexible 130/30 strategy”. Dividends on short sales are dividends paid to lenders on borrowed securities.  These expenses relating to dividends on short sales will vary depending on whether the securities the portfolio sells short pay dividends and on the size of such dividends.

Notes to Pro Forma Combined Financial Statements

(unaudited)

Note 1. Organization

Credit Suisse Trust — International Equity Flex III Portfolio (the “Acquiring Portfolio”), a series of Credit Suisse Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Acquiring Portfolio is a diversified investment fund that seeks capital appreciation. Shares of the Acquiring Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Acquiring Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust - International Equity Flex II Portfolio, (the “Target Portfolios”), each an open-end management investment company registered under the 1940 Act, by the Acquiring Portfolio as if such acquisition had taken place as of August 31, 2009.

Under the terms of the Reorganization Agreement, the combination of Target Portfolios and Acquiring Portfolio will be accounted for by the method of accounting for tax-free mergers of investment companies.  The acquisition would be accomplished by an acquisition of the net assets of the Target Portfolios in exchange for shares of the Acquiring Portfolio at net asset value.  The statement of assets and liabilities and the related statement of operations of the Target Portfolios and the Acquiring Portfolio have been combined as of and for the twelve months ended August 31, 2009.  Following the acquisition, the Acquiring Portfolio will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the accounting survivor and the results of operations for pre-combination periods of the accounting survivor will not be restated.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Portfolios by the Acquiring Portfolio had taken place as of August 31, 2009.

The pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring Portfolio and the Target Portfolios which are incorporated by reference into their combined Statement of Additional Information.

Note 3. Portfolio Valuation

The net asset value of the Portfolios are determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolios may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Portfolios’ investments carried at value:

International Equity Flex I Portfolio

	Level 1	Level 2	Level 3	Total
LONG STOCK POSITIONS
COMMON STOCKS
Asia	$1,005,040	$—	$—	$1,005,040
Australia	72,091	822,184	—	894,275
Austria	—	64,651	—	64,651
Belgium	—	211,785	—	211,785
Bermuda	—	5,511	—	5,511
Cyprus	—	26,348	—	26,348
Denmark	—	210,297	—	210,297
Finland	—	281,137	—	281,137
France	24,934	2,206,908	—	2,231,842
Germany	—	1,899,134	—	1,899,134
Greece	—	121,316	—	121,316
Hong Kong	288,400	—	—	288,400
Ireland	—	37,628	—	37,628
Italy	—	843,379	—	843,379
Japan	—	5,078,009	—	5,078,009
Luxembourg	—	131,059	—	131,059
Netherlands	—	682,061	—	682,061
Norway	—	121,327	—	121,327
Portugal	—	75,236	—	75,236
Russia	—	—	—	—
Singapore	165,726	—	—	165,726
Spain	—	1,140,396	—	1,140,396
Sweden	—	578,736	—	578,736
Switzerland	—	1,861,450	—	1,861,450
United Kingdom	2,380	4,569,187	—	4,571,567
PREFERRED STOCKS
Germany	418	38,569	—	38,987
WARRANTS
Italy	1	—	—	1
SHORT-TERM INVESTMENTS	60,679	1,087,000	—	1,147,679
SHORT STOCK POSITIONS
COMMON STOCKS
Austria	—	(34,154)	—	(34,154)
Belgium	—	(84,261)	—	(84,261)
Bermuda	—	(30,473)	—	(30,473)
Denmark	—	(51,739)	—	(51,739)
Finland	—	(26,328)	—	(26,328)
France	—	(179,271)	—	(179,271)
Germany	—	(177,750)	—	(177,750)
India	—	(15,173)	—	(15,173)
Italy	—	(41,853)	—	(41,853)
Japan	—	(250,191)	—	(250,191)
Netherlands	—	(190,614)	—	(190,614)
Norway	—	(24,252)	—	(24,252)
Spain	—	(40,865)	—	(40,865)
Sweden	—	(67,235)	—	(67,235)
Switzerland	—	(144,599)	—	(144,599)
United Kingdom	—	(201,929)	—	(201,929)
PREFERRED STOCKS
Germany	—	(20,476)	—	(20,476)
Other Financial Instruments*	—	—	—	—
	$1,619,669	$20,512,145	$—	$22,131,814

*Other financial instruments include futures, forwards and swap contracts.

International Equity Flex II Portfolio

	Level 1	Level 2	Level 3	Total
LONG STOCK POSITIONS
COMMON STOCKS
Asia	$1,851,195	$—	$—	$1,851,195
Australia	146,661	1,413,999	—	1,560,660
Austria	—	107,883	—	107,883
Belgium	—	348,392	—	348,392
Bermuda	—	9,823	—	9,823
Cyprus	—	45,234	—	45,234
Denmark	—	351,183	—	351,183
Finland	—	494,459	—	494,459
France	44,918	4,038,440	—	4,083,358
Germany	—	3,256,219	—	3,256,219
Greece	—	226,895	—	226,895
Hong Kong	510,468	—	—	510,468
Ireland	—	58,325	—	58,325
Italy	—	1,498,184	—	1,498,184
Japan	—	9,374,136	—	9,374,136
Luxembourg	28,717	205,895	—	234,612
Netherlands	8,521	1,161,632	—	1,170,153
Norway	—	231,941	—	231,941
Portugal	—	138,108	—	138,108
Russia	—	—	—	—
Singapore	294,624	—	—	294,624
Spain	—	2,021,509	—	2,021,509
Sweden	—	1,042,763	—	1,042,763
Switzerland	—	3,387,406	—	3,387,406
United Kingdom	8,019	8,184,091	—	8,192,110
PREFERRED STOCKS
Germany	11,062	63,375	—	74,437
WARRANTS
Italy	1	—	—	1
SHORT-TERM INVESTMENTS	85,519	771,000	—	856,519
SHORT STOCK POSITIONS
COMMON STOCKS
Austria	—	(51,725)	—	(51,725)
Belgium	—	(120,635)	—	(120,635)
Bermuda	—	(59,135)	—	(59,135)
Denmark	—	(73,782)	—	(73,782)
Finland	—	(38,810)	—	(38,810)
France	—	(316,642)	—	(316,642)
Germany	—	(307,562)	—	(307,562)
India	—	(30,508)	—	(30,508)
Italy	—	(83,350)	—	(83,350)
Japan	—	(726,195)	—	(726,195)
Netherlands	—	(332,090)	—	(332,090)
Norway	—	(41,905)	—	(41,905)
Spain	—	(81,847)	—	(81,847)
Sweden	—	(159,137)	—	(159,137)
Switzerland	—	(260,612)	—	(260,612)
United Kingdom	—	(351,960)	—	(351,960)
PREFERRED STOCKS
Germany	—	(39,541)	—	(39,541)
Other Financial Instruments*	—	—	—	—
	$2,989,705	$35,355,456	$—	$38,345,161

*Other financial instruments include futures, forwards and swap contracts.

International Equity Flex III Portfolio

	Level 1	Level 2	Level 3	Total
LONG STOCK POSITIONS
COMMON STOCKS
Asia	$1,644,386	$—	$—	$1,644,386
Australia	191,010	3,742,293	—	3,933,303
Austria	—	167,067	—	167,067
Belgium	—	676,115	—	676,115
Bermuda	—	14,866	—	14,866
Cyprus	—	71,933	—	71,933
Denmark	—	654,923	—	654,923
Finland	—	911,732	—	911,732
France	87,782	7,299,880	—	7,387,662
Germany	—	5,984,257	—	5,984,257
Greece	—	422,709	—	422,709
Hong Kong	1,268,643	—	—	1,268,643
Ireland	—	74,157	—	74,157
Italy	—	2,648,852	—	2,648,852
Japan	—	16,678,940	—	16,678,940
Luxembourg	41,824	340,789	—	382,613
Netherlands	—	2,153,168	—	2,153,168
Norway	—	394,710	—	394,710
Portugal	—	235,126	—	235,126
Russia	3,537	—	—	3,537
Singapore	733,297	—	—	733,297
Spain	—	3,684,588	—	3,684,588
Sweden	—	1,870,041	—	1,870,041
Switzerland	—	6,131,957	—	6,131,957
United Kingdom	12,494	14,602,288	—	14,614,782
PREFERRED STOCKS
Germany	10,612	123,577	—	134,189
WARRANTS
Italy	146	—	—	146
SHORT-TERM INVESTMENTS	9,462	938,000	—	947,462
SHORT STOCK POSITIONS
COMMON STOCKS
Austria	—	(104,510)	—	(104,510)
Belgium	—	(228,727)	—	(228,727)
Bermuda	—	(89,626)	—	(89,626)
Denmark	—	(145,514)	—	(145,514)
Finland	—	(70,895)	—	(70,895)
France	—	(626,447)	—	(626,447)
Germany	—	(488,415)	—	(488,415)
India	—	(41,584)	—	(41,584)
Italy	—	(138,388)	—	(138,388)
Japan	—	(1,096,818)	—	(1,096,818)
Netherlands	—	(580,523)	—	(580,523)
Norway	—	(61,922)	—	(61,922)
Spain	—	(137,080)	—	(137,080)
Sweden	—	(212,023)	—	(212,023)
Switzerland	—	(482,874)	—	(482,874)
United Kingdom	—	(589,542)	—	(589,542)
PREFERRED STOCKS
Germany	—	(91,046)	—	(91,046)
Other Financial Instruments*	—	—	—	—
	$4,003,193	$64,636,034	$—	$68,639,227

*Other financial instruments include futures, forwards and swap contracts.

Note 4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Portfolio that would have been issued at August 31, 2009, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of share of the Target Portfolios, as of August 31, 2009, divided by the net asset value per share of the share of the Acquiring Portfolio as of August 31, 2009.  The pro forma number of shares outstanding for the combined portfolio consists of the following at August 31, 2009:

	International Equity Flex I Portfolio (Target Portfolio)	International Equity Flex II Portfolio (Target Portfolio)	International Equity Flex III Portfolio (Acquiring Portfolio)	Pro Forma Adjustments	Pro Forma Combined International Equity Flex III Portfolio

Shares Outstanding	1,965,806	4,140,224	11,674,005	3,978,107	21,758,142

Net Asset Value Per Share	$10.75	$9.17	$5.86		$5.86

Note 5. Pro Forma Operating Expenses

The preparation of the Pro Forma Combined Statement of Operations requires management to make estimates and assumptions that affect the reported amounts of estimated expenses. Actual results could differ from these estimates.

Note 6. Federal Income Taxes

At August 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments for the Target Portfolios were $20,635,703, $3,243,543, $(166,269) and $3,077,274 respectively for International Equity Flex I Portfolio and $36,522,118, $5,065,909 $(167,430) and $4,898,479 respectively for International Equity Flex II Portfolio.

At August 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments for the Acquiring Portfolio were $64,456,124 $9,658,966, $(289,929) and $9,369,037, respectively.

At August 31, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short for the Target Portfolios were

$(1,469,119), $4,269, $(116,313) and $(112,044) respectively for International Equity Flex I Portfolio and $(2,828,086), $8,059, $(255,409) and $(247,350) respectively for International Equity Flex II Portfolio.

At August 31, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short for the Acquiring Portfolio were $(4,776,247) $12,228, $(421,915) and $(409,687), respectively.

Each of the Target Portfolios and the Acquiring Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and therefore no provision for federal income taxes is required.  After the mergers, the Acquiring Portfolio intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.